                           Nuveen Multistate Trust IV

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07751

                           Nuveen Multistate Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312 917-7700)
                                                           --------------

                      Date of fiscal year end: May 31st
                                               --------

                      Date of reporting period: May 31st
                                               ---------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30c-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund


[LOGO] Nuveen Investments

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

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Funds. Rick, who has 18 years of investment management experience, assumed primary management responsibility for these Funds in January 2003.

--------------------------------------------------------------------------------

What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

The six states covered in this report presented a wide variety of economic and financial conditions during this twelve-month reporting period. For example, the Kansas economy, partially supported by non-durable form-related industries activity, remained relatively strong, though the struggling airline industry and a disappointing telecommunication services sector offset some of that growth. Despite experiencing some shortfall of projected revenues, Kansas was able to balance its fiscal year 2004 without major tax increases. As of May 31, 2003, the state maintained its Aa1 and AA+ ratings from Moody's and Standard & Poor's, respectively.

Kentucky's economy also was relatively strong compared with many other states as it continued to emerge from the recent recession. Modest growth was led by the service and manufacturing sectors, and the state was able to balance its budget without resorting to a major tax increase, thanks to a variety of cost-containment measures and the use of non-recurring revenues. As of the end of the reporting period, Kentucky had ratings of Aa2 and AA- from Moody's and Standard & Poor's.

Michigan's economy continued to endure challenging conditions, with manufacturing job losses outpacing service sector employment increases. At the end of May, Michigan had a 2003 budget shortfall of about $285 million and a projected deficit of almost $2 billion in fiscal 2004. While rainy day reserves and other special funds may be depleted by the end of fiscal 2003, we believe that the state's overall debt position is well managed and its total debt burden is relatively low. As of May 31, 2003, Michigan maintained a Aaa rating from Moody's, although the rating agency did have the state on its negative watch list. Standard & Poor's also maintained its AAA rating as of the end of the reporting period.

In Missouri, the state faced job losses in the construction, wholesale trade and manufacturing sectors. On a positive note, Missouri's financial position remained very solid, thanks to a build-up of financial reserves and a series of recent budget cuts. The state had Aaa and AAA ratings from Moody's and Standard & Poor's at the end of the reporting period.

Ohio's economy continued to be weak. Manufacturing remained in a recession, affecting some service industries. The Steel tariffs imposed by the president have driven up the price of steel and increased costs to Ohio's industrial users, thus rendering them less profitable because of higher production costs. Further constraining Ohio's economic growth was the state's weakening demographic profile, particularly its difficulty holding on to university graduates. Housing market conditions remained weak. As of May 31, 2003, the state had Aa1/AA+ credit ratings from Moody's and Standard & Poor's, but both agencies revised their outlook to negative during the reporting period.

As the reporting period progressed, Wisconsin's economy steadily improved, thanks to improving


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

                Class A Shares--
                One-Year Total Returns as of 5/31/03
                ------------------------------------------------

                Nuveen Kansas Municipal Bond Fund/1/      10.03%
                Lipper Kansas Municipal Debt Funds
                  category average/2/                      7.16%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Kentucky Municipal Bond Fund/1/     9.03%
                Lipper Kentucky Municipal Debt Funds
                  category average/2/                      8.92%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Michigan Municipal Bond Fund/1/    10.40%
                Lipper Michigan Municipal Debt Funds
                  category average/2/                      9.49%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Missouri Municipal Bond Fund/1/     9.63%
                Lipper Missouri Municipal Debt Funds
                  category average/2/                      9.77%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Ohio Municipal Bond Fund/1/        10.65%
                Lipper Ohio Municipal Debt Funds category
                  average/2/                               9.19%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Wisconsin Municipal Bond Fund/1/    9.41%
                Lipper Other States Municipal Debt Funds
                  category average/2/                      8.14%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

fortunes for its manufacturing and service sectors. Substantial gains in the health-services industry also helped Wisconsin's economic performance, though these gains were counterbalanced by weak demand for automobiles and paper products. Despite the economic growth, the state is facing substantial budget deficits as tax revenues continue below projections. Wisconsin is rated Aa3/AA-by Moody's and Standard & Poor's, respectively.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. However, among these six states, only Kansas and Wisconsin showed an increase in issuance during the first five months of 2003 when compared with the same period in 2002.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the six Nuveen Funds discussed in this report (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to that of their peers (as measured by their Lipper peer group average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index")).

Of the six Funds, five outperformed their respective Lipper peer group averages. The Missouri Fund's return was in line with its peer group average.

The Michigan and Ohio Funds also outperformed the national Lehman Index, while the other four Funds underperformed this benchmark. There were two primary reasons for this underperformance over the reporting period. First, each of the Funds' total returns reflects the impact of management fees, while the Lehman Index is unmanaged. Second, each of the Funds had a shorter duration than the Lehman Index. During a period of falling interest rates, as was the case during much of the twelve-month period, a longer duration investment generally will be expected to perform better than a shorter duration investment assuming no special circumstances in either case. As of May 31, 2003, the duration of the Lehman Index was 7.80, compared with durations ranging between 5.88 and 7.16 for the four underperforming Funds. The Michigan and Ohio Funds outperformed the Index despite the effects of management fees and shorter durations.

--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of May 31,
 2003. Current performance may be more or less than the performance shown.
2For each state, the Lipper peer group returns shown represent the average annualized total return for all reporting funds for the one-year period ended May 31, 2003. As of that date, the Lipper peer groups included 10 Kansas funds, 12 Kentucky funds, 39 Michigan funds, 21 Missouri funds, 42 Ohio funds and 62 Other State funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


                            Annual Report l Page 3

Helping the total returns of each Fund during this period were their relatively large concentrations of AAA/U.S. guaranteed and AA rated bonds, which, as previously noted, were among the market's best performers during the past year. Please see the Fund Spotlight pages for more information about each Fund's performance and holdings.

What strategies did you use to manage the Funds during the twelve-month reporting period?

We managed these six Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research- driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

We also sought to avoid excessive turnover in all of the Fund portfolios. With interest rates at near-historic lows, we believed it generally made little sense to sell older investments often with higher coupons and buy new securities offering the lower prevailing yields--all while increasing our shareholders' capital gains exposure. Thus, we limited the Funds' trading activity to include only those transactions that, in our opinion, improved diversification, enhanced the Fund's call protection or otherwise were in the best long-term interests of shareholders.

To manage credit risk in the current uncertain environment, we maintained each Fund's high credit quality Portfolio. We also sought to take advantage of unique opportunities in each state. Here is a brief summary of specific strategies we followed on a portfolio-by-portfolio basis:

Kansas

As the period began, we concentrated on seeking opportunities to enhance the Fund's diversification, call structure and total-return potential. In particular, we were attracted to bonds due to mature in approximately 15 to 20 years, because we believed this part of the yield curve offered our shareholders attractive income and total return potential while limiting some of the exposure to interest rate risk. Throughout the period, however, trading activity was limited because of the relatively scarce supply of new issuance within the state. When opportunities did arise or new cash came into the Fund, we looked to buy high-quality bonds.

Kentucky

We sought to reduce the Fund's exposure to economically sensitive projects or securities backed by corporate revenues, since we believed these bonds might be especially vulnerable to credit problems if economic conditions deteriorated. In general, we focused on improving diversification and credit quality. We thought this approach made particular sense in Kentucky, a state with limited issuance and a significant percentage of insured new issue supply.

Michigan

As the reporting period progressed, we sought to improve the Fund's call protection. Approximately 22 percent of the portfolio may be subject to calls during the remainder of 2003 through 2005, and this could affect the Fund's dividend-paying capabilities over time if interest rates remain low. To improve the Fund's structure, we sought to add new bonds that offered longer durations and maturities. However, we proceeded cautiously, since we believed that buying too many similar securities at the same time might subject the Fund to increased interest rate risk in the event of an unexpected rise in rates.

Missouri

During much of the reporting period many Missouri investors seemed eager to own municipal bonds, and this led to strong cash flows into the Fund. The need



                            Annual Report l Page 4
to invest these inflows, along with our desire to improve the Fund's call protection, required us to be relatively active in our trading. We were particularly alert to the need for adequate diversification, although we were reluctant to increase our exposure to the multifamily housing and health care sectors, both of which we believed might underperform in the future.

Ohio

With interest rates at historically low levels, we sought to limit the Fund's interest rate risk by reducing its duration. In particular, we sold some of the Fund's longer-maturity bonds and reinvested the proceeds in shorter-maturity investments. Otherwise, our trading activity was relatively modest, as we focused on improving the Fund's diversification and call protection structure.

Wisconsin

Trading activity in this Fund was modest during the past year, as we sought to fine tune the Fund's diversification, call protection and total-return potential. One challenge faced by any portfolio manager of a Wisconsin municipal bond fund is the extremely limited supply of fully tax-exempt securities. The lack of attractive in-state opportunities led us to participate in a handful of Puerto Rico bond issues (U.S. territorial bonds are fully tax-exempt in all 50 states). It is our intention to sell the territorial bonds and reinvest the proceeds into in-state securities as attractive opportunities become available.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the portfolios of any of these Funds. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will begin to improve as the national picture brightens. As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.



                            Annual Report l Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Kansas Municipal Bond Fund*

                                    [CHART]

                    Nuveen                   Nuveen                  Lehman
                    Kansas                   Kansas                  Brothers
                    Municipal Bond           Municipal Bond          Municipal
                    Fund (Offer)             Fund (NAV)              Bond Index

 5/93                 $ 9,580                 $10,000                 $10,000
 6/93                   9,791                  10,220                  10,167
 7/93                   9,772                  10,201                  10,180
 8/93                  10,033                  10,473                  10,392
 9/93                  10,181                  10,627                  10,510
10/93                  10,208                  10,656                  10,530
11/93                  10,054                  10,495                  10,438
12/93                  10,276                  10,727                  10,658
 1/94                  10,418                  10,875                  10,779
 2/94                  10,085                  10,527                  10,500
 3/94                   9,482                   9,898                  10,073
 4/94                   9,488                   9,904                  10,159
 5/94                   9,642                  10,065                  10,247
 6/94                   9,540                   9,958                  10,184
 7/94                   9,764                  10,192                  10,371
 8/94                   9,780                  10,209                  10,407
 9/94                   9,577                   9,997                  10,254
10/94                   9,374                   9,785                  10,072
11/94                   9,148                   9,549                   9,889
12/94                   9,427                   9,840                  10,107
 1/95                   9,749                  10,176                  10,396
 2/95                  10,026                  10,466                  10,698
 3/95                  10,084                  10,526                  10,821
 4/95                  10,089                  10,531                  10,834
 5/95                  10,394                  10,850                  11,180
 6/95                  10,285                  10,736                  11,083
 7/95                  10,354                  10,808                  11,188
 8/95                  10,476                  10,936                  11,330
 9/95                  10,523                  10,985                  11,402
10/95                  10,731                  11,201                  11,567
11/95                  10,949                  11,429                  11,759
12/95                  11,094                  11,581                  11,872
 1/96                  11,112                  11,599                  11,962
 2/96                  10,975                  11,456                  11,881
 3/96                  10,764                  11,236                  11,729
 4/96                  10,725                  11,195                  11,696
 5/96                  10,773                  11,245                  11,691
 6/96                  10,919                  11,398                  11,818
 7/96                  11,012                  11,495                  11,926
 8/96                  11,007                  11,489                  11,924
 9/96                  11,198                  11,689                  12,091
10/96                  11,304                  11,799                  12,227
11/96                  11,497                  12,001                  12,451
12/96                  11,468                  11,971                  12,399
 1/97                  11,462                  11,965                  12,422
 2/97                  11,569                  12,076                  12,537
 3/97                  11,447                  11,949                  12,370
 4/97                  11,578                  12,086                  12,474
 5/97                  11,766                  12,281                  12,661
 6/97                  11,862                  12,382                  12,796
 7/97                  12,214                  12,750                  13,151
 8/97                  12,079                  12,608                  13,027
 9/97                  12,212                  12,747                  13,182
10/97                  12,309                  12,849                  13,266
11/97                  12,384                  12,927                  13,345
12/97                  12,578                  13,129                  13,540
 1/98                  12,701                  13,258                  13,679
 2/98                  12,682                  13,238                  13,683
 3/98                  12,734                  13,292                  13,695
 4/98                  12,642                  13,196                  13,634
 5/98                  12,863                  13,427                  13,849
 6/98                  12,916                  13,482                  13,903
 7/98                  12,957                  13,525                  13,938
 8/98                  13,157                  13,734                  14,154
 9/98                  13,320                  13,904                  14,331
10/98                  13,287                  13,869                  14,331
11/98                  13,340                  13,925                  14,381
12/98                  13,356                  13,941                  14,417
 1/99                  13,484                  14,075                  14,589
 2/99                  13,425                  14,013                  14,524
 3/99                  13,415                  14,004                  14,545
 4/99                  13,468                  14,058                  14,581
 5/99                  13,355                  13,940                  14,497
 6/99                  13,126                  13,702                  14,288
 7/99                  13,128                  13,703                  14,339
 8/99                  12,936                  13,503                  14,225
 9/99                  12,860                  13,423                  14,230
10/99                  12,628                  13,182                  14,077
11/99                  12,733                  13,291                  14,226
12/99                  12,578                  13,129                  14,119
 1/00                  12,435                  12,980                  14,058
 2/00                  12,633                  13,187                  14,221
 3/00                  12,978                  13,547                  14,533
 4/00                  12,873                  13,438                  14,447
 5/00                  12,768                  13,328                  14,372
 6/00                  13,104                  13,678                  14,753
 7/00                  13,322                  13,906                  14,958
 8/00                  13,528                  14,121                  15,188
 9/00                  13,464                  14,054                  15,109
10/00                  13,589                  14,185                  15,274
11/00                  13,661                  14,260                  15,390
12/00                  14,008                  14,622                  15,770
 1/01                  14,107                  14,726                  15,926
 2/01                  14,194                  14,816                  15,977
 3/01                  14,309                  14,936                  16,121
 4/01                  14,145                  14,765                  15,947
 5/01                  14,303                  14,930                  16,119
 6/01                  14,406                  15,037                  16,227
 7/01                  14,608                  15,248                  16,467
 8/01                  14,853                  15,505                  16,739
 9/01                  14,758                  15,405                  16,682
10/01                  14,919                  15,573                  16,881
11/01                  14,809                  15,458                  16,739
12/01                  14,698                  15,342                  16,580
 1/02                  14,890                  15,543                  16,867
 2/02                  15,084                  15,745                  17,071
 3/02                  14,796                  15,445                  16,736
 4/02                  15,079                  15,740                  17,063
 5/02                  15,170                  15,835                  17,167
 6/02                  15,335                  16,007                  17,348
 7/02                  15,516                  16,196                  17,571
 8/02                  15,697                  16,385                  17,782
 9/02                  16,074                  16,778                  18,172
10/02                  15,655                  16,341                  17,871
11/02                  15,609                  16,293                  17,797
12/02                  15,987                  16,688                  18,172
 1/03                  15,834                  16,528                  18,126
 2/03                  16,093                  16,798                  18,379
 3/03                  16,092                  16,798                  18,390
 4/03                  16,291                  17,005                  18,512
 5/03                  16,692                  17,424                  18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Kentucky Municipal Bond Fund*

                                    [CHART]

                        Nuveen                Nuveen                Lehman
                        Kentucky              Kentucky              Brothers
                        Municipal Bond        Municipal Bond        Municipal
                        Fund (Offer)          Fund (NAV)            Bond Index

 5/31/1993              $ 9,580               $10,000               $10,000
 6/30/1993                9,756                10,184                10,167
 7/31/1993                9,761                10,189                10,180
 8/31/1993                9,976                10,413                10,392
 9/30/1993               10,101                10,543                10,510
10/31/1993               10,130                10,574                10,530
11/30/1993               10,015                10,455                10,438
12/31/1993               10,197                10,644                10,658
 1/31/1994               10,325                10,778                10,779
 2/28/1994               10,054                10,494                10,500
 3/31/1994                9,632                10,055                10,073
 4/30/1994                9,652                10,075                10,159
 5/31/1994                9,764                10,192                10,247
 6/30/1994                9,710                10,136                10,184
 7/31/1994                9,905                10,339                10,371
 8/31/1994                9,926                10,361                10,407
 9/30/1994                9,750                10,178                10,254
10/31/1994                9,546                 9,965                10,072
11/30/1994                9,369                 9,780                 9,889
12/31/1994                9,645                10,068                10,107
 1/31/1995                9,951                10,387                10,396
 2/28/1995               10,272                10,723                10,698
 3/31/1995               10,332                10,785                10,821
 4/30/1995               10,342                10,796                10,834
 5/31/1995               10,684                11,152                11,180
 6/30/1995               10,577                11,040                11,083
 7/31/1995               10,648                11,114                11,188
 8/31/1995               10,768                11,240                11,330
 9/30/1995               10,817                11,292                11,402
10/31/1995               10,988                11,470                11,567
11/30/1995               11,188                11,679                11,759
12/31/1995               11,309                11,805                11,872
 1/31/1996               11,360                11,858                11,962
 2/29/1996               11,307                11,802                11,881
 3/31/1996               11,115                11,602                11,729
 4/30/1996               11,073                11,559                11,696
 5/31/1996               11,115                11,603                11,691
 6/30/1996               11,228                11,720                11,818
 7/31/1996               11,321                11,817                11,926
 8/31/1996               11,322                11,818                11,924
 9/30/1996               11,487                11,991                12,091
10/31/1996               11,602                12,111                12,227
11/30/1996               11,790                12,307                12,451
12/31/1996               11,744                12,259                12,399
 1/31/1997               11,765                12,281                12,422
 2/28/1997               11,861                12,381                12,537
 3/31/1997               11,742                12,257                12,370
 4/30/1997               11,838                12,357                12,474
 5/31/1997               11,989                12,514                12,661
 6/30/1997               12,107                12,638                12,796
 7/31/1997               12,434                12,979                13,151
 8/31/1997               12,346                12,887                13,027
 9/30/1997               12,477                13,024                13,182
10/31/1997               12,564                13,115                13,266
11/30/1997               12,630                13,183                13,345
12/31/1997               12,808                13,369                13,540
 1/31/1998               12,918                13,484                13,679
 2/28/1998               12,927                13,493                13,683
 3/31/1998               12,958                13,526                13,695
 4/30/1998               12,875                13,439                13,634
 5/31/1998               13,067                13,640                13,849
 6/30/1998               13,122                13,697                13,903
 7/31/1998               13,153                13,730                13,938
 8/31/1998               13,324                13,908                14,154
 9/30/1998               13,449                14,039                14,331
10/31/1998               13,422                14,011                14,331
11/30/1998               13,477                14,068                14,381
12/31/1998               13,490                14,081                14,417
 1/31/1999               13,592                14,188                14,589
 2/28/1999               13,565                14,160                14,524
 3/31/1999               13,584                14,179                14,545
 4/30/1999               13,614                14,211                14,581
 5/31/1999               13,548                14,142                14,497
 6/30/1999               13,349                13,935                14,288
 7/31/1999               13,368                13,954                14,339
 8/31/1999               13,179                13,757                14,225
 9/30/1999               13,125                13,701                14,230
10/31/1999               12,935                13,502                14,077
11/30/1999               13,017                13,587                14,226
12/31/1999               12,892                13,457                14,119
 1/31/2000               12,812                13,374                14,058
 2/29/2000               12,994                13,564                14,221
 3/31/2000               13,253                13,834                14,533
 4/30/2000               13,185                13,763                14,447
 5/31/2000               13,104                13,678                14,372
 6/30/2000               13,366                13,952                14,753
 7/31/2000               13,566                14,160                14,958
 8/31/2000               13,754                14,357                15,188
 9/30/2000               13,711                14,312                15,109
10/31/2000               13,823                14,429                15,274
11/30/2000               13,896                14,505                15,390
12/31/2000               14,192                14,814                15,770
 1/31/2001               14,279                14,905                15,926
 2/28/2001               14,352                14,981                15,977
 3/31/2001               14,465                15,099                16,121
 4/30/2001               14,340                14,968                15,947
 5/31/2001               14,467                15,101                16,119
 6/30/2001               14,582                15,221                16,227
 7/31/2001               14,791                15,439                16,467
 8/31/2001               15,028                15,687                16,739
 9/30/2001               14,913                15,567                16,682
10/31/2001               15,084                15,745                16,881
11/30/2001               14,994                15,652                16,739
12/31/2001               14,877                15,529                16,580
 1/31/2002               15,062                15,723                16,867
 2/28/2002               15,262                15,931                17,071
 3/31/2002               15,018                15,677                16,736
 4/30/2002               15,248                15,916                17,063
 5/31/2002               15,366                16,040                17,167
 6/30/2002               15,499                16,179                17,348
 7/31/2002               15,647                16,333                17,571
 8/31/2002               15,795                16,487                17,782
 9/30/2002               16,072                16,777                18,172
10/31/2002               15,793                16,485                17,871
11/30/2002               15,799                16,492                17,797
12/31/2002               16,105                16,811                18,172
 1/31/2003               16,040                16,743                18,126
 2/28/2003               16,293                17,008                18,379
 3/31/2003               16,241                16,953                18,390
 4/30/2003               16,394                17,113                18,512
 5/31/2003               16,754                17,489                18,946



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Michigan Municipal Bond Fund*

                                    [CHART]

                     Nuveen                Nuveen                  Lehman
                     Michigan              Michigan                Brothers
                     Municipal Bond        Municipal Bond          Municipal
                     Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993               $ 9,580               $10,000               $10,000
 6/30/1993                 9,755                10,183                10,167
 7/31/1993                 9,752                10,180                10,180
 8/31/1993                 9,963                10,400                10,392
 9/30/1993                10,083                10,525                10,510
10/31/1993                10,097                10,539                10,530
11/30/1993                10,001                10,439                10,438
12/31/1993                10,180                10,626                10,658
 1/31/1994                10,303                10,755                10,779
 2/28/1994                10,041                10,482                10,500
 3/31/1994                 9,638                10,060                10,073
 4/30/1994                 9,658                10,081                10,159
 5/31/1994                 9,757                10,185                10,247
 6/30/1994                 9,717                10,143                10,184
 7/31/1994                 9,895                10,329                10,371
 8/31/1994                 9,908                10,342                10,407
 9/30/1994                 9,779                10,208                10,254
10/31/1994                 9,590                10,010                10,072
11/30/1994                 9,433                 9,847                 9,889
12/31/1994                 9,668                10,092                10,107
 1/31/1995                 9,949                10,386                10,396
 2/28/1995                10,209                10,657                10,698
 3/31/1995                10,258                10,708                10,821
 4/30/1995                10,269                10,720                10,834
 5/31/1995                10,592                11,056                11,180
 6/30/1995                10,467                10,926                11,083
 7/31/1995                10,536                10,998                11,188
 8/31/1995                10,651                11,118                11,330
 9/30/1995                10,719                11,189                11,402
10/31/1995                10,892                11,369                11,567
11/30/1995                11,101                11,587                11,759
12/31/1995                11,245                11,738                11,872
 1/31/1996                11,285                11,780                11,962
 2/29/1996                11,210                11,701                11,881
 3/31/1996                11,013                11,495                11,729
 4/30/1996                10,955                11,436                11,696
 5/31/1996                10,976                11,457                11,691
 6/30/1996                11,092                11,579                11,818
 7/31/1996                11,201                11,692                11,926
 8/31/1996                11,213                11,705                11,924
 9/30/1996                11,390                11,889                12,091
10/31/1996                11,509                12,014                12,227
11/30/1996                11,707                12,220                12,451
12/31/1996                11,670                12,181                12,399
 1/31/1997                11,675                12,187                12,422
 2/28/1997                11,777                12,293                12,537
 3/31/1997                11,627                12,137                12,370
 4/30/1997                11,730                12,244                12,474
 5/31/1997                11,903                12,425                12,661
 6/30/1997                12,027                12,554                12,796
 7/31/1997                12,376                12,919                13,151
 8/31/1997                12,234                12,770                13,027
 9/30/1997                12,368                12,910                13,182
10/31/1997                12,473                13,020                13,266
11/30/1997                12,537                13,087                13,345
12/31/1997                12,714                13,271                13,540
 1/31/1998                12,819                13,381                13,679
 2/28/1998                12,829                13,392                13,683
 3/31/1998                12,851                13,415                13,695
 4/30/1998                12,777                13,337                13,634
 5/31/1998                12,970                13,538                13,849
 6/30/1998                13,023                13,594                13,903
 7/31/1998                13,045                13,617                13,938
 8/31/1998                13,229                13,809                14,154
 9/30/1998                13,392                13,979                14,331
10/31/1998                13,370                13,956                14,331
11/30/1998                13,414                14,002                14,381
12/31/1998                13,432                14,021                14,417
 1/31/1999                13,531                14,124                14,589
 2/28/1999                13,465                14,055                14,524
 3/31/1999                13,476                14,066                14,545
 4/30/1999                13,508                14,100                14,581
 5/31/1999                13,416                14,004                14,497
 6/30/1999                13,234                13,814                14,288
 7/31/1999                13,244                13,825                14,339
 8/31/1999                13,060                13,633                14,225
 9/30/1999                13,025                13,596                14,230
10/31/1999                12,827                13,389                14,077
11/30/1999                12,906                13,472                14,226
12/31/1999                12,754                13,313                14,119
 1/31/2000                12,612                13,165                14,058
 2/29/2000                12,810                13,371                14,221
 3/31/2000                13,103                13,677                14,533
 4/30/2000                13,005                13,575                14,447
 5/31/2000                12,906                13,472                14,372
 6/30/2000                13,239                13,819                14,753
 7/31/2000                13,441                14,030                14,958
 8/31/2000                13,644                14,242                15,188
 9/30/2000                13,555                14,150                15,109
10/31/2000                13,687                14,287                15,274
11/30/2000                13,720                14,322                15,390
12/31/2000                14,074                14,692                15,770
 1/31/2001                14,145                14,766                15,926
 2/28/2001                14,242                14,866                15,977
 3/31/2001                14,376                15,006                16,121
 4/30/2001                14,197                14,820                15,947
 5/31/2001                14,383                15,014                16,119
 6/30/2001                14,545                15,183                16,227
 7/31/2001                14,771                15,418                16,467
 8/31/2001                15,048                15,708                16,739
 9/30/2001                14,995                15,652                16,682
10/31/2001                15,210                15,877                16,881
11/30/2001                15,077                15,738                16,739
12/31/2001                14,899                15,552                16,580
 1/31/2002                15,142                15,806                16,867
 2/28/2002                15,346                16,019                17,071
 3/31/2002                15,001                15,658                16,736
 4/30/2002                15,273                15,942                17,063
 5/31/2002                15,348                16,020                17,167
 6/30/2002                15,529                16,210                17,348
 7/31/2002                15,711                16,400                17,571
 8/31/2002                15,921                16,618                17,782
 9/30/2002                16,292                17,007                18,172
10/31/2002                15,977                16,678                17,871
11/30/2002                15,946                16,645                17,797
12/31/2002                16,305                17,020                18,172
 1/31/2003                16,232                16,943                18,126
 2/28/2003                16,501                17,225                18,379
 3/31/2003                16,441                17,162                18,390
 4/30/2003                16,616                17,345                18,512
 5/31/2003                16,945                17,687                18,946


--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.



                            Annual Report l Page 6

     Growth of an Assumed $10,000 Investment

     Nuveen Missouri Municipal Bond Fund*

                                    [CHART]

                       Nuveen                Nuveen                  Lehman
                       Missouri              Missouri                Brothers
                       Municipal Bond        Municipal Bond          Municipal
                       Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993               $ 9,580                10,000                10,000
 6/30/1993                 9,775                10,204                10,167
 7/31/1993                 9,770                10,198                10,180
 8/31/1993                10,013                10,452                10,392
 9/30/1993                10,148                10,593                10,510
10/31/1993                10,177                10,624                10,530
11/30/1993                10,070                10,511                10,438
12/31/1993                10,269                10,719                10,658
 1/31/1994                10,408                10,864                10,779
 2/28/1994                10,139                10,584                10,500
 3/31/1994                 9,690                10,115                10,073
 4/30/1994                 9,690                10,115                10,159
 5/31/1994                 9,812                10,242                10,247
 6/30/1994                 9,756                10,184                10,184
 7/31/1994                 9,926                10,361                10,371
 8/31/1994                 9,937                10,372                10,407
 9/30/1994                 9,775                10,203                10,254
10/31/1994                 9,595                10,016                10,072
11/30/1994                 9,413                 9,825                 9,889
12/31/1994                 9,644                10,067                10,107
 1/31/1995                 9,935                10,371                10,396
 2/28/1995                10,214                10,661                10,698
 3/31/1995                10,282                10,733                10,821
 4/30/1995                10,290                10,741                10,834
 5/31/1995                10,615                11,081                11,180
 6/30/1995                10,495                10,956                11,083
 7/31/1995                10,555                11,018                11,188
 8/31/1995                10,676                11,144                11,330
 9/30/1995                10,755                11,226                11,402
10/31/1995                10,916                11,395                11,567
11/30/1995                11,097                11,584                11,759
12/31/1995                11,218                11,710                11,872
 1/31/1996                11,279                11,773                11,962
 2/29/1996                11,212                11,704                11,881
 3/31/1996                10,995                11,477                11,729
 4/30/1996                10,939                11,418                11,696
 5/31/1996                10,988                11,469                11,691
 6/30/1996                11,099                11,585                11,818
 7/31/1996                11,191                11,681                11,926
 8/31/1996                11,210                11,701                11,924
 9/30/1996                11,375                11,873                12,091
10/31/1996                11,488                11,992                12,227
11/30/1996                11,698                12,210                12,451
12/31/1996                11,652                12,163                12,399
 1/31/1997                11,650                12,160                12,422
 2/28/1997                11,765                12,281                12,537
 3/31/1997                11,631                12,141                12,370
 4/30/1997                11,737                12,251                12,474
 5/31/1997                11,897                12,419                12,661
 6/30/1997                12,026                12,553                12,796
 7/31/1997                12,376                12,918                13,151
 8/31/1997                12,250                12,787                13,027
 9/30/1997                12,390                12,934                13,182
10/31/1997                12,476                13,023                13,266
11/30/1997                12,551                13,101                13,345
12/31/1997                12,740                13,299                13,540
 1/31/1998                12,850                13,413                13,679
 2/28/1998                12,846                13,409                13,683
 3/31/1998                12,877                13,441                13,695
 4/30/1998                12,815                13,377                13,634
 5/31/1998                13,006                13,576                13,849
 6/30/1998                13,059                13,632                13,903
 7/31/1998                13,089                13,663                13,938
 8/31/1998                13,283                13,865                14,154
 9/30/1998                13,431                14,019                14,331
10/31/1998                13,402                13,990                14,331
11/30/1998                13,457                14,047                14,381
12/31/1998                13,476                14,067                14,417
 1/31/1999                13,589                14,185                14,589
 2/28/1999                13,549                14,143                14,524
 3/31/1999                13,543                14,137                14,545
 4/30/1999                13,599                14,195                14,581
 5/31/1999                13,521                14,114                14,497
 6/30/1999                13,333                13,918                14,288
 7/31/1999                13,352                13,937                14,339
 8/31/1999                13,186                13,764                14,225
 9/30/1999                13,144                13,720                14,230
10/31/1999                12,929                13,495                14,077
11/30/1999                12,997                13,567                14,226
12/31/1999                12,891                13,456                14,119
 1/31/2000                12,772                13,332                14,058
 2/29/2000                12,930                13,497                14,221
 3/31/2000                13,177                13,755                14,533
 4/30/2000                13,133                13,709                14,447
 5/31/2000                13,051                13,623                14,372
 6/30/2000                13,327                13,911                14,753
 7/31/2000                13,516                14,109                14,958
 8/31/2000                13,694                14,294                15,188
 9/30/2000                13,638                14,236                15,109
10/31/2000                13,777                14,381                15,274
11/30/2000                13,865                14,473                15,390
12/31/2000                14,177                14,799                15,770
 1/31/2001                14,266                14,891                15,926
 2/28/2001                14,341                14,970                15,977
 3/31/2001                14,458                15,091                16,121
 4/30/2001                14,319                14,947                15,947
 5/31/2001                14,477                15,112                16,119
 6/30/2001                14,581                15,220                16,227
 7/31/2001                14,781                15,429                16,467
 8/31/2001                15,077                15,738                16,739
 9/30/2001                15,004                15,662                16,682
10/31/2001                15,164                15,829                16,881
11/30/2001                15,061                15,722                16,739
12/31/2001                14,944                15,600                16,580
 1/31/2002                15,133                15,797                16,867
 2/28/2002                15,309                15,980                17,071
 3/31/2002                15,049                15,709                16,736
 4/30/2002                15,283                15,953                17,063
 5/31/2002                15,374                16,048                17,167
 6/30/2002                15,523                16,204                17,348
 7/31/2002                15,687                16,374                17,571
 8/31/2002                15,865                16,560                17,782
 9/30/2002                16,145                16,853                18,172
10/31/2002                15,833                16,528                17,871
11/30/2002                15,795                16,487                17,797
12/31/2002                16,136                16,843                18,172
 1/31/2003                16,053                16,757                18,126
 2/28/2003                16,293                17,007                18,379
 3/31/2003                16,298                17,013                18,390
 4/30/2003                16,510                17,234                18,512
 5/31/2003                16,855                17,593                18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Ohio Municipal Bond Fund*

                                    [CHART]

                                                                     Lehman
                       Nuveen Ohio           Nuveen Ohio             Brothers
                       Municipal Bond        Municipal Bond          Municipal
                       Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993              $ 9,580                $10,000                $10,000
 6/30/1993                9,749                 10,176                 10,167
 7/31/1993                9,753                 10,181                 10,180
 8/31/1993                9,942                 10,378                 10,392
 9/30/1993               10,079                 10,521                 10,510
10/31/1993               10,092                 10,534                 10,530
11/30/1993               10,002                 10,441                 10,438
12/31/1993               10,159                 10,605                 10,658
 1/31/1994               10,282                 10,733                 10,779
 2/28/1994               10,050                 10,490                 10,500
 3/31/1994                9,683                 10,107                 10,073
 4/30/1994                9,685                 10,110                 10,159
 5/31/1994                9,792                 10,222                 10,247
 6/30/1994                9,750                 10,178                 10,184
 7/31/1994                9,912                 10,347                 10,371
 8/31/1994                9,924                 10,359                 10,407
 9/30/1994                9,775                 10,204                 10,254
10/31/1994                9,619                 10,040                 10,072
11/30/1994                9,496                  9,912                  9,889
12/31/1994                9,688                 10,113                 10,107
 1/31/1995                9,936                 10,372                 10,396
 2/28/1995               10,190                 10,637                 10,698
 3/31/1995               10,275                 10,726                 10,821
 4/30/1995               10,277                 10,728                 10,834
 5/31/1995               10,576                 11,039                 11,180
 6/30/1995               10,476                 10,935                 11,083
 7/31/1995               10,545                 11,008                 11,188
 8/31/1995               10,661                 11,129                 11,330
 9/30/1995               10,720                 11,190                 11,402
10/31/1995               10,884                 11,361                 11,567
11/30/1995               11,075                 11,561                 11,759
12/31/1995               11,192                 11,682                 11,872
 1/31/1996               11,223                 11,715                 11,962
 2/29/1996               11,146                 11,634                 11,881
 3/31/1996               10,974                 11,455                 11,729
 4/30/1996               10,926                 11,405                 11,696
 5/31/1996               10,956                 11,437                 11,691
 6/30/1996               11,074                 11,559                 11,818
 7/31/1996               11,173                 11,663                 11,926
 8/31/1996               11,165                 11,655                 11,924
 9/30/1996               11,314                 11,810                 12,091
10/31/1996               11,425                 11,926                 12,227
11/30/1996               11,604                 12,113                 12,451
12/31/1996               11,566                 12,073                 12,399
 1/31/1997               11,568                 12,075                 12,422
 2/28/1997               11,670                 12,182                 12,537
 3/31/1997               11,529                 12,034                 12,370
 4/30/1997               11,611                 12,120                 12,474
 5/31/1997               11,765                 12,281                 12,661
 6/30/1997               11,879                 12,400                 12,796
 7/31/1997               12,180                 12,714                 13,151
 8/31/1997               12,065                 12,594                 13,027
 9/30/1997               12,191                 12,725                 13,182
10/31/1997               12,275                 12,813                 13,266
11/30/1997               12,339                 12,880                 13,345
12/31/1997               12,520                 13,069                 13,540
 1/31/1998               12,646                 13,201                 13,679
 2/28/1998               12,645                 13,200                 13,683
 3/31/1998               12,677                 13,233                 13,695
 4/30/1998               12,599                 13,152                 13,634
 5/31/1998               12,794                 13,354                 13,849
 6/30/1998               12,836                 13,398                 13,903
 7/31/1998               12,868                 13,432                 13,938
 8/31/1998               13,031                 13,603                 14,154
 9/30/1998               13,185                 13,763                 14,331
10/31/1998               13,172                 13,749                 14,331
11/30/1998               13,226                 13,806                 14,381
12/31/1998               13,240                 13,821                 14,417
 1/31/1999               13,362                 13,948                 14,589
 2/28/1999               13,315                 13,899                 14,524
 3/31/1999               13,325                 13,909                 14,545
 4/30/1999               13,369                 13,955                 14,581
 5/31/1999               13,298                 13,881                 14,497
 6/30/1999               13,134                 13,710                 14,288
 7/31/1999               13,132                 13,707                 14,339
 8/31/1999               12,966                 13,535                 14,225
 9/30/1999               12,905                 13,471                 14,230
10/31/1999               12,714                 13,272                 14,077
11/30/1999               12,805                 13,366                 14,226
12/31/1999               12,678                 13,234                 14,119
 1/31/2000               12,615                 13,168                 14,058
 2/29/2000               12,778                 13,338                 14,221
 3/31/2000               13,026                 13,597                 14,533
 4/30/2000               12,962                 13,530                 14,447
 5/31/2000               12,874                 13,438                 14,372
 6/30/2000               13,173                 13,751                 14,753
 7/31/2000               13,365                 13,951                 14,958
 8/31/2000               13,557                 14,152                 15,188
 9/30/2000               13,505                 14,097                 15,109
10/31/2000               13,601                 14,197                 15,274
11/30/2000               13,685                 14,285                 15,390
12/31/2000               13,994                 14,607                 15,770
 1/31/2001               14,079                 14,696                 15,926
 2/28/2001               14,114                 14,732                 15,977
 3/31/2001               14,225                 14,848                 16,121
 4/30/2001               14,070                 14,687                 15,947
 5/31/2001               14,167                 14,789                 16,119
 6/30/2001               14,278                 14,904                 16,227
 7/31/2001               14,491                 15,126                 16,467
 8/31/2001               14,706                 15,350                 16,739
 9/30/2001               14,598                 15,238                 16,682
10/31/2001               14,762                 15,409                 16,881
11/30/2001               14,664                 15,307                 16,739
12/31/2001               14,527                 15,163                 16,580
 1/31/2002               14,743                 15,390                 16,867
 2/28/2002               14,921                 15,575                 17,071
 3/31/2002               14,623                 15,265                 16,736
 4/30/2002               14,856                 15,507                 17,063
 5/31/2002               14,956                 15,612                 17,167
 6/30/2002               15,097                 15,759                 17,348
 7/31/2002               15,292                 15,962                 17,571
 8/31/2002               15,474                 16,153                 17,782
 9/30/2002               15,834                 16,528                 18,172
10/31/2002               15,487                 16,165                 17,871
11/30/2002               15,439                 16,116                 17,797
12/31/2002               15,803                 16,496                 18,172
 1/31/2003               15,713                 16,402                 18,126
 2/28/2003               15,983                 16,683                 18,379
 3/31/2003               15,976                 16,676                 18,390
 4/30/2003               16,136                 16,843                 18,512
 5/31/2003               16,549                 17,274                 18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Wisconsin Municipal Bond Fund*

                                    [CHART]

                       Nuveen                Nuveen                 Lehman
                       Wisconsin             Wisconsin              Brothers
                       Municipal Bond        Municipal Bond         Municipal
                       Fund (Offer)          Fund (NAV)             Bond Index

 5/31/1994               $ 9,580               $10,000               $10,000
 6/30/1994                 9,560                 9,979                 9,939
 7/31/1994                 9,742                10,170                10,121
 8/31/1994                 9,766                10,194                10,156
 9/30/1994                 9,556                 9,975                10,007
10/31/1994                 9,376                 9,787                 9,829
11/30/1994                 9,113                 9,512                 9,651
12/31/1994                 9,321                 9,729                 9,863
 1/31/1995                 9,581                10,001                10,145
 2/28/1995                 9,879                10,312                10,441
 3/31/1995                 9,933                10,368                10,561
 4/30/1995                 9,945                10,381                10,573
 5/31/1995                10,283                10,734                10,911
 6/30/1995                10,138                10,582                10,816
 7/31/1995                10,257                10,706                10,918
 8/31/1995                10,365                10,820                11,057
 9/30/1995                10,431                10,888                11,127
10/31/1995                10,594                11,059                11,288
11/30/1995                10,768                11,240                11,476
12/31/1995                10,922                11,401                11,586
 1/31/1996                10,947                11,427                11,674
 2/29/1996                10,861                11,337                11,594
 3/31/1996                10,635                11,101                11,446
 4/30/1996                10,592                11,057                11,414
 5/31/1996                10,628                11,094                11,409
 6/30/1996                10,729                11,200                11,534
 7/31/1996                10,821                11,296                11,639
 8/31/1996                10,802                11,276                11,636
 9/30/1996                10,949                11,429                11,799
10/31/1996                11,065                11,550                11,933
11/30/1996                11,236                11,729                12,151
12/31/1996                11,194                11,685                12,100
 1/31/1997                11,197                11,688                12,123
 2/28/1997                11,291                11,786                12,234
 3/31/1997                11,156                11,645                12,072
 4/30/1997                11,251                11,744                12,173
 5/31/1997                11,415                11,915                12,356
 6/30/1997                11,511                12,015                12,488
 7/31/1997                11,887                12,408                12,834
 8/31/1997                11,725                12,239                12,713
 9/30/1997                11,881                12,402                12,864
10/31/1997                11,979                12,504                12,947
11/30/1997                12,053                12,581                13,023
12/31/1997                12,247                12,784                13,213
 1/31/1998                12,404                12,948                13,349
 2/28/1998                12,405                12,949                13,353
 3/31/1998                12,430                12,975                13,365
 4/30/1998                12,334                12,875                13,305
 5/31/1998                12,580                13,131                13,516
 6/30/1998                12,617                13,171                13,568
 7/31/1998                12,641                13,196                13,602
 8/31/1998                12,851                13,415                13,813
 9/30/1998                13,049                13,621                13,986
10/31/1998                13,000                13,569                13,986
11/30/1998                13,049                13,621                14,035
12/31/1998                13,049                13,621                14,070
 1/31/1999                13,172                13,749                14,237
 2/28/1999                13,119                13,694                14,174
 3/31/1999                13,129                13,705                14,194
 4/30/1999                13,165                13,742                14,230
 5/31/1999                13,061                13,633                14,147
 6/30/1999                12,815                13,377                13,944
 7/31/1999                12,800                13,361                13,994
 8/31/1999                12,576                13,127                13,882
 9/30/1999                12,480                13,028                13,887
10/31/1999                12,203                12,738                13,737
11/30/1999                12,303                12,843                13,883
12/31/1999                12,163                12,696                13,779
 1/31/2000                12,066                12,595                13,720
 2/29/2000                12,300                12,839                13,879
 3/31/2000                12,640                13,194                14,183
 4/30/2000                12,542                13,092                14,099
 5/31/2000                12,404                12,947                14,026
 6/30/2000                12,802                13,363                14,397
 7/31/2000                13,039                13,611                14,598
 8/31/2000                13,265                13,846                14,822
 9/30/2000                13,178                13,756                14,745
10/31/2000                13,296                13,879                14,906
11/30/2000                13,388                13,975                15,019
12/31/2000                13,782                14,386                15,390
 1/31/2001                13,847                14,454                15,543
 2/28/2001                13,953                14,565                15,592
 3/31/2001                14,046                14,662                15,733
 4/30/2001                13,847                14,454                15,563
 5/31/2001                13,996                14,610                15,731
 6/30/2001                14,118                14,737                15,836
 7/31/2001                14,368                14,998                16,071
 8/31/2001                14,604                15,244                16,336
 9/30/2001                14,500                15,136                16,280
10/31/2001                14,653                15,295                16,474
11/30/2001                14,534                15,171                16,336
12/31/2001                14,372                15,002                16,180
 1/31/2002                14,569                15,208                16,460
 2/28/2002                14,782                15,430                16,659
 3/31/2002                14,473                15,107                16,333
 4/30/2002                14,716                15,361                16,651
 5/31/2002                14,872                15,524                16,753
 6/30/2002                15,029                15,688                16,930
 7/31/2002                15,201                15,868                17,148
 8/31/2002                15,404                16,079                17,354
 9/30/2002                15,711                16,399                17,734
10/31/2002                15,305                15,976                17,440
11/30/2002                15,285                15,955                17,368
12/31/2002                15,671                16,358                17,734
 1/31/2003                15,546                16,227                17,689
 2/28/2003                15,752                16,443                17,936
 3/31/2003                15,717                16,407                17,947
 4/30/2003                15,910                16,608                18,066
 5/31/2003                16,272                16,985                18,489


--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                 Nuveen Kansas Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.77   $10.69   $10.78   $10.82
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0395  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Commencement Date           1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.03%  5.40%
                  ---------------------------------------------
                  5-Year                           5.35%  4.46%
                  ---------------------------------------------
                  10-Year                          5.70%  5.25%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.18%  5.18%
                  ---------------------------------------------
                  5-Year                           4.56%  4.39%
                  ---------------------------------------------
                  10-Year                          5.09%  5.09%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.35%
                  ---------------------------------------------
                  5-Year                           4.75%
                  ---------------------------------------------
                  10-Year                          5.23%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.23%
                  ---------------------------------------------
                  5-Year                           5.56%
                  ---------------------------------------------
                  10-Year                          5.89%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.40%  4.22%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.63%  3.48%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.38%  5.16%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.70%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.04%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.50%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.90%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.24%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.80%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.60%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.98%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.90%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.14%         3.62%
                            ---------------------------------------------
                            5-Year             5.13%         4.24%
                            ---------------------------------------------
                            10-Year            5.41%         4.96%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.29%         3.29%
                            ---------------------------------------------
                            5-Year             4.33%         4.16%
                            ---------------------------------------------
                            10-Year            4.79%         4.79%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.57%
                            ---------------------------------------------
                            5-Year             4.55%
                            ---------------------------------------------
                            10-Year            4.93%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.34%
                            ---------------------------------------------
                            5-Year             5.33%
                            ---------------------------------------------
                            10-Year            5.60%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed   53%
AA                    14%
A                     12%
BBB                    9%
NR                    12%

                  Top Five Sectors/5/
                  Healthcare                              20%
                  -------------------------------------------
                  Tax Obligation/Limited                  19%
                  -------------------------------------------
                  Tax Obligation/General                  16%
                  -------------------------------------------
                  U.S. Guaranteed                         10%
                  -------------------------------------------
                  Housing/Multifamily                      8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $142,094
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.21
                  -------------------------------------------
                  Duration                               7.16
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Kentucky Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.35   $11.35   $11.34   $11.33
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0445  $0.0375  $0.0395  $0.0460
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0077  $0.0077  $0.0077  $0.0077
         --------------------------------------------------------------
         Commencement Date           5/04/87  2/05/97 10/04/93  2/07/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.03%  4.44%
                  ---------------------------------------------
                  5-Year                           5.09%  4.20%
                  ---------------------------------------------
                  10-Year                          5.75%  5.30%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.21%  4.21%
                  ---------------------------------------------
                  5-Year                           4.32%  4.15%
                  ---------------------------------------------
                  10-Year                          5.20%  5.20%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.45%
                  ---------------------------------------------
                  5-Year                           4.53%
                  ---------------------------------------------
                  10-Year                          5.17%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.23%
                  ---------------------------------------------
                  5-Year                           5.29%
                  ---------------------------------------------
                  10-Year                          5.86%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.71%  4.51%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.36%  3.22%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.98%  4.77%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.97%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.77%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.10%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.18%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.97%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.40%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.88%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.50%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.04%         3.52%
                            ---------------------------------------------
                            5-Year             5.00%         4.10%
                            ---------------------------------------------
                            10-Year            5.55%         5.10%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.14%         3.14%
                            ---------------------------------------------
                            5-Year             4.22%         4.05%
                            ---------------------------------------------
                            10-Year            5.00%         5.00%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.47%
                            ---------------------------------------------
                            5-Year             4.43%
                            ---------------------------------------------
                            10-Year            4.97%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.23%
                            ---------------------------------------------
                            5-Year             5.20%
                            ---------------------------------------------
                            10-Year            5.66%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed     55%
AA                      11%
A                       13%
BBB                     15%
NR                       3%
BB or Lower              3%

                  Top Five Sectors/6/
                  Tax Obligation/Limited                  22%
                  -------------------------------------------
                  Healthcare                              13%
                  -------------------------------------------
                  U.S. Guaranteed                         11%
                  -------------------------------------------
                  Water and Sewer                          9%
                  -------------------------------------------
                  Education and Civic Organizations        8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $499,354
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.36
                  -------------------------------------------
                  Duration                               5.88
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Michigan Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $12.16   $12.18   $12.14   $12.16
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0465  $0.0390  $0.0410  $0.0485
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0072  $0.0072  $0.0072  $0.0072
         --------------------------------------------------------------
         Commencement Date           6/27/85  2/03/97  6/22/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.40%  5.74%
                  ---------------------------------------------
                  5-Year                           5.49%  4.59%
                  ---------------------------------------------
                  10-Year                          5.87%  5.41%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.56%  5.56%
                  ---------------------------------------------
                  5-Year                           4.70%  4.53%
                  ---------------------------------------------
                  10-Year                          5.33%  5.33%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.71%
                  ---------------------------------------------
                  5-Year                           4.89%
                  ---------------------------------------------
                  10-Year                          5.24%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.53%
                  ---------------------------------------------
                  5-Year                           5.69%
                  ---------------------------------------------
                  10-Year                          5.99%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.59%  4.40%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.11%  2.98%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.51%  4.32%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.84%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.51%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.64%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.05%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.93%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.79%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.45%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.00%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.28%         3.73%
                            ---------------------------------------------
                            5-Year             5.24%         4.34%
                            ---------------------------------------------
                            10-Year            5.59%         5.15%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.54%         3.54%
                            ---------------------------------------------
                            5-Year             4.47%         4.30%
                            ---------------------------------------------
                            10-Year            5.05%         5.05%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.78%
                            ---------------------------------------------
                            5-Year             4.68%
                            ---------------------------------------------
                            10-Year            5.01%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.58%
                            ---------------------------------------------
                            5-Year             5.47%
                            ---------------------------------------------
                            10-Year            5.73%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed            74%
AA                              6%
A                               7%
BBB                             9%
NR                              2%
BB or Lower                     2%



                  Top Five Sectors/6/
                  Tax Obligation/General                  23%
                  -------------------------------------------
                  U.S. Guaranteed                         21%
                  -------------------------------------------
                  Healthcare                              15%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Utilities                                7%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $284,474
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.25
                  -------------------------------------------
                  Duration                               6.18
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Missouri Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.30   $11.30   $11.29   $11.31
         --------------------------------------------------------------
         Latest Monthly Dividend/1/ $ 0.0415 $ 0.0345 $ 0.0360 $ 0.0430
         --------------------------------------------------------------
         Commencement Date           8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.63%  5.06%
                  ---------------------------------------------
                  5-Year                           5.32%  4.42%
                  ---------------------------------------------
                  10-Year                          5.81%  5.36%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.80%  4.80%
                  ---------------------------------------------
                  5-Year                           4.52%  4.36%
                  ---------------------------------------------
                  10-Year                          5.26%  5.26%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.93%
                  ---------------------------------------------
                  5-Year                           4.72%
                  ---------------------------------------------
                  10-Year                          5.23%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.80%
                  ---------------------------------------------
                  5-Year                           5.53%
                  ---------------------------------------------
                  10-Year                          5.94%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.41%  4.22%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.45%  3.31%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.11%  4.90%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.66%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.86%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.24%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.83%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.53%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.56%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.80%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.63%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             7.92%         3.35%
                            ---------------------------------------------
                            5-Year             5.11%         4.21%
                            ---------------------------------------------
                            10-Year            5.53%         5.09%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.20%         3.20%
                            ---------------------------------------------
                            5-Year             4.35%         4.18%
                            ---------------------------------------------
                            10-Year            4.98%         4.98%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.43%
                            ---------------------------------------------
                            5-Year             4.55%
                            ---------------------------------------------
                            10-Year            4.96%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.19%
                            ---------------------------------------------
                            5-Year             5.31%
                            ---------------------------------------------
                            10-Year            5.67%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed            74%
AA                              6%
A                               7%
BBB                             9%
NR                              2%
BB or Lower                     2%


                  Top Five Sectors/5/
                  Tax Obligation/Limited                  17%
                  -------------------------------------------
                  Housing/Multifamily                     11%
                  -------------------------------------------
                  Transportation                          11%
                  -------------------------------------------
                  Long-Term Care                          11%
                  -------------------------------------------
                  Education and Civic Organizations       10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $269,778
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.71
                  -------------------------------------------
                  Duration                               6.48
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 11

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                   Nuveen Ohio Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.78   $11.77   $11.76   $11.77
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0450  $0.0380  $0.0400  $0.0470
         --------------------------------------------------------------
         Commencement Date           6/27/85  2/03/97  8/03/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.65%  6.00%
                  ---------------------------------------------
                  5-Year                           5.28%  4.39%
                  ---------------------------------------------
                  10-Year                          5.62%  5.16%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.85%  5.85%
                  ---------------------------------------------
                  5-Year                           4.51%  4.35%
                  ---------------------------------------------
                  10-Year                          5.07%  5.07%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.99%
                  ---------------------------------------------
                  5-Year                           4.71%
                  ---------------------------------------------
                  10-Year                          5.04%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.89%
                  ---------------------------------------------
                  5-Year                           5.50%
                  ---------------------------------------------
                  10-Year                          5.75%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.58%  4.39%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.31%  3.17%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.94%  4.73%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.87%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.04%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.08%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.91%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.34%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.79%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.66%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.46%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.92%         4.36%
                            ---------------------------------------------
                            5-Year             5.07%         4.18%
                            ---------------------------------------------
                            10-Year            5.36%         4.92%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.14%         4.14%
                            ---------------------------------------------
                            5-Year             4.31%         4.14%
                            ---------------------------------------------
                            10-Year            4.81%         4.81%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.27%
                            ---------------------------------------------
                            5-Year             4.51%
                            ---------------------------------------------
                            10-Year            4.79%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.06%
                            ---------------------------------------------
                            5-Year             5.28%
                            ---------------------------------------------
                            10-Year            5.50%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     63%
AA                      16%
A                       10%
BBB                      6%
NR                       4%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/General                  23%
                  -------------------------------------------
                  Healthcare                              16%
                  -------------------------------------------
                  U.S. Guaranteed                         12%
                  -------------------------------------------
                  Utilities                               10%
                  -------------------------------------------
                  Tax Obligation/Limited                   8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $619,479
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.22
                  -------------------------------------------
                  Duration                               6.64
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 12

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Wisconsin Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.62   $10.65   $10.65   $10.67
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0370  $0.0310  $0.0325  $0.0390
         --------------------------------------------------------------
         Commencement Date           6/01/94  2/25/97  2/25/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.41%  4.86%
                  ---------------------------------------------
                  5-Year                           5.28%  4.38%
                  ---------------------------------------------
                  Since Inception                  6.06%  5.56%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.53%  4.53%
                  ---------------------------------------------
                  5-Year                           4.48%  4.31%
                  ---------------------------------------------
                  Since Inception                  5.46%  5.46%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.83%
                  ---------------------------------------------
                  5-Year                           4.71%
                  ---------------------------------------------
                  Since Inception                  5.57%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.62%
                  ---------------------------------------------
                  5-Year                           5.50%
                  ---------------------------------------------
                  Since Inception                  6.24%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.18%  4.00%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.10%  2.97%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.63%  4.43%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.49%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.49%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      3.72%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.66%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.69%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.01%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.39%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.44%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.13%
                  ---------------------------------------------

                        Average Annual Total Returns as of 6/30/03/2/
                        A Shares                  NAV       Offer
                        ---------------------------------------------
                        1-Year                  7.73%       3.18%
                        ---------------------------------------------
                        5-Year                  5.11%       4.22%
                        ---------------------------------------------
                        Since Inception         6.00%       5.50%
                        ---------------------------------------------

                        B Shares             w/o CDSC      w/CDSC
                        ---------------------------------------------
                        1-Year                  6.97%       2.97%
                        ---------------------------------------------
                        5-Year                  4.36%       4.19%
                        ---------------------------------------------
                        Since Inception         5.40%       5.40%
                        ---------------------------------------------

                        C Shares                  NAV
                        ---------------------------------------------
                        1-Year                  7.26%
                        ---------------------------------------------
                        5-Year                  4.56%
                        ---------------------------------------------
                        Since Inception         5.52%
                        ---------------------------------------------

                        R Shares                  NAV
                        ---------------------------------------------
                        1-Year                  8.04%
                        ---------------------------------------------
                        5-Year                  5.35%
                        ---------------------------------------------
                        Since Inception         6.20%
                        ---------------------------------------------

Bond Credit Quality/5/

                                    [CHART]

AAA/U.S. Guaranteed     53%
AA                      16%
A                       10%
BBB                      5%
NR                      14%
BB or Lower              2%

                   Top Five Sectors/5/
                   Tax Obligation/Limited                 48%
                   ------------------------------------------
                   U.S. Guaranteed                        25%
                   ------------------------------------------
                   Housing/Multifamily                     9%
                   ------------------------------------------
                   Education and Civic Organizations       6%
                   ------------------------------------------
                   Healthcare                              4%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $53,032
                   ------------------------------------------
                   Average Effective Maturity (Years)   15.51
                   ------------------------------------------
                   Duration                              6.16
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 13

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

     $   320 Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel
              Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.9%

       2,465 Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and
              Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -
              AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -
              AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.6%

             Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
             Regional Medical Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured
       1,050  5.000%, 8/01/19 - AMBAC Insured
       1,000  5.000%, 8/01/20 - AMBAC Insured

       4,250 Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,
              5.625%, 8/15/16

       1,285 Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,
              Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

       4,580 Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of
              Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

             Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
         575  6.200%, 7/01/14
         400  6.200%, 7/01/19

       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,
              5.750%, 7/01/24 - RAAI Insured

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured
       1,075  5.000%, 8/15/15 - FSA Insured

             Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
       1,000  5.700%, 11/15/18
       1,750  5.750%, 11/15/24

         100 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
              6.250%, 7/01/24 - MBIA Insured

       5,780 Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health
              System, Inc., Series XI 1999, 6.250%, 11/15/24
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.8%

       5,000 Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas
              State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

       1,715 Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills
              Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

       1,000 Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield
              Apartments Project, Series 1994A, 6.450%, 6/01/19

             Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
             Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured
       2,000  6.800%, 4/01/24 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.2%

Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel   9/03 at 101.00        AA
 Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.9%

Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and              6/09 at 100.00       N/R
 Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/19

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -                  7/09 at 100.00       AAA
 AMBAC Insured

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -                  7/09 at 100.00       AAA
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 19.6%

Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
Regional Medical Center, Series 2002:
 5.000%, 8/01/18 - AMBAC Insured                                                                      8/12 at 100.00       AAA
 5.000%, 8/01/19 - AMBAC Insured                                                                      8/12 at 100.00       AAA
 5.000%, 8/01/20 - AMBAC Insured                                                                      8/12 at 100.00       AAA

Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,  8/08 at 100.00       N/R
 5.625%, 8/15/16

Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,       12/12 at 100.00        AA
 Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of           6/10 at 101.00        AA
 Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
 6.200%, 7/01/14                                                                                      7/04 at 100.00      Baa1
 6.200%, 7/01/19                                                                                      7/04 at 100.00      Baa1

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,                     7/09 at 100.00        AA
 5.750%, 7/01/24 - RAAI Insured

Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
 5.000%, 8/15/14 - FSA Insured                                                                        8/11 at 100.00       AAA
 5.000%, 8/15/15 - FSA Insured                                                                        8/11 at 100.00       AAA

Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
 5.700%, 11/15/18                                                                                    11/08 at 100.00      BBB-
 5.750%, 11/15/24                                                                                    11/08 at 100.00      BBB-

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
 6.250%, 7/01/24 - MBIA Insured

Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health      11/09 at 101.00        A+
 System, Inc., Series XI 1999, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.8%

Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas       12/08 at 101.00       N/R
 State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills         12/10 at 100.00       AAA
 Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield                  6/04 at 102.00       AAA
 Apartments Project, Series 1994A, 6.450%, 6/01/19

Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
Series 1994XI-A:
 6.700%, 4/01/19 - RAAI Insured                                                                       4/09 at 102.00        AA
 6.800%, 4/01/24 - RAAI Insured                                                                       4/09 at 102.00        AA
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.2%

Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel  $      324,614
 Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.9%

Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and                  2,612,506
 Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing       1,583,145
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/19

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -                      1,092,023
 AMBAC Insured

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -                        308,740
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Healthcare - 19.6%

Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
Regional Medical Center, Series 2002:
 5.000%, 8/01/18 - AMBAC Insured                                                                          1,084,254
 5.000%, 8/01/19 - AMBAC Insured                                                                          1,124,466
 5.000%, 8/01/20 - AMBAC Insured                                                                          1,064,610

Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,      3,944,553
 5.625%, 8/15/16

Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,            1,420,221
 Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of               5,408,293
 Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
 6.200%, 7/01/14                                                                                            586,650
 6.200%, 7/01/19                                                                                            406,084

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,                         1,186,457
 5.750%, 7/01/24 - RAAI Insured

Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
 5.000%, 8/15/14 - FSA Insured                                                                            1,130,360
 5.000%, 8/15/15 - FSA Insured                                                                            1,176,276

Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
 5.700%, 11/15/18                                                                                         1,034,600
 5.750%, 11/15/24                                                                                         1,787,275

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         107,978
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
 6.250%, 7/01/24 - MBIA Insured

Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health           6,321,817
 System, Inc., Series XI 1999, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.8%

Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas            4,355,500
 State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills              1,846,335
 Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield                      1,037,490
 Apartments Project, Series 1994A, 6.450%, 6/01/19

Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
Series 1994XI-A:
 6.700%, 4/01/19 - RAAI Insured                                                                           1,618,350
 6.800%, 4/01/24 - RAAI Insured                                                                           2,168,740
--------------------------------------------------------------------------------------------------------------------

----
14

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

      $   60 Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,
              Series 1994C-I, 7.800%, 2/01/25

         940 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

       3,450 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

       1,490 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

         465 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

         290 Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue
              Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       1,000 Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,
              Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001,
              5.750%, 11/15/23
--------------------------------------------------------------------------------------------------------------------
             Materials - 3.5%

       1,000 Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -
              Cargill, Inc., Series 1992, 6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -
              Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.5%

       2,500 Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

         750 Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured

         650 Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,
              5.000%, 9/01/22 - FGIC Insured

         525 Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,
              5.000%, 9/01/17 - FSA Insured

       1,100 Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,
              Series 2002, 5.000%, 4/01/22 - FGIC Insured

       2,000 Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28

       1,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
              MBIA Insured

       1,070 Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,
              5.250%, 9/01/18 - FGIC Insured

       1,250 Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,
              3.500%, 9/01/16

       1,000 Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,
              4.750%, 9/01/22 - FSA Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,          2/05 at 105.00       Aaa
 Series 1994C-I, 7.800%, 2/01/25

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed              No Opt. Call       Aaa
 Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            6/08 at 105.00       Aaa
 Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed           12/09 at 105.00       Aaa
 Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed           12/10 at 105.00       Aaa
 Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue              11/04 at 105.00       Aaa
 Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Industrials - 1.5%

Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,    6/12 at 101.00        A-
 Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,          8/07 at 101.00       AA-
 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 0.4%

Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001, 11/09 at 100.00         A
 5.750%, 11/15/23
---------------------------------------------------------------------------------------------------------------------------------
Materials - 3.5%

Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -             11/03 at 101.00       Aa3
 Cargill, Inc., Series 1992, 6.625%, 5/01/05

Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -         6/08 at 102.00        A+
 Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 15.5%

Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and             No Opt. Call       AAA
 Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured                12/11 at 100.00       Aaa

Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured                  12/10 at 100.00       Aaa

Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,     9/12 at 100.00       AAA
 5.000%, 9/01/22 - FGIC Insured

Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,            9/10 at 100.00       Aaa
 5.000%, 9/01/17 - FSA Insured

Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,          4/12 at 100.00       AAA
 Series 2002, 5.000%, 4/01/22 - FGIC Insured

Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28                 7/11 at 100.00        A-

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -       No Opt. Call       AAA
 MBIA Insured

Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,      9/12 at 100.00       AAA
 5.250%, 9/01/18 - FGIC Insured

Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,   9/10 at 100.00        AA
 3.500%, 9/01/16

Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,                9/12 at 100.00       Aaa
 4.750%, 9/01/22 - FSA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,         $   64,465
 Series 1994C-I, 7.800%, 2/01/25

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            1,019,815
 Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            3,840,195
 Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            1,700,448
 Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed              520,874
 Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue                 310,375
 Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Industrials - 1.5%

Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,    1,041,430
 Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,          1,079,830
 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Long-Term Care - 0.4%

Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001,    523,415
 5.750%, 11/15/23
-----------------------------------------------------------------------------------------------------------------
Materials - 3.5%

Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -              1,031,140
 Cargill, Inc., Series 1992, 6.625%, 5/01/05

Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -         3,879,339
 Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 15.5%

Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and           3,159,600
 Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured                   821,258

Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured                     605,220

Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,       695,923
 5.000%, 9/01/22 - FGIC Insured

Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,              575,101
 5.000%, 9/01/17 - FSA Insured

Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,          1,174,811
 Series 2002, 5.000%, 4/01/22 - FGIC Insured

Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28                 2,110,220

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -     1,205,850
 MBIA Insured

Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,      1,205,590
 5.250%, 9/01/18 - FGIC Insured

Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,   1,232,325
 3.500%, 9/01/16

Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,                1,038,250
 4.750%, 9/01/22 - FSA Insured

----
15

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,795 Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17

       3,050 Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,
              4.000%, 9/01/20 - FSA Insured

       3,000 Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,
              5.000%, 9/01/20 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.4%

       1,000 Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities
              Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

         500 Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State
              Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

       1,000 Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,
              5.000%, 10/01/17 - MBIA Insured

       5,000 Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research
              and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

       5,000 Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention
              Center Project, Series 2000A, 7.375%, 1/01/32

       1,300 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,
              5.500%, 7/01/36

             Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
       1,000  6.000%, 8/01/26
       2,500  5.500%, 8/01/29

       1,000 Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior
              Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,
              Series 1999A, 6.375%, 10/01/19

      13,025 Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue
              Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 0.4%

       1,500 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996
              Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.2%

         440 Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,
              6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

      12,175 Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12

       1,350 Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

         150 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       1,010 Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,
              7.200%, 10/01/15
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.3%

       1,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company
              Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       1,010 Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,
              6.375%, 9/01/23 - FGIC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17                                4/09 at 101.00        AA

Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,   9/11 at 100.00       AAA
 4.000%, 9/01/20 - FSA Insured

Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,          9/12 at 100.00       AAA
 5.000%, 9/01/20 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 18.4%

Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities       10/10 at 100.00       Aaa
 Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State         10/12 at 100.00       AAA
 Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,          10/11 at 100.00       AAA
 5.000%, 10/01/17 - MBIA Insured

Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research      4/13 at 102.00       AAA
 and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention     1/11 at 101.00       N/R
 Center Project, Series 2000A, 7.375%, 1/01/32

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,                 7/16 at 100.00         A
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
 6.000%, 8/01/26                                                                                        No Opt. Call      BBB+
 5.500%, 8/01/29                                                                                      2/12 at 100.00      BBB+

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior 10/08 at 101.00      BBB-
 Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,  10/10 at 101.00      BBB-
 Series 1999A, 6.375%, 10/01/19

Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue           No Opt. Call       AAA
 Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996   6/06 at 102.00      Caa2
 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.2%

Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,          9/04 at 100.00       AAA
 6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12                   No Opt. Call       Aaa

Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded   7/04 at 102.00       AAA
 to 7/01/04)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,          7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16               7/04 at 102.00     A-***
 (Pre-refunded to 7/01/04)

Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,        11/03 at 100.00     A+***
 7.200%, 10/01/15
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 4.3%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company         No Opt. Call        A2
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,              9/04 at 102.00       AAA
 6.375%, 9/01/23 - FGIC Insured

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17                               $1,962,240

Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,   3,025,447
 4.000%, 9/01/20 - FSA Insured

Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,          3,255,300
 5.000%, 9/01/20 - FSA Insured
----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 18.4%

Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities        1,131,990
 Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State            538,810
 Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,           1,096,000
 5.000%, 10/01/17 - MBIA Insured

Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research      5,400,500
 and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention     5,111,600
 Center Project, Series 2000A, 7.375%, 1/01/32

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,                 1,419,652
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
 6.000%, 8/01/26                                                                                      1,207,050
 5.500%, 8/01/29                                                                                      2,665,650

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior  1,033,240
 Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,   2,324,640
 Series 1999A, 6.375%, 10/01/19

Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue         4,159,794
 Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996     585,045
 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.2%

Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,            468,912
 6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12                 8,905,404

Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded   1,449,063
 to 7/01/04)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,          2,528,060
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                 161,006
 (Pre-refunded to 7/01/04)

Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,         1,020,484
 7.200%, 10/01/15
----------------------------------------------------------------------------------------------------------------
Utilities - 4.3%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company       1,063,330
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,              1,090,275
 6.375%, 9/01/23 - FGIC Insured

----
16

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $    500 Pratt, Kansas, Electric System Revenue Bonds, 2001 Series 1, 5.250%, 5/01/18 - AMBAC Insured         5/10 at 100.00

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002-II, 5.125%, 7/01/26 -         7/12 at 101.00
              FSA Insured

             Wellington, Kansas, Electric, Water and Sewer Utility System, Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                                                                   11/12 at 100.00
         785  5.250%, 11/01/27 - AMBAC Insured                                                                   11/12 at 100.00

       1,000 Kansas City, Wynadotte County, Kansas, Unified Government Industrial Revenue Bonds, Board of Public  5/11 at 100.00
              Utilities Office Building Complex Project, Series 2001, 5.000%, 5/01/21 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000-A, 6.150%, 10/01/20 - RAAI            10/08 at 101.50
              Insured

       1,040 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds,             9/12 at 100.00
              Series 2002, 5.250%, 9/01/22 - MBIA Insured

       5,500 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC        10/13 at 100.00
              Insured
---------------------------------------------------------------------------------------------------------------------------------
    $142,975 Total Long-Term Investments (cost $128,986,770) - 97.5%
---------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%

             --------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             --------------------------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                         Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------
Utilities (continued)

Pratt, Kansas, Electric System Revenue Bonds, 2001 Series 1, 5.250%, 5/01/18 - AMBAC Insured              AAA $    557,210

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002-II, 5.125%, 7/01/26 -              AAA    1,080,340
 FSA Insured

Wellington, Kansas, Electric, Water and Sewer Utility System, Revenue Bonds, Series 2002:
 5.250%, 11/01/25 - AMBAC Insured                                                                        AAA      360,906
 5.250%, 11/01/27 - AMBAC Insured                                                                        AAA      841,230

Kansas City, Wynadotte County, Kansas, Unified Government Industrial Revenue Bonds, Board of Public       AAA    1,064,970
 Utilities Office Building Complex Project, Series 2001, 5.000%, 5/01/21 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 6.6%

Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000-A, 6.150%, 10/01/20 - RAAI                   AA    2,342,020
 Insured

Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds,                  Aaa    1,139,226
 Series 2002, 5.250%, 9/01/22 - MBIA Insured

Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC              AAA    5,925,368
 Insured
--------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $128,986,770) - 97.5%                                               138,481,573
--------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 2.5%                                                                             3,612,188

--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                             $142,093,761

--------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.3%

    $ 12,955 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.2%

       5,085 Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,
              Series 1999, 5.500%, 3/01/29

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,
              Series 2001, 6.250%, 4/01/21

       5,930 Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       9,000 Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement
              Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

          35 Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,
              Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
              5.250%, 9/01/31
--------------------------------------------------------------------------------------------------------------------
             Energy - 3.8%

       5,000 Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,
              6.650%, 8/01/09

       9,000 Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,
              7.125%, 2/01/22 (Alternative Minimum Tax)

       4,360 Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,
              7.200%, 10/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 13.2%

       1,310 Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,
              6.000%, 7/01/17

       3,500 Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,
              6.000%, 7/01/13

       5,270 Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center
              Project, Series 1997, 6.200%, 4/01/13

       2,900 Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992,
              6.436%, 10/01/14 - MBIA Insured

       1,000 Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,
              St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

       5,000 Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's
              Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

       9,500 Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville
              United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
              LEE/AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
             Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
         500  5.500%, 10/01/07
         500  5.600%, 10/01/08
       3,500  5.850%, 10/01/17
       1,500  5.875%, 10/01/22

       6,000 Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,
              Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                5/12 at 100.00        A-
 Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.2%

Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,         3/09 at 102.00        A+
 Series 1999, 5.500%, 3/01/29

Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,              4/11 at 101.00      BBB-
 Series 2001, 6.250%, 4/01/21

Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29    5/09 at 101.00      Baa2

Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement             10/12 at 100.00       AAA
 Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,                   No Opt. Call       Aaa
 Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    9/11 at 100.00       BBB
 Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/31
---------------------------------------------------------------------------------------------------------------------------------
Energy - 3.8%

Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,   8/03 at 101.00      Baa1
 6.650%, 8/01/09

Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,        2/05 at 102.00      Baa2
 7.125%, 2/01/22 (Alternative Minimum Tax)

Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,                  10/03 at 100.00      Baa1
 7.200%, 10/01/20 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 13.2%

Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,                7/06 at 102.00        A-
 6.000%, 7/01/17

Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,      7/06 at 102.00        A-
 6.000%, 7/01/13

Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center        3/07 at 102.00      BBB-
 Project, Series 1997, 6.200%, 4/01/13

Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992, 10/03 at 101.00       AAA
 6.436%, 10/01/14 - MBIA Insured

Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,              11/03 at 100.00       AAA
 St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's    12/03 at 102.00       AAA
 Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville            2/07 at 102.00       AAA
 United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
 LEE/AMBAC Insured

Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.500%, 10/01/07                                                                                        No Opt. Call       BB-
 5.600%, 10/01/08                                                                                      4/08 at 102.00       BB-
 5.850%, 10/01/17                                                                                      4/08 at 102.00       BB-
 5.875%, 10/01/22                                                                                      4/08 at 102.00       BB-

Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,               6/08 at 101.00        AA
 Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,               $    11,372,676
 Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.2%

Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,              5,176,022
 Series 1999, 5.500%, 3/01/29

Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,                   9,772,670
 Series 2001, 6.250%, 4/01/21

Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29         5,834,824

Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement                   9,462,060
 Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,                         35,004
 Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         2,579,000
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         3,120,930
 Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/31
----------------------------------------------------------------------------------------------------------------------
Energy - 3.8%

Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,        5,051,300
 6.650%, 8/01/09

Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,             9,439,380
 7.125%, 2/01/22 (Alternative Minimum Tax)

Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,                        4,383,239
 7.200%, 10/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Healthcare - 13.2%

Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,                     1,381,421
 6.000%, 7/01/17

Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,           3,737,265
 6.000%, 7/01/13

Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center             5,323,859
 Project, Series 1997, 6.200%, 4/01/13

Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992,       2,968,672
 6.436%, 10/01/14 - MBIA Insured

Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,                    1,003,970
 St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's          5,203,200
 Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville                10,520,775
 United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
 LEE/AMBAC Insured

Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.500%, 10/01/07                                                                                             488,285
 5.600%, 10/01/08                                                                                             486,655
 5.850%, 10/01/17                                                                                           3,216,745
 5.875%, 10/01/22                                                                                           1,342,755

Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,                    6,093,840
 Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

----
18

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
     $ 1,000  5.250%, 9/01/21
       1,000  5.250%, 9/01/24

      10,340 Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
              Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,
              Series 1994A, 6.300%, 11/01/06 - MBIA Insured

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.1%

       2,500 Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

       3,440 Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,
              Series 1999A, 6.125%, 5/01/29
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

       2,000 Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative
              Minimum Tax)

       3,715 Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative
              Minimum Tax)

       2,140 Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative
              Minimum Tax)

       1,410 Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative
              Minimum Tax)

         430 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1994 Series A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31

         930 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1994 Series C, 6.400%, 1/01/17

         810 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

       3,690 Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.5%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,
              Series 1999, 6.375%, 8/15/29 - ACA Insured

         555 Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,
              Series 1994, 6.000%, 11/15/09

             Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
             Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
       1,800  5.375%, 11/15/23
       3,500  5.500%, 11/15/30

             Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
             Central Nursing Homes, Inc. Project, Series 1997A:
       2,000  6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured
       3,700  6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
             Materials - 4.5%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,
              Series 1996, 6.600%, 5/01/26

       5,250 Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,
              Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
 5.250%, 9/01/21                                                                                          9/11 at 100.00
 5.250%, 9/01/24                                                                                          9/11 at 100.00

Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton                         No Opt. Call
 Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,             11/04 at 102.00
 Series 1994A, 6.300%, 11/01/06 - MBIA Insured

Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30         11/12 at 100.00
--------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.1%

Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured             7/03 at 100.00
 Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,      5/09 at 102.00
 Series 1999A, 6.125%, 5/01/29
--------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative          11/10 at 100.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative           7/06 at 102.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative           6/07 at 102.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative           1/09 at 101.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              1/04 at 102.00
 Loans, 1994 Series A, 6.500%, 7/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31                         4/09 at 101.00

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              7/04 at 102.00
 Loans, 1994 Series C, 6.400%, 1/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              1/05 at 102.00
 Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative           4/09 at 101.00
 Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,                 8/09 at 101.00
 Series 1999, 6.375%, 8/15/29 - ACA Insured

Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,      11/04 at 102.00
 Series 1994, 6.000%, 11/15/09

Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
 5.375%, 11/15/23                                                                                         5/08 at 102.00
 5.500%, 11/15/30                                                                                         5/08 at 102.00

Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
Central Nursing Homes, Inc. Project, Series 1997A:
 6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured                                                   1/08 at 105.00
 6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured                                                   1/08 at 105.00
--------------------------------------------------------------------------------------------------------------------------
Materials - 4.5%

Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,         5/06 at 102.00
 Series 1996, 6.600%, 5/01/26

Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,                 3/05 at 102.00
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

                                                                                                                         Market
Description                                                                                               Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
 5.250%, 9/01/21                                                                                                AA $ 1,054,330
 5.250%, 9/01/24                                                                                                AA   1,042,400

Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton                            AAA   2,992,706
 Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,                   AAA   1,801,364
 Series 1994A, 6.300%, 11/01/06 - MBIA Insured

Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30                A-  17,187,225
-------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.1%

Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured                  AAA   2,502,950
 Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,           N/R   3,226,066
 Series 1999A, 6.125%, 5/01/29
-------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative                AAA   2,171,000
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative                AAA   3,920,179
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative                AAA   2,283,145
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative                AAA   1,468,910
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     443,696
 Loans, 1994 Series A, 6.500%, 7/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31                              AAA   9,864,509

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     959,472
 Loans, 1994 Series C, 6.400%, 1/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     844,385
 Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative                AAA   3,816,604
 Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,                        A   5,227,974
 Series 1999, 6.375%, 8/15/29 - ACA Insured

Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,            BBB     567,643
 Series 1994, 6.000%, 11/15/09

Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
 5.375%, 11/15/23                                                                                              BBB   1,808,766
 5.500%, 11/15/30                                                                                              BBB   3,525,025

Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
Central Nursing Homes, Inc. Project, Series 1997A:
 6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured                                                        AAA   2,255,960
 6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured                                                        AAA   4,173,526
-------------------------------------------------------------------------------------------------------------------------------
Materials - 4.5%

Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,              BBB   2,437,758
 Series 1996, 6.600%, 5/01/26

Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,                      BBB   5,494,073
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Materials (continued)

     $ 1,000 Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,
              Series 1982A, 6.300%, 7/01/12

       3,750 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,
              7.000%, 6/01/24 (Alternative Minimum Tax)

       4,240 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,
              6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,
              6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,
              6.375%, 4/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.8%

       2,500 Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative
              Minimum Tax)

       1,175 Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.4%

       1,875 Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center
              Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

       1,465 Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,
              Series 2001, 5.125%, 9/01/22

             Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23
       1,230  5.000%, 6/01/24
       1,665  5.000%, 6/01/25

             Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
             Series 1994:
         505  5.800%, 5/01/11
         535  5.800%, 5/01/12
         570  5.800%, 5/01/13
         600  5.800%, 5/01/14

             Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
             Series 2000:
       1,665  5.500%, 6/01/18
       2,795  5.500%, 6/01/20

       3,155 Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office
              Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

       1,200 Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.500%, 5/01/15

         141 Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,
              Series 1987, 9.000%, 6/01/03

          27 Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,
              Series 1988, 9.500%, 6/01/03

       4,500 Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse
              Facilities Project, 1998 Series A, 5.000%, 3/01/29

             Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
             Districts' Financing Trust, Series 2000C:
         750  5.850%, 6/01/20
       1,000  6.000%, 6/01/30

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Materials (continued)

Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,          7/03 at 103.00       AA-
 Series 1982A, 6.300%, 7/01/12

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,             6/04 at 102.00      Baa2
 7.000%, 6/01/24 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             5/06 at 102.00       N/R
 6.800%, 5/01/26 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             4/07 at 102.00      Baa2
 6.550%, 4/15/27 (Alternative Minimum Tax)

Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,     4/06 at 102.00       BBB
 6.375%, 4/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.8%

Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative     5/09 at 100.00        AA
 Minimum Tax)

Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21                         11/11 at 101.00       AA-

Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured          10/12 at 100.00       AAA

Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured                   No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 21.4%

Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center     3/11 at 102.00       AAA
 Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,     9/12 at 101.00       Aa3
 Series 2001, 5.125%, 9/01/22

Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
 5.000%, 6/01/23                                                                                       6/12 at 100.00       Aa2
 5.000%, 6/01/24                                                                                       6/12 at 100.00       Aa2
 5.000%, 6/01/25                                                                                       6/12 at 100.00       Aa2

Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 1994:
 5.800%, 5/01/11                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/12                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/13                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/14                                                                                       5/04 at 102.00       Aa3

Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 2000:
 5.500%, 6/01/18                                                                                       6/10 at 101.00       AA-
 5.500%, 6/01/20                                                                                       6/10 at 101.00       AA-

Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office  6/07 at 102.00       AAA
 Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             5/05 at 102.00       Aa3
 Series 1995, 5.500%, 5/01/15

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                No Opt. Call       N/R
 Series 1987, 9.000%, 6/01/03

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                No Opt. Call       N/R
 Series 1988, 9.500%, 6/01/03

Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse        3/09 at 101.00       Aa3
 Facilities Project, 1998 Series A, 5.000%, 3/01/29

Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
Districts' Financing Trust, Series 2000C:
 5.850%, 6/01/20                                                                                       6/10 at 102.00        AA
 6.000%, 6/01/30                                                                                       6/10 at 102.00        AA

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Materials (continued)

Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,         $1,033,580
 Series 1982A, 6.300%, 7/01/12

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,             3,892,163
 7.000%, 6/01/24 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             4,436,100
 6.800%, 5/01/26 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             2,085,720
 6.550%, 4/15/27 (Alternative Minimum Tax)

Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,     2,869,435
 6.375%, 4/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.8%

Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative     2,815,975
 Minimum Tax)

Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21                          1,267,108

Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured           3,196,740

Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured                 6,944,784
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 21.4%

Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center     2,089,463
 Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,     1,594,008
 Series 2001, 5.125%, 9/01/22

Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
 5.000%, 6/01/23                                                                                       1,901,471
 5.000%, 6/01/24                                                                                       1,307,404
 5.000%, 6/01/25                                                                                       1,764,634

Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 1994:
 5.800%, 5/01/11                                                                                         534,229
 5.800%, 5/01/12                                                                                         565,966
 5.800%, 5/01/13                                                                                         602,992
 5.800%, 5/01/14                                                                                         634,614

Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 2000:
 5.500%, 6/01/18                                                                                       1,894,404
 5.500%, 6/01/20                                                                                       3,142,530

Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office  3,489,493
 Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             1,266,480
 Series 1995, 5.500%, 5/01/15

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                141,264
 Series 1987, 9.000%, 6/01/03

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                 26,508
 Series 1988, 9.500%, 6/01/03

Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse        4,614,975
 Facilities Project, 1998 Series A, 5.000%, 3/01/29

Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
Districts' Financing Trust, Series 2000C:
 5.850%, 6/01/20                                                                                         829,013
 6.000%, 6/01/30                                                                                       1,123,500

----
20

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $   400 Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,
              Series 2000, 5.750%, 5/01/20 - MBIA Insured

             Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
       4,375  5.375%, 10/01/18 - MBIA Insured
       5,860  5.375%, 10/01/19 - MBIA Insured

       4,000 Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization
              Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

      11,000 Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,
              Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

         650 Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 2000, 5.750%, 6/01/20

       1,525 McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,
              Series 1995, 5.900%, 9/01/26 - AMBAC Insured

       8,000 Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,
              Series 1993A, 6.200%, 3/01/18

       5,100 Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
              Series 2001A, 5.125%, 4/01/21

       1,360 Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
              Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
             Program, Series 1993A:
      16,460  6.500%, 3/01/19
         500  6.400%, 3/01/19

       4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long
              Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

          55 Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,
              7.750%, 7/01/08

       3,185 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,
              5.500%, 7/01/21 - FSA Insured

       7,000 Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC
              Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.1%

      10,540 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,
              Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

       1,250 Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue
              Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue
              Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

       5,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,
              Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       1,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,
              Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       6,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue
              Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.8%

       1,595 Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,
              6.500%, 12/01/14 (Pre-refunded to 12/01/04)

       1,005 Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,              5/10 at 100.00       AAA
 Series 2000, 5.750%, 5/01/20 - MBIA Insured

Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
 5.375%, 10/01/18 - MBIA Insured                                                                     10/11 at 100.00       AAA
 5.375%, 10/01/19 - MBIA Insured                                                                     10/11 at 100.00       AAA

Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization         7/11 at 100.00       AAA
 Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,    7/08 at 102.00       AAA
 Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,         6/10 at 101.00       Aa3
 Series 2000, 5.750%, 6/01/20

McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,    9/06 at 102.00       AAA
 Series 1995, 5.900%, 9/01/26 - AMBAC Insured

Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,              9/03 at 102.00       Aa3
 Series 1993A, 6.200%, 3/01/18

Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,            4/11 at 101.00       Aa3
 Series 2001A, 5.125%, 4/01/21

Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,              4/11 at 101.00       Aa3
 Series 2001, 5.000%, 4/01/21

Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
Program, Series 1993A:
 6.500%, 3/01/19                                                                                      9/03 at 102.00         A
 6.400%, 3/01/19                                                                                        No Opt. Call         A

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long               No Opt. Call       AAA
 Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,                 7/03 at 100.00      BBB+
 7.750%, 7/01/08

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,    No Opt. Call       AAA
 5.500%, 7/01/21 - FSA Insured

Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC       9/07 at 102.00       AAA
 Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 5.1%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,       8/03 at 100.00       BB-
 Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue      3/06 at 102.00       AAA
 Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue      3/13 at 100.00       AAA
 Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,  7/05 at 102.00       AAA
 Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,  7/13 at 100.00       AAA
 Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue     3/09 at 101.00      Baa3
 Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,            12/04 at 102.00     A2***
 6.500%, 12/01/14 (Pre-refunded to 12/01/04)

Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            3/05 at 102.00    Aa3***
 Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,             $   463,440
 Series 2000, 5.750%, 5/01/20 - MBIA Insured

Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
 5.375%, 10/01/18 - MBIA Insured                                                                       4,947,906
 5.375%, 10/01/19 - MBIA Insured                                                                       6,587,753

Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization          4,387,680
 Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,    11,562,980
 Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            730,795
 Series 2000, 5.750%, 6/01/20

McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,     1,726,941
 Series 1995, 5.900%, 9/01/26 - AMBAC Insured

Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,               8,174,400
 Series 1993A, 6.200%, 3/01/18

Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,             5,539,569
 Series 2001A, 5.125%, 4/01/21

Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,               1,460,137
 Series 2001, 5.000%, 4/01/21

Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
Program, Series 1993A:
 6.500%, 3/01/19                                                                                      16,821,955
 6.400%, 3/01/19                                                                                         632,315

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long              5,190,160
 Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,                     56,067
 7.750%, 7/01/08

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,   3,820,949
 5.500%, 7/01/21 - FSA Insured

Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC        7,568,400
 Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Transportation - 5.1%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,        7,247,515
 Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue       1,396,763
 Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue       5,262,347
 Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,   5,368,000
 Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,   1,058,150
 Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue      5,044,980
 Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,              1,755,792
 6.500%, 12/01/14 (Pre-refunded to 12/01/04)

Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             1,105,460
 Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

----
21

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $ 1,070 Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

       1,260 Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County
              Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

       3,550 Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County
              Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

             Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
         525  6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured
       1,775  6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured

       3,465 Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

       2,000 Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville
              Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

             Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)

         420 Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,
              6.300%, 8/01/10 (Pre-refunded to 8/01/05)

       1,000 Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

             Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
             University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
       3,195  6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured
       4,320  6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 1994A:
       2,720  6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured
       2,070  6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured
       2,500  6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured

       1,365 McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

       1,410 Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

       1,310 Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to 7/01/06)

       2,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded to 7/01/07)

       2,600 Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -
              (Pre-refunded to 7/01/10) - MBIA Insured

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       2,800 Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,
              Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
---------------------------------------------------------------------------------------------------------------------
             Utilities - 7.1%

       6,000 Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

       1,750 Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,
              Series 1995A, 5.900%, 4/15/23

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            3/05 at 102.00
 Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County         3/06 at 102.00
 Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County         3/06 at 102.00
 Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
 6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00
 6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00

Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            6/04 at 102.00
 Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville  9/09 at 102.00
 Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
 6.300%, 6/01/10 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00
 6.350%, 6/01/11 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00
 6.375%, 6/01/14 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,          8/05 at 102.00
 6.300%, 8/01/10 (Pre-refunded to 8/01/05)

Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,          11/04 at 102.00
 Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
 6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured                                            11/04 at 102.00
 6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured                                            11/04 at 102.00

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1994A:
 6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00
 6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00
 6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00

McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,           8/05 at 102.00
 Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             9/04 at 102.00
 Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded     7/06 at 101.50
 to 7/01/06)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25         7/07 at 100.00
 (Pre-refunded to 7/01/07)

Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -                 7/10 at 100.00
 (Pre-refunded to 7/01/10) - MBIA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                 7/04 at 102.00
 (Pre-refunded to 7/01/04)

Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,           1/10 at 100.00
 Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
------------------------------------------------------------------------------------------------------------------------
Utilities - 7.1%

Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric   1/04 at 102.00
 Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,       4/05 at 102.00
 Series 1995A, 5.900%, 4/15/23

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,               A+*** $1,178,873
 Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County           N/R***  1,424,644
 Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County           N/R***  4,075,968
 Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
 6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA    575,337
 6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA  1,946,501

Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,              Aa3***  3,711,881
 Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville    N/R***  2,556,040
 Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
 6.300%, 6/01/10 (Pre-refunded to 6/01/05)                                                                Aa3***    493,478
 6.350%, 6/01/11 (Pre-refunded to 6/01/05)                                                                Aa3***    404,111
 6.375%, 6/01/14 (Pre-refunded to 6/01/05)                                                                Aa3***    673,812

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,             A-***    455,213
 6.300%, 8/01/10 (Pre-refunded to 8/01/05)

Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             Aa3***  1,099,110
 Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
 6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured                                                  AAA  3,513,126
 6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured                                                  AAA  4,750,142

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1994A:
 6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,996,706
 6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,273,129
 6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,754,325

McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             Aa3***  1,448,593
 Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,               Aa3***  1,524,915
 Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded        A-***  1,487,610
 to 7/01/06)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25            A-***  2,284,240
 (Pre-refunded to 7/01/07)

Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -                      AAA  3,139,006
 (Pre-refunded to 7/01/10) - MBIA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                    A-***  3,220,110
 (Pre-refunded to 7/01/04)

Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,            Baa2***  3,247,188
 Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
----------------------------------------------------------------------------------------------------------------------------
Utilities - 7.1%

Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric        AAA  6,244,620
 Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,             A1  1,832,180
 Series 1995A, 5.900%, 4/15/23

----
22

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

             Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
    $  7,100  0.000%, 1/01/11 - AMBAC Insured                                                                       No Opt. Call
       6,475  0.000%, 1/01/12 - AMBAC Insured                                                                       No Opt. Call
       7,900  0.000%, 1/01/17 - AMBAC Insured                                                                       No Opt. Call
      13,300  0.000%, 1/01/18 - AMBAC Insured                                                                       No Opt. Call
       5,100  0.000%, 1/01/19 - AMBAC Insured                                                                       No Opt. Call
       4,725  0.000%, 1/01/20 - AMBAC Insured                                                                       No Opt. Call

         400 Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%, 1/01/04      No Opt. Call
              (Alternative Minimum Tax) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 9.3%

       1,405 Christian County, Kentucky, Water District, Waterworks Revenue Bonds, Series 1999,                  10/09 at 101.00
              6.000%, 1/01/30 - AMBAC Insured

       1,750 Henderson, Kentucky, Water and Sewer Revenue Refunding Bonds, Series 1994A, 6.100%, 11/01/14 -      11/04 at 103.00
              FSA Insured

             Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G:
         445  6.350%, 8/01/11                                                                                     8/05 at 102.00
         825  6.375%, 8/01/14                                                                                     8/05 at 102.00

       1,000 Kentucky Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term          2/11 at 102.00
              Program, Series 2001A, 5.375%, 2/01/20

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                                                                     11/07 at 101.00
       2,500  5.200%, 5/15/25 - MBIA Insured                                                                     11/07 at 101.00

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 2001A:
      16,000  5.500%, 5/15/34 - MBIA Insured                                                                     11/11 at 101.00
       5,805  5.000%, 5/15/36 - MBIA Insured                                                                     11/11 at 101.00

       6,920 Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 -           2/12 at 100.00
              FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
    $488,158 Total Long-Term Investments (cost $454,479,572) - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.2%

       2,100 Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Bonds,
              Oak Hammock at the University of Florida Project, Series 2002A, Variable Rate Demand Obligations,
              1.300%, 10/01/32+

       3,700 Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Concordia College
              Project, Variable Rate Demand Bonds, Series 1999, 1.350%, 9/01/14+
---------------------------------------------------------------------------------------------------------------------------------
    $  5,800 Total Short-Term Investments (cost $5,800,000)
---------------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $460,279,572) - 98.5%

             --------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%

             --------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             --------------------------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                         Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------
Utilities (continued)

Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
 0.000%, 1/01/11 - AMBAC Insured                                                                         AAA $  5,505,908
 0.000%, 1/01/12 - AMBAC Insured                                                                         AAA    4,790,594
 0.000%, 1/01/17 - AMBAC Insured                                                                         AAA    4,509,320
 0.000%, 1/01/18 - AMBAC Insured                                                                         AAA    7,181,335
 0.000%, 1/01/19 - AMBAC Insured                                                                         AAA    2,599,878
 0.000%, 1/01/20 - AMBAC Insured                                                                         AAA    2,273,339

Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%, 1/01/04         AAA      397,484
 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 9.3%

Christian County, Kentucky, Water District, Waterworks Revenue Bonds, Series 1999,                        Aaa    1,658,406
 6.000%, 1/01/30 - AMBAC Insured

Henderson, Kentucky, Water and Sewer Revenue Refunding Bonds, Series 1994A, 6.100%, 11/01/14 -            AAA    1,914,010
 FSA Insured

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G:
 6.350%, 8/01/11                                                                                          A-      491,276
 6.375%, 8/01/14                                                                                          A-      911,229

Kentucky Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term               AA-    1,117,090
 Program, Series 2001A, 5.375%, 2/01/20

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1997B:
 5.350%, 5/15/22 - MBIA Insured                                                                          AAA    6,594,540
 5.200%, 5/15/25 - MBIA Insured                                                                          AAA    2,679,222

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 2001A:
 5.500%, 5/15/34 - MBIA Insured                                                                          AAA   17,652,320
 5.000%, 5/15/36 - MBIA Insured                                                                          AAA    6,103,551

Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 -                Aaa    7,294,230
 FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $454,479,572) - 97.3%                                               486,023,810
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 1.2%

Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Bonds,       VMIG-1    2,100,000
 Oak Hammock at the University of Florida Project, Series 2002A, Variable Rate Demand Obligations,
 1.300%, 10/01/32+

Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Concordia College    VMIG-1    3,700,000
 Project, Variable Rate Demand Bonds, Series 1999, 1.350%, 9/01/14+
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (cost $5,800,000)                                                          5,800,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $460,279,572) - 98.5%                                                                  491,823,810

--------------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 1.5%                                                                             7,530,588

--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                             $499,354,398

--------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

     $ 2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding
              Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         970 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002
              Refunding, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.3%

       6,150 Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,
              5.125%, 11/15/29 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 14.3%

             Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
             Series 1998B:
       1,000  5.375%, 7/01/18
       1,000  5.375%, 7/01/28

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,
              5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,
              6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center
              Obligated Group, Series 1993A, 6.500%, 8/15/18

       2,920 Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
              Center Obligated Group, Series 1993B, 5.500%, 8/15/23

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
              Series 2003A Refunding, 5.625%, 3/01/17

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial
              Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

         860 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community
              Hospital, Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,
              Series 1996, 6.250%, 10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community
              Hospital, Series 1998, 5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,
              Series 2002A, 5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
              Series 1999A, 6.000%, 11/15/24

             Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
       3,000  6.000%, 8/01/18
       5,165  6.000%, 8/01/23

       3,000 Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William
              Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

             Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
             Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured
       2,000  5.250%, 11/15/35 - MBIA Insured

         500 Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,
              Series 1991C, 6.750%, 7/01/17 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.5%

         400 Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured
              Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.7%

Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding          9/05 at 102.00        A3
 Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002             5/12 at 100.00        A-
 Refunding, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 2.3%

Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,           11/09 at 101.00       AAA
 5.125%, 11/15/29 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 14.3%

Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
Series 1998B:
 5.375%, 7/01/18                                                                                      7/08 at 101.00      Baa3
 5.375%, 7/01/28                                                                                      7/08 at 101.00      Baa3

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,               7/11 at 101.00        AA
 5.500%, 1/15/31

Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,       2/07 at 101.00       N/R
 6.250%, 2/15/13

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center         8/03 at 102.00      BBB-
 Obligated Group, Series 1993A, 6.500%, 8/15/18

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical       8/04 at 102.00      BBB-
 Center Obligated Group, Series 1993B, 5.500%, 8/15/23

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           3/13 at 100.00        A1
 Series 2003A Refunding, 5.625%, 3/01/17

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial           1/05 at 102.00        A+
 Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community           No Opt. Call       BBB
 Hospital, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,       10/06 at 102.00      BBB-
 Series 1996, 6.250%, 10/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community         5/08 at 101.00       BBB
 Hospital, Series 1998, 5.375%, 5/15/19

Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,               3/12 at 101.00        A+
 Series 2002A, 5.625%, 3/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,          11/09 at 101.00        A1
 Series 1999A, 6.000%, 11/15/24

Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/18                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/23                                                                                      8/03 at 102.00       Ba1

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William             1/06 at 102.00       AAA
 Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
Series 2001M:
 5.250%, 11/15/31 - MBIA Insured                                                                     11/11 at 100.00       AAA
 5.250%, 11/15/35 - MBIA Insured                                                                     11/11 at 100.00       AAA

Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,  7/03 at 100.00       AAA
 Series 1991C, 6.750%, 7/01/17 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.5%

Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured          1/04 at 104.00       AAA
 Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.7%

Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding         $2,092,120
 Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
----------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002               851,524
 Refunding, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 2.3%

Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,            6,465,495
 5.125%, 11/15/29 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
Healthcare - 14.3%

Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
Series 1998B:
 5.375%, 7/01/18                                                                                        904,840
 5.375%, 7/01/28                                                                                        839,080

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,               3,934,838
 5.500%, 1/15/31

Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,       3,390,777
 6.250%, 2/15/13

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center         5,091,648
 Obligated Group, Series 1993A, 6.500%, 8/15/18

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical       1,977,716
 Center Obligated Group, Series 1993B, 5.500%, 8/15/23

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           3,292,410
 Series 2003A Refunding, 5.625%, 3/01/17

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial           1,048,320
 Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community           903,817
 Hospital, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,          975,740
 Series 1996, 6.250%, 10/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community         1,449,247
 Hospital, Series 1998, 5.375%, 5/15/19

Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,               1,055,200
 Series 2002A, 5.625%, 3/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           2,360,622
 Series 1999A, 6.000%, 11/15/24

Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/18                                                                                      2,473,230
 6.000%, 8/01/23                                                                                      4,121,050

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William             3,186,480
 Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
Series 2001M:
 5.250%, 11/15/31 - MBIA Insured                                                                      1,050,100
 5.250%, 11/15/35 - MBIA Insured                                                                      2,105,960

Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,    502,055
 Series 1991C, 6.750%, 7/01/17 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.5%

Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured            417,092
 Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

----
24

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

      $  750 Grand Rapids, Michigan, Housing Finance Authority, Multifamily Housing Refunding Revenue Bonds,       9/04 at 100.00
              Fannie Mae Collateralized, Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority, Limited Obligation Multifamily Revenue Refunding        4/05 at 102.00
              Bonds, GNMA Collateralized Program, Parc Pointe Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds,                No Opt. Call
              Series 1983I, 0.000%, 4/01/14

         800 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B,            6/05 at 102.00
              6.150%, 10/01/15 - MBIA Insured

       1,590 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1999 Series A,            4/09 at 101.00
              5.300%, 10/01/37 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.2%

       2,000 Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds,                   6/10 at 100.00
              Series 1999B-1, 6.300%, 12/01/20 (Alternative Minimum Tax) - MBIA Insured

       1,100 Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B,     6/12 at 100.00
              5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.4%

       1,055 Michigan Strategic Fund, Limited Obligation Revenue Bonds, WMX Technologies, Inc. Project,           12/03 at 102.00
              Series 1993, 6.000%, 12/01/13 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.5%

       1,500 Economic Development Corporation of the Charter Township of Grand Rapids, Michigan, Limited           7/09 at 101.00
              Obligation Bonds, Porter Hills Obligated Group, Cook Valley Estate Project, Series 1999, 5.450%,
              7/01/29

       2,500 Economic Development Corporation of the City of Kalamazoo, Michigan, Limited Obligation Revenue       5/07 at 102.00
              Refunding Revenue Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

       1,200 Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan           1/06 at 102.00
              Obligated Group, Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
             Obligated Group, Series 1997:
         600  6.375%, 1/01/15                                                                                      1/07 at 102.00
         500  6.375%, 1/01/25                                                                                      1/07 at 102.00

             Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian
             Village, Series 1998:
         400  5.300%, 7/01/18                                                                                      7/08 at 101.00
       1,675  5.375%, 7/01/28                                                                                      7/08 at 101.00

       4,800 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community, Inc. Project,  6/08 at 100.00
              Series 1998, 5.250%, 6/01/18
----------------------------------------------------------------------------------------------------------------------------------
             Materials - 0.6%

       1,650 Economic Development Corporation of Dickinson County, Michigan, Pollution Control Revenue            10/03 at 102.00
              Refunding Bonds, Champion International Corporation Project, Series 1993, 5.850%, 10/01/18
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 22.9%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,        5/12 at 100.00
              Series 2002, 5.500%, 5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21                        10/12 at 100.50

       1,625 Brighton Township Sanitary Sewer Drainage District, Livingston County, Michigan, General Obligation   4/09 at 100.00
              Limited Tax Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,    5/13 at 100.00
              Series 2003, 5.250%, 5/01/22

       1,195 Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds,       5/12 at 100.00
              Series 2002, 5.500%, 5/01/19 - FGIC Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Grand Rapids, Michigan, Housing Finance Authority, Multifamily Housing Refunding Revenue Bonds,            AAA $  776,955
 Fannie Mae Collateralized, Series 1990A, 7.625%, 9/01/23

Michigan State Housing Development Authority, Limited Obligation Multifamily Revenue Refunding             Aaa  1,250,631
 Bonds, GNMA Collateralized Program, Parc Pointe Apartments, Series 1995A, 6.500%, 10/01/15

Michigan State Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds,                   AA-  2,317,320
 Series 1983I, 0.000%, 4/01/14

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B,                 AAA    845,736
 6.150%, 10/01/15 - MBIA Insured

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1999 Series A,                 AAA  1,636,285
 5.300%, 10/01/37 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.2%

Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds,                        AAA  2,194,320
 Series 1999B-1, 6.300%, 12/01/20 (Alternative Minimum Tax) - MBIA Insured

Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B,          AAA  1,158,212
 5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Industrials - 0.4%

Michigan Strategic Fund, Limited Obligation Revenue Bonds, WMX Technologies, Inc. Project,                 BBB  1,084,266
 Series 1993, 6.000%, 12/01/13 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 4.5%

Economic Development Corporation of the Charter Township of Grand Rapids, Michigan, Limited                 A-  1,527,525
 Obligation Bonds, Porter Hills Obligated Group, Cook Valley Estate Project, Series 1999, 5.450%,
 7/01/29

Economic Development Corporation of the City of Kalamazoo, Michigan, Limited Obligation Revenue            BBB  2,428,050
 Refunding Revenue Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan                N/R  1,136,148
 Obligated Group, Series 1995, 6.500%, 1/01/25

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
Obligated Group, Series 1997:
 6.375%, 1/01/15                                                                                          N/R    588,666
 6.375%, 1/01/25                                                                                          N/R    464,640

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian
Village, Series 1998:
 5.300%, 7/01/18                                                                                           A-    410,216
 5.375%, 7/01/28                                                                                           A-  1,689,171

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community, Inc. Project,       BBB  4,602,336
 Series 1998, 5.250%, 6/01/18
-------------------------------------------------------------------------------------------------------------------------
Materials - 0.6%

Economic Development Corporation of Dickinson County, Michigan, Pollution Control Revenue                  BBB  1,698,609
 Refunding Bonds, Champion International Corporation Project, Series 1993, 5.850%, 10/01/18
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 22.9%

Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,             AAA  1,144,240
 Series 2002, 5.500%, 5/01/18

Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21                              AAA  1,271,221

Brighton Township Sanitary Sewer Drainage District, Livingston County, Michigan, General Obligation        AAA  1,802,548
 Limited Tax Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured

Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,         AAA  1,120,450
 Series 2003, 5.250%, 5/01/22

Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds,            AAA  1,358,572
 Series 2002, 5.500%, 5/01/19 - FGIC Insured

----
25

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,500 Clarkston, Michigan, Community Schools, General Obligation Q-SBLF Bonds, Series 1997, 5.250%,         5/07 at 100.00
              5/01/23 - MBIA Insured

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, School Building and Site    5/09 at 100.00
              Bonds, General Obligation - Unlimited Tax, Series 1999, 5.000%, 5/01/29 - MBIA Insured

       2,520 Detroit, Michigan, General Obligation Bonds, Unlimited Tax, Series 1999-B, 5.500%, 4/01/18 -          4/10 at 101.00
              MBIA Insured

       1,000 School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2002A,           5/13 at 100.00
              5.375%, 5/01/24 - FGIC Insured

       2,500 School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003B,           5/13 at 100.00
              5.000%, 5/01/23 - FGIC Insured

             School District of Detroit, Wayne County, Michigan, School Building and Site Improvement Bonds,
             Unlimited Tax - General Obligation, Series 2001A:
       2,000  5.500%, 5/01/21 - FSA Insured                                                                        5/12 at 100.00
         250  5.125%, 5/01/31 - FSA Insured                                                                        5/12 at 100.00

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, School Building and Site Bonds,  5/10 at 100.00
              General Obligation - Unlimited Tax, Series 2000, 5.625%, 5/01/16 - FGIC Insured

       2,430 School District of Garden City, Wayne County, Michigan, Refunding Bonds, General Obligation -         5/04 at 101.00
              Unlimited Tax, Series 1994, 6.400%, 5/01/11 - FSA Insured

       2,000 School District of Garden City, Wayne County, Michigan, General Obligation Bonds, Series 2001         5/11 at 100.00
              Refunding, 5.000%, 5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, Refunding Bonds,             5/05 at 102.00
              Series 1995, 5.375%, 5/01/24 - MBIA Insured

       4,350 Hartland Consolidated School District, Livingston County, Michigan, General Obligation Bonds,         5/11 at 100.00
              Series 2001 Refunding, 5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan, Building and Site Bonds, General Obligation -    5/11 at 100.00
              Unlimited Tax, Series 2001, 5.000%, 5/01/26 - MBIA Insured

       2,000 Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, School Building and Site      5/09 at 100.00
              Bonds, General Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/29 - FGIC Insured

       1,000 Livonia Municipal Building Authority, Wayne County, Michigan, Building Authority Bonds, Series 2001,  5/10 at 100.00
              5.000%, 5/01/27 - FGIC Insured

       2,700 Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General        No Opt. Call
              Obligation - Unlimited Tax, Series 1992II, 0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General      5/10 at 100.00
              Obligation - Unlimited Tax, Series 2000, 5.875%, 5/01/25 - FGIC Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School          No Opt. Call
              District, Series 1991C, 0.000%, 6/15/08 - FSA Insured

             Okemos Public Schools, Ingham County, Michigan, Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                                                         No Opt. Call
       1,020  0.000%, 5/01/18 - MBIA Insured                                                                         No Opt. Call

       1,500 Portage Lake Water and Sewage Authority, Houghton County, Michigan, General Obligation Limited Tax   10/05 at 102.00
              Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured

       1,235 Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation        5/10 at 100.00
              Bonds, Series 2000-I, 5.750%, 5/01/19 - FGIC Insured

       3,000 Southgate Community School District, Wayne County, Michigan, General Obligation Bonds,                5/09 at 100.00
              Series 1999, 5.000%, 5/01/25 - FGIC Insured

       2,500 City of Taylor Building Authority, Wayne County, Michigan, General Obligation Limited Tax Bonds,      3/10 at 100.00
              Series 2000, 5.125%, 3/01/17 - AMBAC Insured

       3,270 West Ottawa Public Schools, Ottawa County, Michigan, Refunding Bonds, Series 1992,                      No Opt. Call
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, General Obligation Unlimited Tax Q-SBLF Bonds,         No Opt. Call
              Series 1996, 5.500%, 5/01/25 - MBIA Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Clarkston, Michigan, Community Schools, General Obligation Q-SBLF Bonds, Series 1997, 5.250%,              AAA $1,625,325
 5/01/23 - MBIA Insured

Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, School Building and Site         AAA  1,862,514
 Bonds, General Obligation - Unlimited Tax, Series 1999, 5.000%, 5/01/29 - MBIA Insured

Detroit, Michigan, General Obligation Bonds, Unlimited Tax, Series 1999-B, 5.500%, 4/01/18 -               AAA  2,864,232
 MBIA Insured

School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2002A,                AAA  1,104,310
 5.375%, 5/01/24 - FGIC Insured

School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003B,                AAA  2,672,325
 5.000%, 5/01/23 - FGIC Insured

School District of Detroit, Wayne County, Michigan, School Building and Site Improvement Bonds,
Unlimited Tax - General Obligation, Series 2001A:
 5.500%, 5/01/21 - FSA Insured                                                                            AAA  2,247,380
 5.125%, 5/01/31 - FSA Insured                                                                            AAA    264,510

Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, School Building and Site Bonds,       AAA  1,156,810
 General Obligation - Unlimited Tax, Series 2000, 5.625%, 5/01/16 - FGIC Insured

School District of Garden City, Wayne County, Michigan, Refunding Bonds, General Obligation -              AAA  2,563,407
 Unlimited Tax, Series 1994, 6.400%, 5/01/11 - FSA Insured

School District of Garden City, Wayne County, Michigan, General Obligation Bonds, Series 2001              AAA  2,096,480
 Refunding, 5.000%, 5/01/26

Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, Refunding Bonds,                  AAA  6,052,984
 Series 1995, 5.375%, 5/01/24 - MBIA Insured

Hartland Consolidated School District, Livingston County, Michigan, General Obligation Bonds,              AAA  4,584,683
 Series 2001 Refunding, 5.125%, 5/01/29

Hastings Area School System, Barry County, Michigan, Building and Site Bonds, General Obligation -         AAA  1,048,240
 Unlimited Tax, Series 2001, 5.000%, 5/01/26 - MBIA Insured

Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, School Building and Site           AAA  2,285,500
 Bonds, General Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/29 - FGIC Insured

Livonia Municipal Building Authority, Wayne County, Michigan, Building Authority Bonds, Series 2001,       AAA  1,042,510
 5.000%, 5/01/27 - FGIC Insured

Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General           AAA  2,393,199
 Obligation - Unlimited Tax, Series 1992II, 0.000%, 5/01/08 - FGIC Insured

Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General           AAA  2,319,020
 Obligation - Unlimited Tax, Series 2000, 5.875%, 5/01/25 - FGIC Insured

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School             AAA  2,473,296
 District, Series 1991C, 0.000%, 6/15/08 - FSA Insured

Okemos Public Schools, Ingham County, Michigan, Refunding Bonds, Series 1993:
 0.000%, 5/01/17 - MBIA Insured                                                                           AAA    562,230
 0.000%, 5/01/18 - MBIA Insured                                                                           AAA    542,263

Portage Lake Water and Sewage Authority, Houghton County, Michigan, General Obligation Limited Tax         AAA  1,683,570
 Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured

Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation             AAA  1,429,883
 Bonds, Series 2000-I, 5.750%, 5/01/19 - FGIC Insured

Southgate Community School District, Wayne County, Michigan, General Obligation Bonds,                     AAA  3,150,660
 Series 1999, 5.000%, 5/01/25 - FGIC Insured

City of Taylor Building Authority, Wayne County, Michigan, General Obligation Limited Tax Bonds,           AAA  2,764,800
 Series 2000, 5.125%, 3/01/17 - AMBAC Insured

West Ottawa Public Schools, Ottawa County, Michigan, Refunding Bonds, Series 1992,                         AAA  1,838,492
 0.000%, 5/01/17 - FGIC Insured

Williamston Community School District, Michigan, General Obligation Unlimited Tax Q-SBLF Bonds,            AAA  6,103,706
 Series 1996, 5.500%, 5/01/25 - MBIA Insured

----
26

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.4%

     $ 2,000 Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,
              6.150%, 2/01/11

       1,000 Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development
              Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

      11,000 Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General
              Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

             Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
             Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured
       3,295  0.000%, 6/01/18 - MBIA Insured
       1,650  6.875%, 6/01/24 - MBIA Insured

         250 Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

             Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
       2,720  5.500%, 10/15/19
       5,000  5.000%, 10/15/24

       1,500 Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -
              AMBAC Insured

       1,220 Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -
              MBIA Insured

       2,000 Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25

       6,000 Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -
              AMBAC Insured

       1,085 Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue
              Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.1%

       3,000 Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,
              Series 1998B, 5.000%, 12/01/28
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.7%

       1,000 Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue
              Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

       1,800 Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,
              Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

         235 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20 (Pre-refunded to 7/01/10)

       5,000 Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development
              Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

       2,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27
              (Pre-refunded to 1/01/10) - FGIC Insured

       6,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,
              8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

       2,000 Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26
              (Pre-refunded to 1/01/10) - FGIC Insured

       1,300 Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,
              5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

       1,000 Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General
              Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

       4,000 Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding
              Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.4%

Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,     2/07 at 101.00         A
 6.150%, 2/01/11

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development          7/08 at 100.00       AAA
 Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General            2/07 at 102.00       AAA
 Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
Series 1994:
 0.000%, 6/01/17 - MBIA Insured                                                                         No Opt. Call       AAA
 0.000%, 6/01/18 - MBIA Insured                                                                         No Opt. Call       AAA
 6.875%, 6/01/24 - MBIA Insured                                                                       6/04 at 102.00       AAA

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,          6/03 at 100.00       AAA
 4.750%, 12/01/09 - FGIC Insured

Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
 5.500%, 10/15/19                                                                                    10/11 at 100.00       AA+
 5.000%, 10/15/24                                                                                    10/11 at 100.00       AA+

Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -             6/10 at 100.00       AAA
 AMBAC Insured

Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -  9/11 at 100.00       AAA
 MBIA Insured

Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25                                 11/11 at 100.00       AAA

Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -         No Opt. Call       AAA
 AMBAC Insured

Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue           11/06 at 100.00       N/R
 Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.1%

Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,     12/08 at 101.00       AAA
 Series 1998B, 5.000%, 12/01/28
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.7%

Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue           5/04 at 102.00    N/R***
 Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,             5/04 at 102.00     A-***
 Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,            7/10 at 100.00       AAA
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development          7/06 at 102.00       AAA
 Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27                1/10 at 101.00       AAA
 (Pre-refunded to 1/01/10) - FGIC Insured

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,         1/10 at 101.00       AAA
 8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26       1/10 at 101.00       AAA
 (Pre-refunded to 1/01/10) - FGIC Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,                  12/06 at 101.00       AAA
 5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General      5/10 at 100.00       AAA
 Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding     5/05 at 101.00       AAA
 Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.4%

Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,    $ 2,181,380
 6.150%, 2/01/11

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development           1,016,900
 Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General            11,816,640
 Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
Series 1994:
 0.000%, 6/01/17 - MBIA Insured                                                                        2,232,796
 0.000%, 6/01/18 - MBIA Insured                                                                        1,745,526
 6.875%, 6/01/24 - MBIA Insured                                                                        1,770,797

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,             250,720
 4.750%, 12/01/09 - FGIC Insured

Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
 5.500%, 10/15/19                                                                                      3,098,080
 5.000%, 10/15/24                                                                                      5,296,050

Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -              1,690,350
 AMBAC Insured

Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -   1,350,394
 MBIA Insured

Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25                                   2,104,440

Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -        2,347,980
 AMBAC Insured

Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue             1,156,925
 Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
-----------------------------------------------------------------------------------------------------------------
Transportation - 1.1%

Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,       3,110,280
 Series 1998B, 5.000%, 12/01/28
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.7%

Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue            1,079,130
 Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,              1,940,454
 Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,               264,001
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development           5,821,500
 Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27                 3,012,850
 (Pre-refunded to 1/01/10) - FGIC Insured

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,          9,069,060
 8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26        2,393,900
 (Pre-refunded to 1/01/10) - FGIC Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,                    1,487,447
 5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General       1,181,500
 Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding      4,484,080
 Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

----
27

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $ 2,000 Macomb County Township Building Authority, Michigan, Building Authority Bonds, Series 2000,          4/08 at 101.00
              6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

             Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series 1994:
       1,000  6.500%, 10/01/14 (Pre-refunded to 10/01/04)                                                        10/04 at 102.00
       1,000  6.500%, 10/01/17 (Pre-refunded to 10/01/04)                                                        10/04 at 102.00

         500 Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,        10/10 at 101.00
              5.875%, 10/01/17 (Pre-refunded to 10/01/10)

       5,000 Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,            11/09 at 101.00
              Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

       2,775 Milan Area Schools, Washtenaw and Monroe Counties, Michigan, School Building and Site Bonds,         5/10 at 100.00
              General Obligation - Unlimited Tax, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) -
              FGIC Insured

       1,000 Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue               11/04 at 102.00
              Refunding Bonds, Cranbrook Educational Community, Series 1994C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

       1,215 Potterville Public Schools, Easton County, Michigan, School Building and Site Bonds, General         5/09 at 100.00
              Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

         180 Saginaw-Midland Municipal Water Supply Corporation, Michigan, Water Supply Revenue Bonds,            9/04 at 102.00
              General Obligation Limited Tax, Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, School Building and Site    5/06 at 37.24
              Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured

       2,470 Waterford School District, Oakland County, Michigan, General Obligation Bonds, Series 1995,          6/04 at 101.00
              6.375%, 6/01/14 (Pre-refunded to 6/01/04) - FGIC Insured

       5,000 Wayland Union School District, Allegan, Barry and Kent Counties, Michigan, School Building and Site  5/05 at 101.00
              Bonds, General Obligation - Unlimited Tax, Series 1994, 6.250%, 5/01/14 (Pre-refunded to
              5/01/05) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.9%

       1,000 Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, 2001 Series A,            1/12 at 100.00
              5.250%, 1/01/27 - AMBAC Insured

       3,000 Michigan State South Central Power Agency, Power Supply System Revenue Refunding Bonds,             11/04 at 102.00
              Series 1994, 7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,                   No Opt. Call
              6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company          9/11 at 100.00
              Pollution Control Project Bonds, Collateralized, Fixed-Rate Conversion, Series 1999C,
              5.650%, 9/01/29 (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,         6/04 at 102.00
              Series 1994B, 6.450%, 6/15/24 - AMBAC Insured

       1,000 Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding        No Opt. Call
              Bonds, Collateralized, Detroit Edison Company Project, Series 1992AA, 6.950%, 9/01/22 -
              FGIC Insured

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds, Detroit Edison Company Project,              No Opt. Call
              Series 1994A, 6.350%, 12/01/04 (Alternative Minimum Tax) - AMBAC Insured

       4,000 Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O,                     No Opt. Call
              0.000%, 7/01/17 - MBIA Insured

       2,000 Wyandotte, Michigan, Electric Revenue Bonds, Series 2002 Refunding, 5.375%, 10/01/16 -              10/08 at 101.00
              MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

       4,455 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 -               No Opt. Call
              FGIC Insured

                                                                                                                  Market
Description                                                                                         Ratings**      Value
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Macomb County Township Building Authority, Michigan, Building Authority Bonds, Series 2000,               AAA $2,382,560
 6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series 1994:
 6.500%, 10/01/14 (Pre-refunded to 10/01/04)                                                             AAA  1,091,610
 6.500%, 10/01/17 (Pre-refunded to 10/01/04)                                                             AAA  1,091,610

Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,              AAA    612,655
 5.875%, 10/01/17 (Pre-refunded to 10/01/10)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,                  AAA  6,164,800
 Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

Milan Area Schools, Washtenaw and Monroe Counties, Michigan, School Building and Site Bonds,              AAA  3,322,313
 General Obligation - Unlimited Tax, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) -
 FGIC Insured

Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue                     Aaa  1,101,670
 Refunding Bonds, Cranbrook Educational Community, Series 1994C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

Potterville Public Schools, Easton County, Michigan, School Building and Site Bonds, General              AAA  1,443,420
 Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

Saginaw-Midland Municipal Water Supply Corporation, Michigan, Water Supply Revenue Bonds,               A2***    196,481
 General Obligation Limited Tax, Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, School Building and Site        AAA  2,492,700
 Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured

Waterford School District, Oakland County, Michigan, General Obligation Bonds, Series 1995,               AAA  2,625,832
 6.375%, 6/01/14 (Pre-refunded to 6/01/04) - FGIC Insured

Wayland Union School District, Allegan, Barry and Kent Counties, Michigan, School Building and Site       AAA  5,534,100
 Bonds, General Obligation - Unlimited Tax, Series 1994, 6.250%, 5/01/14 (Pre-refunded to
 5/01/05) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Utilities - 6.9%

Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, 2001 Series A,                 AAA  1,074,620
 5.250%, 1/01/27 - AMBAC Insured

Michigan State South Central Power Agency, Power Supply System Revenue Refunding Bonds,                  Baa1  3,253,350
 Series 1994, 7.000%, 11/01/11

Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,                     Baa1  1,109,550
 6.000%, 5/01/12

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company                A-  3,459,225
 Pollution Control Project Bonds, Collateralized, Fixed-Rate Conversion, Series 1999C,
 5.650%, 9/01/29 (Alternative Minimum Tax)

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,              AAA  3,745,385
 Series 1994B, 6.450%, 6/15/24 - AMBAC Insured

Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding           AAA  1,371,750
 Bonds, Collateralized, Detroit Edison Company Project, Series 1992AA, 6.950%, 9/01/22 -
 FGIC Insured

Monroe County, Michigan, Pollution Control Revenue Bonds, Detroit Edison Company Project,                 AAA  1,071,490
 Series 1994A, 6.350%, 12/01/04 (Alternative Minimum Tax) - AMBAC Insured

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O,                        AAA  2,230,400
 0.000%, 7/01/17 - MBIA Insured

Wyandotte, Michigan, Electric Revenue Bonds, Series 2002 Refunding, 5.375%, 10/01/16 -                    AAA  2,279,640
 MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 6.6%

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 -                  AAA  2,225,985
 FGIC Insured

----
28

   Principal                                                                                                    Optional Call
Amount (000) Description                                                                                          Provisions*
------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  3,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Series 2001A,                7/11 at 100.00
              5.125%, 7/01/31 - FGIC Insured

             Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                                                                   7/11 at 100.00
       3,000  5.500%, 7/01/33 - FGIC Insured                                                                   7/11 at 101.00

       7,000 Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/25 - 7/13 at 100.00
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
    $285,730 Total Long-Term Investments (cost $254,778,714) - 98.4%
------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.6%

             -----------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             -----------------------------------------------------------------------------------------------------------------

                                                                                                                  Market
Description                                                                                       Ratings**        Value
------------------------------------------------------------------------------------------------------------------------
Water and Sewer (continued)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Series 2001A,                      AAA $  3,160,500
 5.125%, 7/01/31 - FGIC Insured

Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2001A:
 5.000%, 7/01/30 - FGIC Insured                                                                        AAA    2,610,550
 5.500%, 7/01/33 - FGIC Insured                                                                        AAA    3,293,940

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/25 -       AAA    7,423,774
 MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $254,778,714) - 98.4%                                             280,000,897
------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 1.6%                                                                           4,473,414

------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                           $284,474,311

------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
29

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

     $ 3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $2,014,206
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel Project, Series 2000A, 0.000%, 7/15/15
              - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.5%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-  3,094,500
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Paper Products Company Project, 1998 Series,
              5.300%, 5/15/28 (Alternative Minimum Tax)

       8,100 Missouri State Development Finance Board, Solid Waste           No Opt. Call       AA-  8,979,417
              Disposal Revenue Bonds, Procter & Gamble Paper Products
              Company Project, Series 1999, 5.200%, 3/15/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.6%

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00       Aaa  1,143,240
              Corporation, Missouri, Leasehold Revenue Bonds, Series
              2001, 5.500%, 7/01/18 - FGIC Insured

       1,000 Missouri Development Finance Board, Cultural Facilities      12/11 at 100.00       AAA  1,049,050
              Revenue Bonds, Nelson Gallery Foundation, Series 2001A,
              5.000%, 12/01/30 - MBIA Insured

       1,000 Missouri Higher Education Loan Authority, Student Loan        8/03 at 101.00        A2  1,013,040
              Subordinate Lien Revenue Bonds, Series 1992, 6.500%,
              2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student Loan        2/04 at 102.00        A2  4,357,432
              Subordinate Lien Revenue Bonds, Series 1994F, 6.750%,
              2/15/09 (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+  1,209,720
              Educational Facilities Revenue Bonds, Washington
              University Issue, Series 2001A, 5.500%, 6/15/16

       1,475 Missouri Health and Educational Facilities Authority,         3/11 at 100.00       AA+  1,541,877
              Educational Facilities Revenue Refunding Bonds, Washington
              University, Series 2001B, 5.000%, 3/01/30

             Missouri Health and Educational Facilities Authority,
             Educational Facilities Revenue Bonds, Maryville University
             of St. Louis Project, Series 1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2  1,069,940
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2  1,848,578

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R  1,092,850
              Educational Facilities Revenue Bonds, Barstow School,
              Series 1998, 5.250%, 10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA  1,106,940
              Educational Facilities Revenue Bonds, Central Institute
              for the Deaf, Series 1999, 5.850%, 1/01/22 - RAAI Insured

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1    969,867
              Educational Facilities Revenue Bonds, Stephens College
              Issue, Series 1999, 6.000%, 6/01/24

       3,375 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2  3,618,439
              Educational Facilities Revenue Bonds, Maryville University
              of St. Louis Project, Series 2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa  1,552,440
              Educational Facilities Revenue Bonds, Webster University,
              Series 2001, 5.500%, 4/01/18 - MBIA Insured

             Missouri Industrial Development Authority, Industrial
             Revenue Refunding Bonds, Kiel Center Multipurpose Arena
             Project, Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                   6/03 at 102.00       N/R    658,405
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                   6/03 at 102.00       N/R  1,014,690
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                   6/03 at 102.00       N/R    508,225

       2,060 Southeast Missouri State University System, Facilities        4/11 at 100.00       Aaa  2,157,047
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Healthcare - 6.5%

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA  1,069,140
              Health Facilities Revenue Bonds, St. Luke's
              Episcopal-Presbyterian Hospital, Series 2001, 5.250%,
              12/01/26 - FSA Insured

             Missouri Health and Educational Facilities Authority,
             Health Facilities Revenue Bonds, Freeman Health System
             Project, Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+  1,523,940
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+  1,286,584

----
30

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

      $  500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+ $  501,450
              Health Facilities Revenue Bonds, Capital Region Medical
              Center, Series 1998, 5.250%, 11/01/23

       2,000 Missouri Health and Educational Facilities Authority,        12/10 at 101.00         A  2,154,960
              Health Facilities Revenue Bonds, St. Anthony's Medical
              Center, Series 2000, 6.250%, 12/01/30

             Missouri Health and Educational Facilities Authority,
             Health Facilities Revenue Bonds, Lester Cox Medical Center,
             Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call       AAA  1,475,679
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call       AAA  2,088,871
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call       AAA  2,614,815

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA  1,059,270
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00       BBB  2,837,606
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00       N/R    961,932
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.9%

             Clay County Industrial Development Authority, Missouri,
             Multifamily Housing Revenue Bonds, Oak Creek Apartments,
             GNMA Collateral, Series 2002A:
       1,320  6.125%, 7/20/25 (Alternative Minimum Tax)                    7/13 at 105.00       AAA  1,486,016
       2,530  6.300%, 1/20/38 (Alternative Minimum Tax)                    7/13 at 103.00       AAA  2,811,918

       1,630 Lees Summit Industrial Development Authority, Missouri,      10/09 at 100.00       AAA  1,728,208
              Multifamily Housing Revenue Bonds, Crossroads of Lees
              Summit Apartments Project, Series 1999A, 6.100%, 4/01/24
              (Alternative Minimum Tax) - FSA Insured

       1,675 Missouri Housing Development Commission, Housing              7/03 at 100.00       AA+  1,676,541
              Development Refunding Bonds, Federally Insured Mortgage
              Loans, Series 1992, 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R    901,452
              Housing Revenue Bonds, Primm Place Apartments Project,
              Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,690 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R  2,517,383
              Housing Revenue Bonds, Mansion Apartment Phase II Project,
              Series 1999, 6.125%, 10/01/22 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Multifamily
             Housing Revenue Bonds, GNMA Collateralized Mortgage Loan,
             JB Hughes Apartments, Series 2002G:
         294  6.200%, 5/20/19                                              5/12 at 105.00       Aaa    336,492
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa  1,100,161

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00       AAA  1,864,186
              Missouri, Housing Revenue Refunding Bonds, Southfield and
              Oak Forest II Apartments, GNMA Collateralized Subordinate
              Lien, Series 2002A, 5.200%, 1/20/36

       2,000 Housing Authority of St. Louis County, Missouri,              3/05 at 102.00       AAA  2,102,780
              Multifamily Housing Revenue Refunding Bonds, Kensington
              Square Apartments Project, Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA  9,887,484
              Missouri, Multifamily Housing Revenue Bonds, GNMA
              Mortgage-Backed Securities, Covington Manor Apartments,
              Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)

       1,890 St. Louis Land Clearance for Redevelopment Authority,        11/03 at 102.00       AAA  1,936,626
              Missouri, Multifamily Mortgage Refunding Bonds,
              FHA-Insured Mortgage Loan, St. Louis Place Apartments,
              Series 1993, 6.250%, 8/01/27

         925 University City Industrial Development Authority, Missouri,   8/07 at 102.00       Aaa    979,742
              Revenue Refunding Bonds, GNMA Collateralized - River
              Valley Apartments, Series 1997A, 5.900%, 2/20/37
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.1%

       1,275 Greene County, Missouri, Collateralized Single Family           No Opt. Call       AAA  1,515,809
              Mortgage Revenue Bonds, Series 1996, 6.300%, 12/01/22
              (Alternative Minimum Tax)

         790 Missouri Housing Development Commission, Single Family        1/07 at 102.00       AAA    832,573
              Mortgage Revenue Bonds, Homeownership Loan Program, 1996
              Series D, 6.125%, 3/01/28 (Alternative Minimum Tax)

----
31

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

      $  350 Missouri Housing Development Commission, Single Family        3/07 at 105.00       AAA $  366,800
              Mortgage Revenue Bonds, Homeownership Loan Program, 1997
              Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         800 Missouri Housing Development Commission, Single Family        3/06 at 105.00       AAA    833,904
              Mortgage Revenue Bonds, Homeownership Loan Program, 1995
              Series C, 7.250%, 9/01/26 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds, Homeownership Loan Program, 1995
             Series B Remarketing:
       1,010  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA  1,077,599
         800  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA    849,064

         895 Missouri Housing Development Commission, Single Family        9/06 at 105.00       AAA    921,931
              Mortgage Revenue Bonds, Homeownership Loan Program, 1996
              Series B, 7.550%, 9/01/27 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities
             Program, 1994 Series A:
         100  6.700%, 12/01/07 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    104,378
         425  7.125%, 12/01/14 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    442,230
         185  7.200%, 12/01/17 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    192,561

         535 Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA    560,461
              Mortgage Revenue Bonds, Homeownership Loan Program, 1998
              Series B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

       2,055 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA  2,206,556
              Mortgage Revenue Bonds, Homeownership Loan Program, 2000
              Series A-1, 6.300%, 9/01/25

       1,035 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA  1,114,798
              Mortgage Revenue Bonds, Homeownership Loan Program, 2000
              Series B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.5%

       4,800 Industrial Development Authority of Kansas City, Missouri,   11/08 at 102.00       N/R  4,328,544
              Retirement Facility Revenue Refunding and Improvement
              Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Industrial Development Authority of the City of Lees          8/05 at 102.00       N/R  1,048,690
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 1995, 6.625%, 8/15/13

       5,000 Industrial Development Authority of the City of Lees          8/09 at 101.00       N/R  5,366,500
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 1999, 6.000%, 8/15/17

       1,500 Industrial Development Authority of the City of Lees          8/12 at 101.00       N/R  1,563,405
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2  1,355,726
              Revenue Bonds, Lutheran Home for the Aged Project, Series
              2001A, 5.600%, 11/01/21

       3,750 Health and Educational Facilities Authority of the State of   2/06 at 102.00       N/R  3,917,362
              Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1996A, 6.375%, 2/01/27

       3,500 Health and Educational Facilities Authority of the State of   2/07 at 102.00       N/R  3,610,110
              Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1997, 5.875%, 2/01/23

             Industrial Development Authority of the County of St.
             Louis, Missouri, Refunding Revenue Bonds, Friendship
             Village of West County Project, Series 1996A:
       1,265  5.750%, 9/01/05                                                No Opt. Call       N/R  1,292,058
       1,800  6.250%, 9/01/10                                              9/06 at 102.00       N/R  1,921,644

       2,425 Industrial Development Authority of the County of St.         8/05 at 104.00       AAA  2,701,596
              Louis, Missouri, Healthcare Facilities Revenue Bonds, GNMA
              Collateralized, Mother of Perpetual Help Project, Series
              1995, 6.250%, 8/01/28

       1,200 Industrial Development Authority of the County of St.         3/10 at 102.00       AAA  1,273,776
              Louis, Missouri, Healthcare Facilities Revenue Bonds, GNMA
              Collateralized, Mary, Queen and Mother Association
              Project, Series 2001, 5.400%, 9/20/34
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.3%

       2,000 Cass County Reorganized School District R-02, Missouri,       3/12 at 100.00       AAA  2,210,180
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AA+    589,340
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

----
32

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AAA $1,365,389
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

       2,515 Jackson County Consolidated School District 2, Raytown,         No Opt. Call       AAA  2,875,852
              Missouri, General Obligation Bonds, Series 2002 Refunding,
              5.000%, 3/01/11 - FSA Insured

       1,000 Lees Summit Reorganized School District 7, Jackson County,    3/12 at 100.00       AAA  1,117,710
              Missouri, General Obligation Bonds, Series 2002 Refunding
              and Improvement, 5.250%, 3/01/18 - FSA Insured

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2  1,236,550
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000 State of Missouri, General Obligation Bonds, Fourth State    10/12 at 100.00       AAA  3,341,700
              Building Refunding, Series 2002A, 5.000%, 10/01/18

         750 Polk County, Missouri, Bolivar R-1 School District, General   3/10 at 100.00       AA+    828,998
              Obligation Bonds, Missouri Direct Deposit Program, Series
              2000, 5.700%, 3/01/20

       1,345 Pattonville R-3 School District, St. Louis County,              No Opt. Call       AAA  1,731,150
              Missouri, General Obligation Bonds, Series 2000, 6.500%,
              3/01/14 - FGIC Insured

       3,000 Board of Education of the City of St. Louis, Missouri,        4/12 at 100.00       AA+  3,334,470
              General Obligation Bonds, Series 2002A, 5.250%, 4/01/19

       1,560 Board of Education of the City of St. Louis, Missouri,        4/13 at 100.00       AAA  1,686,407
              General Obligation Bonds, Series 2003A Refunding, 5.000%,
              4/01/21 - FSA Insured

             School District of Springfield, Missouri, General
             Obligation Bonds, Series 2003:
       3,000  5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00       AAA  3,221,310
       1,500  5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00       AAA  1,603,170
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.6%

         970 Brentwood, Missouri, Tax Increment Bonds, Promenade           4/09 at 100.00        AA  1,000,448
              Project, Series 2002 Refunding, 4.700%, 4/01/19 - RAAI
              Insured

       1,875 Public Building Corporation of Christian County, Missouri,    6/10 at 100.00        AA  2,105,288
              Leasehold Revenue Bonds, Justice Center Project, Series
              2000, 5.450%, 6/01/15 - RAAI Insured

       1,025 Excelsior Springs, Missouri, School District 40 Building        No Opt. Call       AAA    690,696
              Corporation, Leasehold Revenue Bonds, Series 1994, 0.000%,
              3/01/14 - FSA Insured

       2,750 Fenton, Missouri, Tax Increment Bonds, Gravois Bluffs        10/12 at 100.00       N/R  2,840,503
              Project, Series 2002 Refunding and Improvement, 6.125%,
              10/01/21

       4,240 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R  4,477,567
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

       1,200 Land Clearance for Redevelopment Authority of Kansas City,   12/05 at 102.00       AAA  1,344,084
              Missouri, Lease Revenue Bonds, Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects, Series 1995A,
              5.900%, 12/01/18 - FSA Insured

             Mehlville R-9 School District, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 - FSA Insured                                9/12 at 100.00       AAA  1,469,004
       1,000  5.500%, 9/01/18 - FSA Insured                                9/12 at 100.00       AAA  1,145,370

       1,500 Kansas City Development Finance Board, Missouri,              4/10 at 100.00       AAA  1,723,785
              Infrastructure Facilities Revenue Bonds, Midtown
              Redevelopment Projects, Series 2000A, 5.750%, 4/01/22 -
              MBIA Insured

       4,000 Independence Development Finance Board, Missouri,             4/11 at 100.00        A+  4,146,560
              Infrastructure Facilities Revenue Bonds, Santa Fe
              Redevelopment Project, Series 2001, 5.250%, 4/01/23

       2,000 Platte County Development Finance Board, Missouri,            3/10 at 100.00       N/R  2,036,080
              Infrastructure Facilities Revenue Bonds, Riverside-
              Quindaro Bend Levee District, L-385 Project, Series 2001,
              5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA    523,544
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19--MBIA Insured

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa  1,937,988
              2002, 5.250%, 2/01/15--MBIA Insured

             Puerto Rico Highway and Transportation Authority, Highway
             Revenue Bonds, Series Y of 1996:
         900  5.500%, 7/01/36                                              7/16 at 100.00         A    982,836
       4,500  5.000%, 7/01/36                                              7/16 at 100.00         A  4,605,435

----
33

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call        A- $3,394,410
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       1,240 St. Louis, Missouri, Municipal Finance Corporation,           2/12 at 100.00       Aaa  1,448,308
              Leasehold Revenue Bonds, Carnahan Courthouse Project,
              Series 2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 Regional Convention and Sports Complex Authority, City of     8/07 at 100.00       AAA  1,936,918
              St. Louis, Missouri, Convention and Sports Facility
              Project, Refunding Bonds, Series 1997C, 5.300%, 8/15/20 -
              AMBAC Insured

          25 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       N/R     25,156
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21

       2,950 Public Building Corporation of the City of Springfield,       6/10 at 100.00       AAA  3,485,484
              Missouri, Leasehold Revenue Bonds, Jordan Valley Park
              Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured

       1,945 Springfield, Missouri, City Center Development Corporation,   6/12 at 100.00       Aaa  2,053,920
              Leasehold Revenue Bonds, Jordan Valley Park Exposition
              Center, Series 2002A, 5.000%, 6/01/27 - AMBAC Insured

       1,380 Springfield, Missouri, City Center Development Corporation,  11/11 at 100.00       Aaa  1,461,489
              Leasehold Revenue Bonds, Jordan Valley Park Parking Garage
              Project, Series 2002D, 5.000%, 11/01/22 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 10.8%

       5,750 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA  6,085,167
              Development Agency, Metrolink Cross County Extension
              Project, Mass Transit Sales Tax Appropriation Bonds,
              Series 2002B, 5.000%, 10/01/32 - FSA Insured

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA  2,069,800
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

       2,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00      Caa2    780,060
              Bonds, American Airlines, Inc. Project, 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 St. Louis, Missouri, Airport Revenue Bonds, Capital           7/07 at 101.00       AAA  1,027,180
              Improvement Program, Lambert-St. Louis International
              Airport, Series 1997B, 5.250%, 7/01/27 (Alternative
              Minimum Tax) - FGIC Insured

             St. Louis, Missouri, Airport Revenue Bonds, Airport
             Development Program, Series 2001A:
       5,000  5.000%, 7/01/26 - MBIA Insured                               7/11 at 100.00       AAA  5,248,950
       1,000  5.250%, 7/01/31 - MBIA Insured                               7/11 at 100.00       AAA  1,065,530

       1,500 St. Louis, Missouri, Airport Revenue Bonds, Capital           7/12 at 100.00       AAA  1,574,205
              Improvement Program, Series 2002A, 5.000%, 7/01/32 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Bonds, Series 2003A
             Refunding:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00       AAA  3,923,098
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00       AAA  1,121,850

             St. Louis Land Clearance for Redevelopment Authority,
             Missouri, Tax-Exempt Parking Facility Revenue Refunding and
             Improvement Bonds, LCRA Parking Facilities Project, Series
             1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R  1,090,650
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R  2,596,248

       2,250 St. Louis, Missouri, Parking Revenue Refunding Bonds,        12/06 at 102.00       AAA  2,497,342
              Series 1996, 5.375%, 12/15/21 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.1%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00   BBB+***  2,659,969
              Revenue Bonds, City Hall and Fire Station Improvement
              Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to
              11/01/06)

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa  2,905,380
              Revenue Bonds, Series 1983, 0.000%,12/01/14

         575 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA    645,961
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa    140,051
              Bonds, Series 1984, 0.000%, 3/01/16

       2,000 Jackson County, Missouri, Public Facilities Authority,       12/04 at 100.00       AAA  2,150,160
              Leasehold Revenue Refunding and Improvement Bonds, Capital
              Improvements Project, Series 1994, 6.125%, 12/01/15
              (Pre-refunded to 12/01/04) - MBIA Insured

       4,000 Kansas City, Missouri, General Improvement Airport Revenue    9/04 at 101.00       AAA  4,328,360
              Bonds, Series 1994B, 6.875%, 9/01/14 (Pre-refunded to
              9/01/04) - FSA Insured

----
34

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds, BJC Health
             System, Series 1994A:
    $  2,395  6.750%, 5/15/14                                                No Opt. Call    Aa3*** $  3,130,265
         650  6.500%, 5/15/20                                              5/04 at 102.00    Aa3***      693,050

       3,630 Health and Educational Facilities Authority of the State of   6/04 at 102.00     A1***    3,894,046
              Missouri, Educational Facilities Revenue Bonds, University
              of Health Sciences Project, Series 1994, 6.350%, 6/01/14
              (Pre-refunded to 6/01/04)

         600 Health and Educational Facilities Authority of the State of  10/04 at 101.00     A2***      647,610
              Missouri, Educational Facilities Revenue Bonds, St. Louis
              University High School, Series 1994, 6.350%, 10/01/14
              (Pre-refunded to 10/01/04)

         340 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa      369,267
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund Program - Multiple Participant
              Series, Series 1994B, 7.200%, 7/01/16 (Pre-refunded to
              7/01/04)

         750 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***      923,843
              Transportation Revenue Bonds, Series 2000B, 6.000%,
              7/01/39 (Pre-refunded to 7/01/10) - MBIA Insured

       1,000 Regional Convention and Sports Complex Authority, County of   8/03 at 100.00       AAA    1,012,430
              St. Louis, Missouri, Convention and Sports Facility
              Project Bonds, Series 1991B, 7.000%, 8/15/11 (Pre-refunded to 8/15/03)

         955 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       AAA      968,609
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)
----------------------------------------------------------------------------------------------------------------
             Utilities - 3.8%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA    2,864,064
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    1,080,340
              2002 Series II, 5.125%, 7/01/26 - FSA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, 1992         No Opt. Call       AAA    2,421,760
              Series, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA    3,782,561
              Bonds, 1996 Series, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.6%

       1,825 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,   1/12 at 100.00        AA    2,016,242
              2002 Series D-1, 5.375%, 1/01/22

       1,635 Missouri State Environmental Improvement and Energy           4/09 at 100.00        AA    1,819,788
              Resources Authority, Water Facilities Revenue Refunding
              Bonds, Tri-County Water Authority Project, Series 1999,
              6.000%, 4/01/22 - RAAI Insured

         545 State Environmental Improvement and Energy Resources         10/03 at 100.00       Aaa      547,665
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund, City of Springfield Project,
              Series 1990A, 7.000%, 10/01/10

         365 State Environmental Improvement and Energy Resources          7/03 at 101.00       Aaa      373,866
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund, Multi-Participant Program,
              Series 1992A, 6.550%, 7/01/14

         260 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa      281,078
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund Program - Multiple Participant
              Series, Series 1994B, 7.200%, 7/01/16

          98 Osceola, Missouri, Sewer System Revenue Refunding and        11/03 at 100.00       N/R       98,361
              Improvement Bonds, Series 1989, 8.000%, 11/01/09

             St. Charles County, Missouri, Public Water Supply District
             2, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00       Aaa      787,875
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00       Aaa    1,071,833
----------------------------------------------------------------------------------------------------------------
    $260,662 Total Long-Term Investments (cost $248,426,023) - 99.0%                                 266,972,827
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                      2,805,133

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $269,777,960

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
35

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.8%

    $ 12,955 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002
              Refunding, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.2%

       2,000 Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,
              Series 2002, 5.000%, 10/01/28 - AMBAC Insured

       3,500 Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,
              5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

       1,200 Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,
              Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,
              5.375%, 5/15/22 - MBIA Insured

       1,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,
              Series 2000, 5.500%, 12/01/30 - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
             Series 2001:
       1,200  5.500%, 12/01/21
       2,000  5.000%, 12/01/26

         910 Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University
              Project, Series 1990B, 6.500%, 10/01/20

       3,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University
              Project, Series 2002B, 5.500%, 10/01/22

             University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
       1,500  5.750%, 6/01/18 - FGIC Insured
       1,520  5.750%, 6/01/19 - FGIC Insured
       2,000  5.250%, 6/01/24 - FGIC Insured

       4,250 University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

      10,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,
              Summa Health System Project, Series 1998A, 5.375%, 11/15/24

      11,900 Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,
              Series 1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System
              Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

       4,400 Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,
              6.000%, 1/01/32

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,
              5.625%, 8/15/32

             Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
             Series 1996A:
       1,575  5.750%, 11/01/15
       5,275  5.875%, 11/01/25

             Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
         965  5.800%, 6/01/16
       2,000  5.875%, 6/01/21

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,
              Series 1995, 5.375%, 11/01/21 - AMBAC Insured

       2,000 Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,
              Series 1996, 6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,
              5.800%, 12/01/14 - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.8%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002              5/12 at 100.00        A-
 Refunding, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.2%

Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,                10/13 at 100.00       Aaa
 Series 2002, 5.000%, 10/01/28 - AMBAC Insured

Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,             6/07 at 102.00       AAA
 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,            9/06 at 101.00       Ba1
 Series 1996, 6.125%, 9/01/16

Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,   5/07 at 102.00       AAA
 5.375%, 5/15/22 - MBIA Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,            12/10 at 101.00       AAA
 Series 2000, 5.500%, 12/01/30 - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
Series 2001:
 5.500%, 12/01/21                                                                                     12/11 at 100.00      Baa1
 5.000%, 12/01/26                                                                                     12/11 at 100.00      Baa1

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University             No Opt. Call        AA
 Project, Series 1990B, 6.500%, 10/01/20

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University          10/12 at 100.00        AA
 Project, Series 2002B, 5.500%, 10/01/22

University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
 5.750%, 6/01/18 - FGIC Insured                                                                        6/11 at 101.00       AAA
 5.750%, 6/01/19 - FGIC Insured                                                                        6/11 at 101.00       AAA
 5.250%, 6/01/24 - FGIC Insured                                                                        6/11 at 101.00       AAA

University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured   6/07 at 100.00       AAA
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,      11/09 at 101.00      Baa1
 Summa Health System Project, Series 1998A, 5.375%, 11/15/24

Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,                  2/09 at 101.00        A-
 Series 1999, 6.125%, 2/15/24

Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System             2/07 at 102.00       AAA
 Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,           7/13 at 100.00        A1
 6.000%, 1/01/32

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,  8/12 at 101.00         A
 5.625%, 8/15/32

Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
Series 1996A:
 5.750%, 11/01/15                                                                                     11/06 at 101.00       Aa2
 5.875%, 11/01/25                                                                                     11/06 at 101.00       Aa2

Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
 5.800%, 6/01/16                                                                                       6/06 at 102.00       AA-
 5.875%, 6/01/21                                                                                       6/06 at 102.00       AA-

Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,         11/05 at 102.00       AAA
 Series 1995, 5.375%, 11/01/21 - AMBAC Insured

Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,              5/06 at 102.00      BBB+
 Series 1996, 6.375%, 5/15/11

Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,                     12/04 at 102.00       AAA
 5.800%, 12/01/14 - AMBAC Insured

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.8%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002             $11,372,676
 Refunding, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.2%

Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,                  2,119,320
 Series 2002, 5.000%, 10/01/28 - AMBAC Insured

Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,              3,719,555
 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,             1,223,196
 Series 1996, 6.125%, 9/01/16

Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,    5,510,700
 5.375%, 5/15/22 - MBIA Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,              1,107,670
 Series 2000, 5.500%, 12/01/30 - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
Series 2001:
 5.500%, 12/01/21                                                                                       1,286,196
 5.000%, 12/01/26                                                                                       2,035,340

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University            1,205,359
 Project, Series 1990B, 6.500%, 10/01/20

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University            3,378,690
 Project, Series 2002B, 5.500%, 10/01/22

University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
 5.750%, 6/01/18 - FGIC Insured                                                                         1,743,450
 5.750%, 6/01/19 - FGIC Insured                                                                         1,757,485
 5.250%, 6/01/24 - FGIC Insured                                                                         2,170,740

University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured    4,693,912
------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,        9,285,100
 Summa Health System Project, Series 1998A, 5.375%, 11/15/24

Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,                  12,634,230
 Series 1999, 6.125%, 2/15/24

Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System              1,125,550
 Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,            4,790,500
 6.000%, 1/01/32

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,   2,622,500
 5.625%, 8/15/32

Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
Series 1996A:
 5.750%, 11/01/15                                                                                       1,680,399
 5.875%, 11/01/25                                                                                       5,521,132

Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
 5.800%, 6/01/16                                                                                        1,030,118
 5.875%, 6/01/21                                                                                        2,114,620

Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,           6,236,468
 Series 1995, 5.375%, 11/01/21 - AMBAC Insured

Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,               2,147,440
 Series 1996, 6.375%, 5/15/11

Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,                       1,349,312
 5.800%, 12/01/14 - AMBAC Insured

----
36

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

     $ 2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+ $ 2,107,840
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+   4,474,667
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00       AAA   4,604,680
              Refunding Bonds, Southwest General Health Center Project,
              Series 1995, 5.625%, 8/15/15 - FSA Insured

             Montgomery County, Ohio, Hospital Facilities Revenue
              Refunding and Improvement Bonds, Kettering Medical Center,
              Series 1996:
       1,500  5.625%, 4/01/16 - MBIA Insured                               4/06 at 102.00       AAA   1,669,530
       7,000  6.250%, 4/01/20 - MBIA Insured                                 No Opt. Call       AAA   8,870,960

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00      BBB+  10,378,275
              Kettering Medical Center Network Obligated Group, Series
              1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00        AA  13,826,670
              Initiatives, Series 2001, 5.375%, 9/01/21

       1,250 Parma, Ohio, Hospital Revenue Refunding and Improvement      11/08 at 101.00        A-   1,304,050
              Bonds, Parma Community Hospital Association, Series 1998,
              5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-   2,169,600
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00        AA   1,246,992
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

       1,560 Butler County, Ohio, Multifamily Housing Revenue Bonds,       9/08 at 103.00       N/R   1,463,639
              Anthony Wayne Apartments Project, Series 1998, 6.500%,
              9/01/30 (Alternative Minimum Tax)

       1,120 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00       N/R   1,043,818
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, Mortgage Revenue Bonds, GNMA          10/07 at 103.00       Aaa  16,687,840
              Collateralized, Columbus Properties Project, Series 1997,
              5.600%, 4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, Multifamily Housing Mortgage Revenue   9/11 at 102.00       Aaa   3,228,309
              Bonds, GNMA Collateralized, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, Healthcare Facility Revenue Bonds, GNMA   8/09 at 102.00       AAA   2,962,651
              Collateralized, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation, Housing Mortgage Revenue            2/09 at 102.00       Aa2   6,813,948
              Refunding Bonds, FHA-Insured Mortgage Loans - Section 8
              Assisted Projects, Series 1999G, 5.950%, 2/01/23
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.0%

       2,490 Ohio Housing Finance Agency, Residential Mortgage Revenue     7/09 at 100.00       Aaa   2,614,799
              Bonds, Mortgage-Backed Securities Program, Fixed-Rate,
              1999 Series C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       4,255 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa   4,477,792
              Bonds, Mortgage-Backed Securities Program, 1996 Series
              B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       4,160 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa   4,377,818
              Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum
              Tax)

       5,290 Ohio Housing Finance Agency, Residential Mortgage Revenue     3/08 at 101.50       AAA   5,559,155
              Bonds, 1998 Series A-1, 5.300%, 9/01/19 (Alternative
              Minimum Tax) - FSA Insured

       1,425 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       Aaa   1,486,532
              bonds, GNMA Mortgage-Backed Securities Program, Series
              1994A-1, 6.100%, 9/01/14

       1,735 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       AAA   1,812,728
              Bonds, Series 1994B-1, 6.375%, 9/01/14

      10,135 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa  10,823,673
              Bonds, Series 1997A, Remarketed, 6.150%, 3/01/29
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,525 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R   2,560,754
              Revenue Bonds, Port of Cleveland Bond Fund, Series 1998A,
              5.375%, 5/15/18 (Alternative Minimum Tax)

----
37

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Industrials (continued)

             Ohio, Economic Development Revenue Bonds, Ohio Enterprise
             Bond Fund Loan, Series 2002-4:
      $  500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00        A- $   526,165
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00        A-     709,337

       1,020 Ohio, Economic Development Revenue Bonds, Ohio Enterprise       No Opt. Call        A-   1,092,930
              Bond Fund Loan, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,740 Cuyahoga County, Ohio, Industrial Development Revenue         8/03 at 101.00       AAA   1,782,421
              Refunding Bonds, University Health Care Center Project,
              FHA-Insured Mortgage, Series 1991, 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,  11/05 at 102.00       Aa2   3,338,681
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

         525 Franklin County, Ohio, Hospital Revenue Refunding Bonds,      8/03 at 100.50       N/R     531,431
              FHA-Insured Mortgage Loan, Worthington Christian Village
              Nursing Home, 7.000%, 8/01/16

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,  10/08 at 101.00      BBB+   1,163,300
              Twin Towers, Series 1998A, 5.125%, 10/01/23

         940 Marion County, Ohio, Healthcare Facilities Revenue           11/03 at 102.00      BBB-     964,177
              Refunding and Improvement Bonds, United Church Homes, Inc.
              Project, Series 1993, 6.375%, 11/15/10

         750 Marion County, Ohio, Healthcare Facilities Revenue           11/03 at 102.00      BBB-     766,380
              Refunding and Improvement Bonds, United Church Homes, Inc.
              Project, Series 1993, 6.300%, 11/15/15

       1,820 Napoleon, Ohio, Healthcare Facilities Mortgage Revenue        9/04 at 102.00       Aa2   1,920,682
              Refunding Bonds, Lutheran Orphans and Old Folks Home
              Society, Inc., FHA-Insured Project, Series 1994, 6.875%,
              8/01/23
---------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,650 Toledo Port Authority, Lucas County, Ohio, Port Facilities    9/03 at 101.00        A+   1,688,099
              Revenue Refunding Bonds, Cargill, Inc. Project, Series
              1992, 7.250%, 3/01/22
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.2%

             Ohio Valley School District, Counties of Adams and
             Highland, Ohio, School Improvement General Obligation
             Unlimited Tax Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call       AAA   7,963,380
       9,500  5.250%, 12/01/21 - MBIA Insured                             12/05 at 102.00       AAA  10,393,190

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA     411,630
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, 0.000%, 12/01/13 - FGIC Insured

       1,000 Aurora City School District, Ohio, General Obligation        12/05 at 102.00       AAA   1,118,430
              Unlimited Tax School Improvement Bonds, Series 1995,
              5.800%, 12/01/16 - FGIC Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00       Aaa     777,196
              Obligation Bonds, Construction and Improvement Bonds,
              Series 2000, 5.500%, 12/01/25 - FGIC Insured

       2,500 Buckeye Valley Local School District, Ohio, General             No Opt. Call       AAA   3,225,150
              Obligation Unlimited Tax School Improvement Bonds, Series
              1995A, 6.850%, 12/01/15 - MBIA Insured

             Butler County, Ohio, General Obligation Bonds, Series 2002:
       1,345  5.000%, 12/01/21 - MBIA Insured                             12/12 at 100.00       Aaa   1,460,024
       1,200  5.000%, 12/01/22 - MBIA Insured                             12/12 at 101.00       Aaa   1,294,080
       2,140  5.250%, 12/01/22                                            12/12 at 101.00       Aa3   2,361,747

       3,560 Canal Winchester Local School District, Franklin and         12/11 at 100.00       Aaa   3,745,476
              Fairfield Counties, Ohio, School Facilities Construction
              and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 -
              FGIC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                               No Opt. Call       N/R     137,394
         125  8.500%, 12/01/05                                               No Opt. Call       N/R     144,815
         125  8.500%, 12/01/06                                               No Opt. Call       N/R     150,765
         125  8.500%, 12/01/07                                               No Opt. Call       N/R     155,101
         125  8.500%, 12/01/08                                               No Opt. Call       N/R     159,249
         130  8.500%, 12/01/09                                               No Opt. Call       N/R     169,823

----
38

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Cincinnati City School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2001:
     $ 2,000  5.375%, 12/01/15 - MBIA Insured                             12/11 at 100.00       AAA $2,292,900
       6,745  5.375%, 12/01/16 - MBIA Insured                             12/11 at 100.00       AAA  7,700,632
       1,255  5.375%, 12/01/17 - MBIA Insured                             12/11 at 100.00       AAA  1,427,663

       3,805 Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00       AAA  4,176,368
              5.250%, 12/01/22 - MBIA Insured

             Columbus, Franklin County, Ohio, General Obligation Bonds,
             Series 1985:
         590  9.375%, 4/15/06                                                No Opt. Call       AAA    720,284
         500  9.375%, 4/15/07                                                No Opt. Call       AAA    639,010

       7,045 Columbus, Ohio, General Obligation Bonds, Various Purpose    11/10 at 101.00       AAA  8,006,290
              Unlimited Tax Bonds, Series 2000, 5.250%, 11/15/17

       1,300 Crawford County, Ohio, General Obligation Bonds, Series      12/12 at 100.00       AAA  1,397,708
              2002, 5.200%, 12/01/26 - AMBAC Insured

       1,000 Cuyahoga County, Ohio, General Obligation Various Purpose       No Opt. Call       AA+  1,189,340
              Refunding Bonds, Limited Tax Obligation, Series 1993B,
              5.250%, 10/01/13

       1,345 Cuyahoga County, Ohio, General Obligation Bonds, Limited        No Opt. Call       AA+  1,648,566
              Tax Obligation, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, General Obligation Limited Tax        12/10 at 100.00       AA+  6,861,444
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16

         750 Defiance, Ohio, Waterworks System Improvement Bonds, Series  12/04 at 102.00       AAA    815,933
              1994, 6.200%, 12/01/20 - MBIA Insured

             Delaware City School District, Delaware County, Ohio,
             School Facilities Construction and Improvement Bonds,
             General Obligation Unlimited Tax, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call       AAA    791,790
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call       AAA    751,520

       1,000 Evergreen Local School District, Ohio, General Obligation    12/09 at 101.00       Aaa  1,129,930
              Unlimited Tax School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 - FGIC Insured

       4,040 Franklin County, Ohio, Refunding Bonds, General Obligation   12/08 at 102.00       AAA  4,596,187
              Limited Tax Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa  1,146,390
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, General Obligation Limited Tax, Sewer   12/05 at 102.00       Aa2    485,121
              District Improvement Bonds, Bainbridge Water Project,
              6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA  1,115,900
              Ohio, School Facilities Construction and Improvement
              Bonds, General Obligation Unlimited Tax, Series 1995,
              6.100%, 12/01/19

       3,000 Granville Exempt Village School District, General            12/11 at 100.00       Aa3  3,282,510
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       1,200 Heath City School District, Licking County, Ohio, School     12/10 at 100.00       Aaa  1,329,288
              Improvement Bonds, General Obligation Unlimited Tax,
              Series 2000A, 5.500%, 12/01/27 - FGIC Insured

       2,500 Highland Local School District, Morrow and Delaware          12/11 at 100.00       Aaa  2,639,025
              Counties, Ohio, General Obligation Bonds, Series 2001,
              5.000%, 12/01/26 - FSA Insured

       1,000 Huron County, Ohio, Correctional Facility Bonds, General     12/07 at 102.00       AAA  1,163,910
              Obligation Limited Tax, 5.850%, 12/01/16 - MBIA Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00       Aaa  1,359,256
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,070 Kettering, Ohio, General Obligation Limited Tax Bonds,        6/03 at 101.00       Aa3  1,085,387
              Series 1991, 6.650%, 12/01/12

       1,000 Kettering City School District, Montgomery County, Ohio,     12/05 at 101.00       AAA  1,087,670
              General Obligation Bonds, Series 1994, 5.250%, 12/01/22 -
              FGIC Insured

         555 Lake County, Ohio, Sewer District Limited Tax Improvement       No Opt. Call       Aa2    657,103
              Bonds, Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa2  1,608,782
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio, General    6/11 at 100.00       Aaa  3,593,110
              Obligation Unlimited Tax School Improvement and Refunding
              Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured

----
39

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Logan County, Ohio, General Obligation Bonds, Series 1986:
      $  155  7.750%, 12/01/03                                               No Opt. Call        A+ $  160,138
         155  7.750%, 12/01/04                                               No Opt. Call        A+    170,038
         155  7.750%, 12/01/05                                               No Opt. Call        A+    179,253
         155  7.750%, 12/01/06                                               No Opt. Call        A+    186,998

         345 Lucas County, Ohio, General Obligation Bonds, Various         6/03 at 102.00        A1    357,558
              Improvements, Series 1992, 6.650%, 12/01/12

       1,000 Lucas County, Ohio, General Obligation Bonds, Series         12/05 at 102.00       AAA  1,107,620
              1995-1, 5.400%, 12/01/15 - AMBAC Insured

       1,750 Medina City School District, Medina County, Ohio, School     12/09 at 100.00       AAA  1,880,690
              Building Construction Bonds, General Obligation Unlimited
              Tax, Series 1999, 5.250%, 12/01/28 - FGIC Insured

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call       Aaa  1,562,591
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

             North Royalton City School District, Ohio, School
             Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 - MBIA Insured                             12/09 at 102.00       AAA  2,645,302
       2,400  6.100%, 12/01/19 - MBIA Insured                             12/09 at 102.00       AAA  2,877,720

       1,000 Ohio Full Faith and Credit, General Obligation                  No Opt. Call       AA+  1,216,080
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

       5,000 Ohio, General Obligation Higher Education Bonds, Series         No Opt. Call       AA+  6,018,050
              2002C Refunding, 5.500%, 11/01/12

       1,315 Ohio, General Obligation Higher Education Bonds, Series       5/13 at 100.00       AA+  1,406,748
              2003A, 5.000%, 5/01/23 (WI, settling 6/05/03)

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA  4,230,859
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

         500 Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call       AAA    375,760
              General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
              AMBAC Insured

       1,000 Revere Local School District, Ohio, School Improvement       12/03 at 102.00       AAA  1,042,250
              Bonds, General Obligation Unlimited Tax, Series 1993,
              6.000%, 12/01/16 - AMBAC Insured

       3,500 Board of Education of Springfield City School District,      12/11 at 102.00       Aaa  3,827,845
              Clark County, Ohio, General Obligation Bonds, Series 2001,
              5.200%, 12/01/23 - FGIC Insured

       2,340 Stow, Ohio, Safety Center Construction Bonds, General        12/05 at 102.00        A1  2,501,577
              Obligation Limited Tax, Series 1995, 6.200%, 12/01/20

          30 Strongsville, Ohio, Various Purpose Improvement Bonds,       12/06 at 102.00       Aa2     34,373
              General Obligation Limited Tax, Series 1996,
              5.950%, 12/01/21

       1,315 Summit County, Ohio, General Obligation Bonds, Series 2002R     No Opt. Call       AAA  1,574,029
              Refunding, 5.500%, 12/01/21 - FGIC Insured

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa  2,420,599
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24 - FGIC Insured

         540 Trumbull County, Ohio, General Obligation Sewer Bonds,       12/04 at 102.00       AAA    588,389
              Series 1994, 6.200%, 12/01/14 - AMBAC Insured

       1,910 Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00       Aa3  2,160,095
              5.850%, 12/01/21

       4,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA  4,205,040
              Counties, Ohio, General Obligation Various Purpose Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured

         300 Youngstown, Ohio, General Obligation Bonds, Limited Tax,     12/04 at 102.00       AAA    326,409
              Series 1994, 6.125%, 12/01/14 - MBIA Insured

       2,000 Zanesville City School District, Muskingum County, Ohio,     12/12 at 101.00       AAA  2,135,000
              General Obligation Bonds, Series 2002,
              5.050%, 12/01/29--MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.8%

       6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00       AAA  6,757,884
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,000 Deerfield Township, Ohio, Tax Increment Revenue Notes,       12/11 at 101.00       Aaa  1,059,340
              Series 2001B, 5.000%, 12/01/25 - MBIA Insured

----
40

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 1,210 Groveport, Ohio, Income Tax Receipts Bonds, Special          12/12 at 100.00       Aaa $ 1,299,431
              Obligation, Series 2002, 5.000%, 12/01/22 - MBIA Insured

       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa     948,750
              B, Series 2000, 0.000%, 12/01/28 - AMBAC Insured

       1,000 Hamilton, Butler County, Ohio, One Renaissance Center        11/11 at 101.00       Aaa   1,142,750
              Acquisition, General Obligation Limited Tax Bonds, Series
              2001, 5.375%, 11/01/17 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA   1,719,378
              Revenue Bonds, Series 2001B Refunding, 5.500%, 10/01/16 -
              AMBAC Insured

       8,140 Ohio Higher Education, Capital Facilities Bonds, Series       2/11 at 100.00       AA+   8,824,167
              2001A-II, 5.000%, 2/01/20

       1,050 Ohio Building Authority, State Facilities Bonds,              4/12 at 100.00       AAA   1,123,017
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       1,030 Ohio Department of Transportation, Certificates of           10/03 at 101.00       AAA   1,044,667
              Participation, Panhandle Rail Line Project, Series 1992A,
              6.500%, 4/15/12 - FSA Insured

      11,700 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA  15,181,218
              Revenue Bonds, Reset Option Long Certificates, Series
              1996YII-R-66, 8.100%, 1/01/13 (IF)

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call       AAA   9,165,677
              Bonds, Reset Option Long Trust Certificates, Series
              1993L-II-R-56, 8.100%, 7/01/18 (IF)
---------------------------------------------------------------------------------------------------------------
             Transportation - 5.5%

             Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A:
       5,000  5.250%, 1/01/16 - FSA Insured                                1/10 at 101.00       AAA   5,556,600
       5,000  5.000%, 1/01/31 - FSA Insured                                1/10 at 101.00       AAA   5,212,800

       7,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       BB+   5,987,460
              Series 1998A (Emery Air Freight Corporation and Emery
              Worldwide Airlines, Inc. - Guarantors), 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Turnpike Revenue Refunding Bonds,     No Opt. Call       AA-   6,901,600
              Residual Option Longs, Series 1998A-II-R-51, 8.050%,
              2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Turnpike Revenue Bonds, Residual      No Opt. Call       Aaa  10,512,750
              Option Longs, Series 2001II-R-75, 8.050%, 2/15/12 (IF)
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6%

       3,955 Akron, Ohio, Various Purpose Improvement Bonds, General      12/04 at 102.00       AAA   4,366,518
              Obligation Limited Tax, Series 1994, 6.750%, 12/01/14
              (Pre-refunded to 12/01/04) - MBIA Insured

         730 Athens County, Ohio, Sanitary Sewer System Mortgage Revenue  12/09 at 100.00    N/R***     897,331
              Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded to
              12/01/09)

       2,905 Board of Education, Batavia Local School District, Clermont  12/05 at 102.00       AAA   3,326,457
              County, Ohio, School Improvement Bonds, Unlimited Tax Bank
              Qualified, Series 1995, 6.300%, 12/01/22 (Pre-refunded to
              12/01/05) - MBIA Insured

       4,745 Cleveland, Ohio, Various Purpose General Obligation Bonds,   11/04 at 102.00       AAA   5,219,168
              Series 1994, 6.625%, 11/15/14 (Pre-refunded to 11/15/04) -
              MBIA Insured

             Cleveland, Ohio, Waterworks Improvement and Refunding
             Revenue Bonds, 1st Mortgage, Series 1996H:
       2,280  5.750%, 1/01/21 (Pre-refunded to 1/01/06) - MBIA Insured     1/06 at 102.00       AAA   2,577,814
       5,795  5.750%, 1/01/26 (Pre-refunded to 1/01/06) - MBIA Insured     1/06 at 102.00       AAA   6,551,943

         550 Columbiana County, Ohio, County Jail Facilities              12/04 at 102.00     AA***     606,265
              Construction Bonds, General Obligation Unlimited Tax,
              Series 1994, 6.600%, 12/01/17 (Pre-refunded to 12/01/04) -
              RAAI Insured

             Cuyahoga County, Ohio, Hospital Revenue Bonds, Meridia
             Health System, Series 1995:
         250  6.250%, 8/15/14 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA     282,480
       5,500  6.250%, 8/15/24 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA   6,214,560

       1,000 Lakeview Local School District, Trumbull County, Ohio,       12/04 at 102.00       AAA   1,106,920
              General Obligation Bonds, Series 1994, 6.900%, 12/01/14
              (Pre-refunded to 12/01/04) - AMBAC Insured

       1,000 Lakota Local School District, Butler County, Ohio, School    12/05 at 100.00       AAA   1,120,570
              Improvement Bonds, General Obligation Unlimited Tax,
              Series 1994, 6.125%, 12/01/17 (Pre-refunded to 12/01/05) -
              AMBAC Insured

----
41

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,405 Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland     11/03 at 101.00     A1*** $ 1,441,249
              Community Hospital, Inc., Series 1992, 6.500%, 11/15/12

      11,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***  12,845,250
              Franciscan Medical Center Dayton Campus Issue, Series
              1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
             Bonds, Series 1985B:
       6,460  0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured      1/11 at 67.04       AAA   3,358,942
       5,700  0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured      7/11 at 70.48       AAA   3,060,501

             State of Ohio, Full Faith and Credit General Obligation
             Infrastructure Improvement Bonds, Series 1995:
         750  6.200%, 8/01/13 (Pre-refunded to 8/01/05)                    8/05 at 102.00    AA+***     845,333
       2,000  6.200%, 8/01/14 (Pre-refunded to 8/01/05)                    8/05 at 102.00    AA+***   2,254,220

       1,500 Ohio Building Authority, State Facilities Bonds, Juvenile    10/04 at 102.00       AAA   1,639,185
              Correctional Building Fund Projects, Series 1994A, 6.600%,
              10/01/14 (Pre-refunded to 10/01/04) - AMBAC Insured

       2,025 Ohio Higher Educational Facilities Commission, Revenue       12/03 at 102.00       AAA   2,122,139
              Bonds, University of Dayton Project, Series 1992, 6.600%,
              12/01/17 (Pre-refunded to 12/01/03) - FGIC Insured

       5,065 Ohio Water Development Authority, Pure Water Development        No Opt. Call       AAA   6,191,912
              Revenue Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC
              Insured

       2,840 Strongsville, Ohio, Various Purpose Improvement Bonds,       12/06 at 102.00    Aa2***   3,318,767
              General Obligation Limited Tax, Series 1996, 5.950%,
              12/01/21 (Pre-refunded to 12/01/06)

       1,000 Woodridge Local School District, Ohio, General Obligation    12/04 at 102.00       AAA   1,093,060
              Bonds, Series 1994, 6.000%, 12/01/19 (Pre-refunded to
              12/01/04) - AMBAC Insured

       1,230 Youngstown State University, Ohio, General Receipts Bonds,   12/04 at 102.00       AAA   1,346,764
              Series 1994, 6.000%, 12/15/16 (Pre-refunded to 12/15/04) -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Utilities - 9.5%

       1,535 Cleveland, Ohio, Public Power System First Mortgage Revenue     No Opt. Call       AAA   1,054,775
              Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured

       2,500 Cleveland, Ohio, Public Power System, First Mortgage         11/06 at 102.00       AAA   2,630,050
              Revenue Refunding Bonds, Series 1996, Subseries 1, 5.000%,
              11/15/24 - MBIA Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00       AAA     650,298
              Series 2001, 5.500%, 12/01/17 - AMBAC Insured

       3,695 Ohio Municipal Electric Generation Agency, American           8/03 at 102.00       AAA   3,779,320
              Municipal Power Ohio, Inc., Series 1993, 5.375%, 2/15/24 -
              AMBAC Insured

             Ohio Air Quality Development Authority, Revenue Bonds,
             Columbus Southern Power Company Project, Series 1985A:
       1,750  6.375%, 12/01/20 - FGIC Insured                              6/03 at 102.00       AAA   1,792,053
       4,500  6.250%, 12/01/20                                             6/03 at 102.00        A3   4,588,020

      12,000 Ohio Air Quality Development Authority, Air Quality           9/05 at 102.00        A3  12,254,880
              Development Revenue Refunding Bonds, Dayton Power and
              Light Company Project, Series 1995, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Air Quality           4/07 at 102.00       AAA   5,510,100
              Development Revenue Bonds, MG Funding LLP Project, Series
              1997, 5.625%, 1/01/23 (Alternative Minimum Tax) - AMBAC
              Insured

         500 Ohio Water Development Authority, Collateralized Water        8/03 at 101.00        A2     509,760
              Development Revenue Refunding Bonds, Dayton Power and
              Light Company Project, Series 1992A, 6.400%, 8/15/27

      21,850 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R  20,379,058
              Revenue Bonds, Bay Shore Power Project, Convertible Series
              1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-     859,128
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,500 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa2   4,752,090
              Environmental Control Facilities Financing Authority,
              Cogeneration Facility Revenue Bonds, Series 2000A, 6.625%,
              6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.2%

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA   3,282,630
              1996, 5.250%, 12/01/21 - AMBAC Insured

----
42

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00       AA+ $  2,115,460
              5.000%, 12/01/23

             Cincinnati, Ohio, Water System Revenue Bonds, ROLS RR
             II-R212,1-3, Series 2003:
       1,300  7.150%, 12/01/11 (IF)                                        6/11 at 100.00       AAA    1,871,285
       1,640  7.150%, 12/01/12 (IF)                                        6/11 at 100.00       AAA    2,311,875
         550  7.180%, 12/01/13 (IF)                                        6/11 at 100.00       AAA      760,342

      10,000 Cleveland, Ohio, Waterworks Improvement First Mortgage          No Opt. Call       AAA   11,831,900
              Refunding Revenue Bonds, Series 1993G, 5.500%, 1/01/21 -
              MBIA Insured

       1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA    1,875,664
              1996, 6.125%, 12/01/21 - FGIC Insured

       4,260 Ohio Water Development Authority, Water Development Revenue  12/07 at 102.00       AAA    4,668,577
              Bonds, Community Assistance Program, Series 1997, 5.375%,
              12/01/24 - AMBAC Insured

       2,000 Ohio Water Development Authority, Fresh Water Development     6/08 at 101.00       AAA    2,137,580
              Revenue Bonds, Series 1998, 5.125%, 12/01/23 - AMBAC
              Insured

         750 Toledo, Ohio, Sewer System Revenue Mortgage Bonds, Series    11/04 at 102.00       AAA      816,600
              1994, 6.350%, 11/15/17 - AMBAC Insured

         500 Toledo, Ohio, Waterworks Revenue Refunding Mortgage Bonds,   11/04 at 102.00       AAA      544,960
              Series 1994, 6.450%, 11/15/24 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
    $570,890 Total Long-Term Investments (cost $558,581,353) - 99.1%                                 613,670,701
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                      5,808,290

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $619,478,991

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.0%

     $   475 Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,
              Series 1998, 5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,
              Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         500 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002
              Refunding, 4.350%, 11/01/18 - XLCA Insured

         370 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/29

         200 Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
              5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
              Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 4.2%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
              6.250%, 7/01/24 - MBIA Insured

         450 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
              Series 1995A, 5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
              6.500%, 11/15/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.8%

             Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
             Apartments Project, Series 1994:
          25  5.900%, 7/01/12
          50  5.950%, 7/01/13
          50  6.000%, 7/01/14

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa
              Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,
              GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

       1,000 Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding
              Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured
              FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
              (Alternative Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore
              Apartments, Series 1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,
              Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
             Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)
         750  6.000%, 12/01/31 (Alternative Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.0%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,         4/08 at 100.00       Aa1
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,              11/06 at 102.00       AA-
 Fluno Center Project, Series 1998A, 5.000%, 11/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002         11/12 at 100.00       AAA
 Refunding, 4.350%, 11/01/18 - XLCA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,  9/11 at 100.00       BBB
 Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   12/12 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 4.2%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/24 - MBIA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    8/05 at 101.50       AAA
 Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
 Series 1995A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   11/10 at 101.00        AA
 Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.8%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
Apartments Project, Series 1994:
 5.900%, 7/01/12                                                                                       7/03 at 101.00       N/R
 5.950%, 7/01/13                                                                                       7/03 at 101.00       N/R
 6.000%, 7/01/14                                                                                       7/03 at 101.00       N/R

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa      5/08 at 102.00       N/R
 Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,         1/12 at 102.00       N/R
 GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding               9/06 at 102.00       AAA
 Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured            8/07 at 102.00       N/R
 FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
 (Alternative Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore                 5/06 at 102.00       AAA
 Apartments, Series 1998A, 5.100%, 11/20/26

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,         9/05 at 102.00       N/R
 Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                           12/06 at 102.00       AAA
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                           12/06 at 102.00       AAA

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.0%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,        $      491,886
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,                     535,915
 Fluno Center Project, Series 1998A, 5.000%, 11/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002                520,185
 Refunding, 4.350%, 11/01/18 - XLCA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          381,692
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,        211,432
 Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        1,049,220
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------
Healthcare - 4.2%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          539,890
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/24 - MBIA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          497,295
 Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
 Series 1995A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        1,171,150
 Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.8%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
Apartments Project, Series 1994:
 5.900%, 7/01/12                                                                                              25,062
 5.950%, 7/01/13                                                                                              50,077
 6.000%, 7/01/14                                                                                              50,051

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa            719,483
 Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,               597,320
 GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding                   1,031,900
 Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured                  207,374
 FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
 (Alternative Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore                       512,710
 Apartments, Series 1998A, 5.100%, 11/20/26

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,               311,352
 Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                                  367,441
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                                  784,223

----
44

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

      $  190 Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds, Affordable       4/05 at 102.00
              Housing Mortgage Subsidy Program, Portfolio I, Series 1995, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          90 Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds, GNMA      3/05 at 102.00
              Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.6%

         300 Menomonee Falls Community Development Authority, Wisconsin, Development Revenue Bonds, Herker       9/03 at 101.00
              Industries, Inc. Project, Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.1%

       1,120 Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Arboretum           12/03 at 102.00
              Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 1.5%

       1,000 Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James        No Opt. Call
              Project, Series 1999, 5.600%, 5/01/19
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

         250 Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                       11/03 at 102.00
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 46.1%

       1,500 Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,         6/12 at 100.00
              Series 2002 Refunding, 5.150%, 6/01/29

       1,500 Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,               6/06 at 100.00
              Series 1995, 6.000%, 6/01/11

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B,      2/08 at 100.00
              5.100%, 2/01/18

         100 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue           10/11 at 100.00
              Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19

         350 Green Bay-Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds,  2/11 at 100.00
              Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project,
             Series 1999A:
       1,300  5.250%, 6/01/24                                                                                    6/09 at 100.00
       1,650  5.100%, 6/01/29                                                                                    6/09 at 100.00

         500 Jackson Community Development Authority, Wisconsin, Community Development Revenue Refunding        12/09 at 100.00
              Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace             3/12 at 100.00
              Project, Series 2002 Refunding, 4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin, Revenue Refunding Bonds, 2430 West Wisconsin
             Avenue Project and 1600 North Martin Luther King Jr. Drive Project, Series 2003:
         500  3.500%, 3/01/13 - FSA Insured                                                                      3/10 at 100.00
         500  3.600%, 3/01/14 - FSA Insured                                                                      3/10 at 100.00

             Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds, Summerfest Project,
             Series 2001:
         400  4.850%, 8/01/17                                                                                    8/11 at 100.00
       1,000  4.950%, 8/01/20                                                                                    8/11 at 100.00

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee Public School                8/12 at 100.00
              Neighborhood Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured

                                                                                                                 Market
Description                                                                                        Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 0.6%

Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds, Affordable            AAA $  198,803
 Housing Mortgage Subsidy Program, Portfolio I, Series 1995, 6.250%, 4/01/29 (Alternative
 Minimum Tax)

Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds, GNMA           AAA     94,008
 Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Industrials - 0.6%

Menomonee Falls Community Development Authority, Wisconsin, Development Revenue Bonds, Herker            N/R    303,435
 Industries, Inc. Project, Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.1%

Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Arboretum                 N/R  1,128,658
 Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
-----------------------------------------------------------------------------------------------------------------------
Materials - 1.5%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James           Ba2    789,020
 Project, Series 1999, 5.600%, 5/01/19
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 0.5%

Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                               B    247,028
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 46.1%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,              Aa2  1,600,230
 Series 2002 Refunding, 5.150%, 6/01/29

Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,                    N/R  1,635,240
 Series 1995, 6.000%, 6/01/11

De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B,           N/R  1,035,380
 5.100%, 2/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                  A2    108,055
 Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19

Green Bay-Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds,       AAA    383,649
 Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured

Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project,
Series 1999A:
 5.250%, 6/01/24                                                                                        Aa2  1,405,326
 5.100%, 6/01/29                                                                                        Aa2  1,721,841

Jackson Community Development Authority, Wisconsin, Community Development Revenue Refunding              N/R    504,210
 Bonds, Series 1999, 5.100%, 12/01/17

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                  Aa2    978,845
 Project, Series 2002 Refunding, 4.375%, 3/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Refunding Bonds, 2430 West Wisconsin
Avenue Project and 1600 North Martin Luther King Jr. Drive Project, Series 2003:
 3.500%, 3/01/13 - FSA Insured                                                                          Aaa    508,175
 3.600%, 3/01/14 - FSA Insured                                                                          Aaa    505,245

Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds, Summerfest Project,
Series 2001:
 4.850%, 8/01/17                                                                                          A    429,328
 4.950%, 8/01/20                                                                                          A  1,063,660

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee Public School                     AAA  2,118,160
 Neighborhood Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured

----
45

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 2,500 Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of
              Puerto Rico, Series 1993L, 5.500%, 7/01/21

         200 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,
              6.000%, 8/01/26

             Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
             Health Center Project, Series 1994:
         150  5.300%, 12/01/17
         195  5.300%, 12/01/18
         395  5.300%, 12/01/19

             Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
             Series 1998A:
       1,100  5.500%, 12/15/18 - MBIA Insured
         500  5.500%, 12/15/26 - MBIA Insured

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,
              Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan
              Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease
              Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

             Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
       1,020  5.250%, 12/15/16 - FSA Insured
       1,000  5.250%, 12/15/23 - FSA Insured
         705  5.250%, 12/15/27 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 0.4%

         500 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series
              1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 23.7%

             Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
             Series 1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)

         460 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,
              7/01/20 (Pre-refunded to 7/01/10)

       1,500 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue
              Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

         300 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace
              Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

       2,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
         250  5.375%, 10/01/16
         750  5.500%, 10/01/20

             Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
         115  6.000%, 7/01/16 (Pre-refunded to 7/01/04)
         145  6.375%, 7/01/24 (Pre-refunded to 7/01/04)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of        No Opt. Call        A-
 Puerto Rico, Series 1993L, 5.500%, 7/01/21

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,                   No Opt. Call      BBB+
 6.000%, 8/01/26

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
Health Center Project, Series 1994:
 5.300%, 12/01/17                                                                                     12/04 at 100.00        A1
 5.300%, 12/01/18                                                                                     12/04 at 100.00        A1
 5.300%, 12/01/19                                                                                     12/04 at 100.00        A1

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
Series 1998A:
 5.500%, 12/15/18 - MBIA Insured                                                                         No Opt. Call       AAA
 5.500%, 12/15/26 - MBIA Insured                                                                         No Opt. Call       AAA

Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,         10/08 at 100.00       N/R
 Series 1998A, 5.200%, 10/01/21

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan    10/08 at 101.00      BBB-
 Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease          12/07 at 100.00       AAA
 Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
 5.250%, 12/15/16 - FSA Insured                                                                          No Opt. Call       AAA
 5.250%, 12/15/23 - FSA Insured                                                                          No Opt. Call       AAA
 5.250%, 12/15/27 - FSA Insured                                                                          No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series  6/06 at 102.00      Caa2
 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 23.7%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
Series 1999A:
 5.700%, 6/01/24 (Pre-refunded to 6/01/09)                                                             6/09 at 100.00    Aa2***
 5.800%, 6/01/29 (Pre-refunded to 6/01/09)                                                             6/09 at 100.00    Aa2***

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,     7/10 at 100.00       AAA
 7/01/20 (Pre-refunded to 7/01/10)

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                9/08 at 100.00    N/R***
 Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                 3/05 at 100.00    Aa2***
 Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,           7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
 5.375%, 10/01/16                                                                                     10/10 at 101.00       AAA
 5.500%, 10/01/20                                                                                     10/10 at 101.00       AAA

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
 6.000%, 7/01/16 (Pre-refunded to 7/01/04)                                                             7/04 at 102.00     A-***
 6.375%, 7/01/24 (Pre-refunded to 7/01/04)                                                             7/04 at 102.00       AAA

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of     $2,828,675
 Puerto Rico, Series 1993L, 5.500%, 7/01/21

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,                   241,410
 6.000%, 8/01/26

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
Health Center Project, Series 1994:
 5.300%, 12/01/17                                                                                        151,722
 5.300%, 12/01/18                                                                                        196,958
 5.300%, 12/01/19                                                                                        398,452

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
Series 1998A:
 5.500%, 12/15/18 - MBIA Insured                                                                       1,324,433
 5.500%, 12/15/26 - MBIA Insured                                                                         594,490

Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,            389,235
 Series 1998A, 5.200%, 10/01/21

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan       619,944
 Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease             568,735
 Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
 5.250%, 12/15/16 - FSA Insured                                                                        1,208,149
 5.250%, 12/15/23 - FSA Insured                                                                        1,154,820
 5.250%, 12/15/27 - FSA Insured                                                                          813,542
-----------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series    195,015
 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 23.7%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
Series 1999A:
 5.700%, 6/01/24 (Pre-refunded to 6/01/09)                                                             2,374,800
 5.800%, 6/01/29 (Pre-refunded to 6/01/09)                                                               835,079

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,       516,769
 7/01/20 (Pre-refunded to 7/01/10)

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                1,715,835
 Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                   325,863
 Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,           2,528,060
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
 5.375%, 10/01/16                                                                                        288,408
 5.500%, 10/01/20                                                                                        863,175

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
 6.000%, 7/01/16 (Pre-refunded to 7/01/04)                                                               123,438
 6.375%, 7/01/24 (Pre-refunded to 7/01/04)                                                               156,240

----
46

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $   600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA $   693,504
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07) - MBIA Insured

       1,000 Southeast Wisconsin Professional Baseball Park District,     12/04 at 100.00       AAA   1,076,459
              Sales Tax Revenue Bonds, Series 1999, 6.100%, 12/15/29
              (Pre-refunded to 12/15/04) - MBIA Insured

       1,000 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA   1,150,479
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre- refunded to
              12/15/06)
---------------------------------------------------------------------------------------------------------------
             Utilities - 1.1%

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA     572,484
              2002 Series II, 5.375%, 7/01/19 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
     $46,735 Total Long-Term Investments (cost $46,738,046) - 95.6%                                  50,720,127
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 4.4%                                                     2,311,872

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $53,031,999

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
47

Statement of Assets and Liabilities
May 31, 2003

                                               Kansas      Kentucky     Michigan     Missouri         Ohio   Wisconsin
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $128,986,770,
 $460,279,572, $254,778,714,
 $248,426,023, $558,581,353 and
 $46,738,046, respectively)              $138,481,573  $491,823,810 $280,000,897 $266,972,827 $613,670,701 $50,720,127
Cash                                        1,055,163       543,151    2,022,234           --           --     847,810
Receivables:
 Interest                                   2,270,618     6,374,571    3,458,303    4,168,200   10,427,323     932,817
 Investments sold                             715,068     4,986,043    1,135,000    1,005,784      504,500     704,000
 Shares sold                                  489,972     1,290,165      453,707       66,169      668,121      77,626
Other assets                                      125        21,101       13,180          198       27,902         321
----------------------------------------------------------------------------------------------------------------------
   Total assets                           143,012,519   505,038,841  287,083,321  272,213,178  625,298,547  53,282,701
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --            --           --      951,092      776,145          --
Payables:
 Investments purchased                             --     2,984,848    1,037,088           --    1,398,384          --
 Shares redeemed                              265,339       285,008      203,371      245,969      681,138         800
Accrued expenses:
 Management fees                               65,393       224,234      130,443      123,581      277,229      24,429
 12b-1 distribution and service fees           43,040       119,951       71,381       63,871      119,392      14,653
 Other                                         44,803       154,840      100,856       78,459      205,688      33,467
Dividends payable                             500,183     1,915,562    1,065,871      972,246    2,361,580     177,353
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                          918,758     5,684,443    2,609,010    2,435,218    5,819,556     250,702
----------------------------------------------------------------------------------------------------------------------
Net assets                               $142,093,761  $499,354,398 $284,474,311 $269,777,960 $619,478,991 $53,031,999
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $102,937,763  $426,782,383 $204,651,779 $233,996,120 $385,618,902 $42,359,666
Shares outstanding                          9,560,636    37,610,565   16,834,553   20,708,028   32,737,179   3,986,936
Net asset value per share                $      10.77  $      11.35 $      12.16 $      11.30 $      11.78 $     10.62
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      11.24  $      11.85 $      12.69 $      11.80 $      12.30 $     11.09
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 12,797,198  $ 21,206,445 $ 11,178,766 $ 11,911,918 $ 28,080,211 $ 5,960,084
Shares outstanding                          1,197,214     1,868,359      918,134    1,053,766    2,386,556     559,445
Net asset value and offering price per   $      10.69
 share                                                 $      11.35 $      12.18 $      11.30 $      11.77 $     10.65
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 25,048,898  $ 50,193,519 $ 43,693,143 $ 23,336,404 $ 50,998,974 $ 4,536,267
Shares outstanding                          2,323,315     4,427,081    3,598,071    2,066,327    4,336,427     425,975
Net asset value and offering price per   $      10.78
 share                                                 $      11.34 $      12.14 $      11.29 $      11.76 $     10.65
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,309,902  $  1,172,051 $ 24,950,623 $    533,518 $154,780,904 $   175,982
Shares outstanding                            121,104       103,453    2,051,930       47,167   13,151,565      16,492
Net asset value and offering price per   $      10.82
 share                                                 $      11.33 $      12.16 $      11.31 $      11.77 $     10.67
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $133,783,644   $465,913,252 $256,542,310 $253,201,085  $567,796,707  $49,922,958
Undistributed (Over-distribution of)          (88,597)
 net investment income                                       208,962      140,194     (334,393)      191,800       20,591
Accumulated net realized gain (loss)       (1,096,089)
 from investments                                          1,687,946    2,569,624   (1,635,536)   (3,598,864)    (893,631)
Net unrealized appreciation of              9,494,803
 investments                                              31,544,238   25,222,183   18,546,804    55,089,348    3,982,081
--------------------------------------------------------------------------------------------------------------------------
Net assets                               $142,093,761   $499,354,398 $284,474,311 $269,777,960  $619,478,991  $53,031,999
--------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
48

Statement of Operations
Year Ended May 31, 2003

                                                                           Kansas      Kentucky     Michigan     Missouri
--------------------------------------------------------------------------------------------------------------------------
Investment Income                                                    $ 7,259,689   $27,020,413  $15,559,828  $14,028,989
--------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                          732,722     2,567,685    1,524,075    1,382,282
12b-1 service fees - Class A                                             199,565       829,669      408,779      442,569
12b-1 distribution and service fees - Class B                            110,120       178,321       98,364      102,637
12b-1 distribution and service fees - Class C                            154,751       341,201      315,327      163,305
Shareholders' servicing agent fees and expenses                           84,039       268,636      181,362      148,526
Custodian's fees and expenses                                             49,387       123,543       86,237       78,689
Trustees' fees and expenses                                                1,456         8,418        5,147        5,391
Professional fees                                                         11,591        26,535       17,859       19,295
Shareholders' reports - printing and mailing expenses                     12,038        43,787       33,618       25,760
Federal and state registration fees                                        5,802        10,432        9,385       10,646
Other expenses                                                             5,531        14,235        9,690        8,236
--------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,367,002     4,412,462    2,689,843    2,387,336
  Custodian fee credit                                                   (14,457)      (24,413)     (11,077)     (17,436)
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,352,545     4,388,049    2,678,766    2,369,900
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  5,907,144    22,632,364   12,881,062   11,659,089
--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                                158,850     2,114,527    2,802,585      117,007
Net change in unrealized appreciation (depreciation) of investments    6,480,501    16,859,562   11,764,886   11,511,004
--------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              6,639,351    18,974,089   14,567,471   11,628,011
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $12,546,495   $41,606,453  $27,448,533  $23,287,100
--------------------------------------------------------------------------------------------------------------------------

                                                                             Ohio   Wisconsin
---------------------------------------------------------------------------------------------
Investment Income                                                    $33,480,226  $2,574,730
---------------------------------------------------------------------------------------------
Expenses
Management fees                                                        3,195,793     276,973
12b-1 service fees - Class A                                             757,374      81,936
12b-1 distribution and service fees - Class B                            236,362      52,462
12b-1 distribution and service fees - Class C                            357,866      28,038
Shareholders' servicing agent fees and expenses                          432,889      26,996
Custodian's fees and expenses                                            161,268      37,106
Trustees' fees and expenses                                               11,351         965
Professional fees                                                        124,646       7,655
Shareholders' reports - printing and mailing expenses                     73,472       4,399
Federal and state registration fees                                        9,641       7,499
Other expenses                                                            17,148       3,381
---------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   5,377,810     527,410
  Custodian fee credit                                                   (20,419)     (7,954)
---------------------------------------------------------------------------------------------
Net expenses                                                           5,357,391     519,456
---------------------------------------------------------------------------------------------
Net investment income                                                 28,122,835   2,055,274
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                              1,268,680    (213,617)
Net change in unrealized appreciation (depreciation) of investments   31,686,941   2,623,140
---------------------------------------------------------------------------------------------
Net gain from investments                                             32,955,621   2,409,523
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $61,078,456  $4,464,797
---------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
49

Statement of Changes in Net Assets

                                                                                        Kansas
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  5,907,144  $  5,473,926
Net realized gain (loss) from investments                                          158,850        37,787
Net change in unrealized appreciation (depreciation) of investments              6,480,501     1,101,468
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      12,546,495     6,613,181
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (4,628,215)   (4,645,235)
  Class B                                                                         (452,354)     (371,187)
  Class C                                                                         (841,745)     (493,373)
  Class R                                                                          (67,888)      (89,675)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (5,990,202)   (5,599,470)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                23,090,960    27,853,495
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                2,915,310     2,495,684
----------------------------------------------------------------------------------------------------------
                                                                                26,006,270    30,349,179
Cost of shares redeemed                                                        (15,507,694)  (12,561,659)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              10,498,576    17,787,520
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           17,054,869    18,801,231
Net assets at the beginning of year                                            125,038,892   106,237,661
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $142,093,761  $125,038,892
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (88,597) $    (16,519)
----------------------------------------------------------------------------------------------------------

                                                                                       Kentucky
                                                                              --------------------------
                                                                                 Year Ended     Year Ended
                                                                                    5/31/03        5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                          $22,632,364  $ 22,779,661
Net realized gain (loss) from investments                                        2,114,527      2,566,122
Net change in unrealized appreciation (depreciation) of investments             16,859,562      2,087,059
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      41,606,453     27,432,842
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (20,028,647)   (20,222,418)
  Class B                                                                         (762,133)      (610,341)
  Class C                                                                       (1,946,364)    (1,661,723)
  Class R                                                                          (51,875)       (48,663)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (289,143)            --
  Class B                                                                          (13,099)            --
  Class C                                                                          (32,628)            --
  Class R                                                                             (713)            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (23,124,602)   (22,543,145)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                50,759,048     37,218,281
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               11,151,301     11,016,189
----------------------------------------------------------------------------------------------------------
                                                                                61,910,349     48,234,470
Cost of shares redeemed                                                        (47,280,723)   (40,310,418)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              14,629,626      7,924,052
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           33,111,477     12,813,749
Net assets at the beginning of year                                            466,242,921    453,429,172
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $499,354,398   $466,242,921
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    208,962   $    263,445
----------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

                                                                                       Michigan
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 12,881,062  $ 13,426,608
Net realized gain (loss) from investments                                        2,802,585     2,047,892
Net change in unrealized appreciation (depreciation) of investments             11,764,886     2,539,436
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      27,448,533    18,013,936
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (9,642,292)  (10,328,225)
  Class B                                                                         (407,534)     (367,861)
  Class C                                                                       (1,748,339)   (1,597,244)
  Class R                                                                       (1,207,750)   (1,200,109)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (124,373)     (482,823)
  Class B                                                                           (6,398)      (20,281)
  Class C                                                                          (26,125)      (84,723)
  Class R                                                                          (15,064)      (53,859)
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (13,177,875)  (14,135,125)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                23,926,058    22,785,790
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                4,784,615     5,013,073
----------------------------------------------------------------------------------------------------------
                                                                                28,710,673    27,798,863
Cost of shares redeemed                                                        (35,934,398)  (33,807,060)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (7,223,725)   (6,008,197)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            7,046,933    (2,129,386)
Net assets at the beginning of year                                            277,427,378   279,556,764
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $284,474,311  $277,427,378
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    140,194  $    403,051
----------------------------------------------------------------------------------------------------------

                                                                                       Missouri
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 11,659,089  $ 11,484,989
Net realized gain (loss) from investments                                          117,007        29,802
Net change in unrealized appreciation (depreciation) of investments             11,511,004     2,233,432
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      23,287,100    13,748,223
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (10,568,434)  (10,524,923)
  Class B                                                                         (431,777)     (364,677)
  Class C                                                                         (919,808)     (749,596)
  Class R                                                                          (25,536)      (25,949)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (11,945,555)  (11,665,145)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                37,213,355    27,907,280
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                5,035,402     4,748,824
---------------------------------------------------------------------------------------------------------
                                                                                42,248,757    32,656,104
Cost of shares redeemed                                                        (21,376,429)  (19,923,492)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              20,872,328    12,732,612
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           32,213,873    14,815,690
Net assets at the beginning of year                                            237,564,087   222,748,397
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $269,777,960  $237,564,087
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $   (334,393) $    (77,229)
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
51

                                                                                         Ohio
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 28,122,835  $ 29,478,027
Net realized gain (loss) from investments                                        1,268,680    (2,454,590)
Net change in unrealized appreciation (depreciation) of investments             31,686,941     5,503,360
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      61,078,456    32,526,797
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (17,957,323)  (18,923,407)
  Class B                                                                         (993,978)     (900,852)
  Class C                                                                       (2,010,781)   (1,922,355)
  Class R                                                                       (7,473,631)   (7,575,179)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (28,435,713)  (29,321,793)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                44,313,612    54,521,113
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               13,425,680    13,555,900
----------------------------------------------------------------------------------------------------------
                                                                                57,739,292    68,077,013
Cost of shares redeemed                                                        (65,962,814)  (69,367,991)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (8,223,522)   (1,290,978)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           24,419,221     1,914,026
Net assets at the beginning of year                                            595,059,770   593,145,744
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $619,478,991  $595,059,770
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    191,800  $    396,889
----------------------------------------------------------------------------------------------------------

                                                                                      Wisconsin
                                                                              ------------------------
                                                                                Year Ended   Year Ended
                                                                                   5/31/03      5/31/02
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 2,055,274  $ 1,944,798
Net realized gain (loss) from investments                                        (213,617)      79,096
Net change in unrealized appreciation (depreciation) of investments             2,623,140      602,216
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      4,464,797    2,626,110
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (1,758,397)  (1,580,364)
  Class B                                                                        (197,486)    (177,210)
  Class C                                                                        (139,711)    (176,847)
  Class R                                                                          (5,832)      (3,685)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --           --
  Class B                                                                              --           --
  Class C                                                                              --           --
  Class R                                                                              --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (2,101,426)  (1,938,106)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                7,418,035   13,041,410
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               1,257,045    1,087,251
-------------------------------------------------------------------------------------------------------
                                                                                8,675,080   14,128,661
Cost of shares redeemed                                                        (6,808,683)  (6,818,562)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              1,866,397    7,310,099
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           4,229,768    7,998,103
Net assets at the beginning of year                                            48,802,231   40,804,128
-------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $53,031,999  $48,802,231
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    20,591  $    55,681
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
52

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, Ohio had an outstanding when-issued purchase commitment of $1,398,384. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.


----
53

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2003, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
54

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Kansas
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,063,903  $ 11,127,933   1,214,623  $ 12,440,214
  Class B                                               261,424     2,722,034     350,408     3,558,864
  Class C                                               862,578     9,029,763   1,119,614    11,475,912
  Class R                                                20,017       211,230      36,648       378,505
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               213,938     2,232,298     206,556     2,118,130
  Class B                                                20,670       214,205      15,704       159,962
  Class C                                                44,657       466,919      21,047       215,767
  Class R                                                   180         1,888         177         1,825
--------------------------------------------------------------------------------------------------------
                                                      2,487,367    26,006,270   2,964,777    30,349,179
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,122,005)  (11,705,711)   (982,932)  (10,049,876)
  Class B                                               (87,869)     (908,480)    (42,259)     (430,436)
  Class C                                              (233,992)   (2,447,500)   (115,533)   (1,187,317)
  Class R                                               (42,271)     (446,003)    (86,395)     (894,030)
--------------------------------------------------------------------------------------------------------
                                                     (1,486,137)  (15,507,694) (1,227,119)  (12,561,659)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,001,230  $ 10,498,576   1,737,658  $ 17,787,520
--------------------------------------------------------------------------------------------------------

                                                                          Kentucky
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,987,211  $ 33,128,568   2,312,067  $ 25,231,282
  Class B                                               429,304     4,755,279     428,624     4,666,171
  Class C                                             1,153,800    12,772,504     666,972     7,265,040
  Class R                                                 9,266       102,697       5,056        55,788
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               881,467     9,748,497     900,522     9,826,452
  Class B                                                36,069       399,076      27,706       302,277
  Class C                                                86,797       959,216      77,980       850,253
  Class R                                                 4,032        44,512       3,418        37,207
--------------------------------------------------------------------------------------------------------
                                                      5,587,946    61,910,349   4,422,345    48,234,470
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,595,606)  (39,730,221) (3,256,866)  (35,485,945)
  Class B                                              (135,981)   (1,503,715)   (118,604)   (1,289,915)
  Class C                                              (547,753)   (6,046,787)   (324,539)   (3,526,043)
  Class R                                                    --            --        (780)       (8,515)
--------------------------------------------------------------------------------------------------------
                                                     (4,279,340)  (47,280,723) (3,700,789)  (40,310,418)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,308,606  $ 14,629,626     721,556  $  7,924,052
--------------------------------------------------------------------------------------------------------


----
55

                                                                            Michigan
                                                      ---------------------------------------------------
                                                              Year Ended                Year Ended
                                                               5/31/03                    5/31/02
                                                      -------------------------  ------------------------
                                                            Shares        Amount      Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                1,147,174  $ 13,590,360   1,158,899  $ 13,426,800
 Class B                                                  191,037     2,263,633     143,564     1,667,792
 Class C                                                  613,129     7,268,172     562,830     6,512,765
 Class R                                                   68,242       803,893     102,079     1,178,433

 Shares issued to shareholders due to reinvestment of
 distributions:
 Class A                                                  275,851     3,261,898     299,341     3,468,628
 Class B                                                   11,689       138,439      12,692       147,250
 Class C                                                   47,722       563,598      48,321       559,055
 Class R                                                   69,386       820,680      72,320       838,140
----------------------------------------------------------------------------------------------------------
                                                        2,424,230    28,710,673   2,400,046    27,798,863
----------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                               (2,403,385)  (28,411,154) (2,252,924)  (26,023,705)
 Class B                                                  (81,059)     (960,241)   (117,499)   (1,360,422)
 Class C                                                 (421,866)   (4,999,002)   (427,081)   (4,924,471)
 Class R                                                 (131,775)   (1,564,001)   (129,487)   (1,498,462)
----------------------------------------------------------------------------------------------------------
                                                       (3,038,085)  (35,934,398) (2,926,991)  (33,807,060)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (613,855) $ (7,223,725)   (526,945) $ (6,008,197)
----------------------------------------------------------------------------------------------------------

                                                                            Missouri
                                                      ---------------------------------------------------
                                                              Year Ended                Year Ended
                                                               5/31/03                    5/31/02
                                                      -------------------------  ------------------------
                                                            Shares        Amount      Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                2,629,463  $ 28,861,715   1,511,164  $ 16,371,053
 Class B                                                  306,097     3,367,562     253,693     2,749,675
 Class C                                                  453,975     4,984,078     808,669     8,746,553
 Class R                                                       --            --       3,738        39,999
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                                                  413,086     4,534,618     401,119     4,345,559
 Class B                                                   17,952       197,082      14,336       155,288
 Class C                                                   27,386       300,388      22,732       246,063
 Class R                                                      302         3,314         177         1,914
----------------------------------------------------------------------------------------------------------
                                                        3,848,261    42,248,757   3,015,628    32,656,104
----------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (1,563,588)   (17,165,813) (1,613,059)  (17,438,485)
 Class B                                                (111,014)    (1,216,887)    (80,282)     (862,724)
 Class C                                                (272,997)    (2,993,729)   (149,727)   (1,612,283)
 Class R                                                       --            --        (928)      (10,000)
----------------------------------------------------------------------------------------------------------
                                                       (1,947,599)  (21,376,429) (1,843,996)  (19,923,492)
----------------------------------------------------------------------------------------------------------
Net increase                                            1,900,662  $ 20,872,328   1,171,632  $ 12,732,612
----------------------------------------------------------------------------------------------------------



----
56

                                                                            Ohio
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,388,290  $ 27,234,695   3,035,155  $ 33,967,857
  Class B                                               520,124     5,932,156     514,511     5,747,368
  Class C                                               619,754     7,076,225     805,256     8,996,874
  Class R                                               358,046     4,070,536     519,279     5,809,014
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               625,025     7,115,671     642,355     7,192,029
  Class B                                                30,778       350,186      27,677       309,569
  Class C                                                69,847       794,388      66,551       744,276
  Class R                                               454,082     5,165,435     474,500     5,310,026
--------------------------------------------------------------------------------------------------------
                                                      5,065,946    57,739,292   6,085,284    68,077,013
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,260,086)  (48,660,023) (4,396,949)  (49,138,338)
  Class B                                              (176,004)   (1,989,404)   (320,164)   (3,585,121)
  Class C                                              (388,410)   (4,420,801)   (569,965)   (6,355,839)
  Class R                                              (955,771)  (10,892,586)   (919,025)  (10,288,693)
--------------------------------------------------------------------------------------------------------
                                                     (5,780,271)  (65,962,814) (6,206,103)  (69,367,991)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (714,325) $ (8,223,522)   (120,819) $ (1,290,978)
--------------------------------------------------------------------------------------------------------

                                                                        Wisconsin
                                                     ----------------------------------------------
                                                           Year Ended              Year Ended
                                                            5/31/03                 5/31/02
                                                     ---------------------  -----------------------
                                                        Shares       Amount      Shares       Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             478,781  $ 4,961,350   1,001,935  $10,134,949
  Class B                                              73,841      769,287     142,538    1,439,120
  Class C                                             156,529    1,621,327     140,755    1,423,816
  Class R                                               6,385       66,071       4,260       43,525
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                             101,556    1,048,681      90,064      910,410
  Class B                                              11,032      114,246       8,971       90,959
  Class C                                               8,551       88,556       8,128       82,379
  Class R                                                 536        5,562         345        3,503
----------------------------------------------------------------------------------------------------
                                                      837,211    8,675,080   1,396,996   14,128,661
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (559,306)  (5,764,985)   (229,152)  (2,306,280)
  Class B                                             (39,206)    (401,473)    (77,717)    (784,684)
  Class C                                             (62,106)    (642,225)   (366,968)  (3,726,380)
  Class R                                                  --           --        (121)      (1,218)
----------------------------------------------------------------------------------------------------
                                                     (660,618)  (6,808,683)   (673,958)  (6,818,562)
----------------------------------------------------------------------------------------------------
Net increase                                          176,593  $ 1,866,397     723,038  $ 7,310,099
----------------------------------------------------------------------------------------------------


----
57

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------
Purchases   $23,711,619 $73,799,658 $27,136,879 $55,252,936 $73,590,137 $3,887,152
Sales and
 maturities  16,048,185  65,927,643  35,364,773  35,752,785  80,438,324  3,898,515
----------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $128,973,462 $460,100,261 $254,774,692 $248,384,409 $558,180,856 $46,724,316
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                                  Kansas      Kentucky       Michigan              Missouri          Ohio
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                              $11,284,978   $37,398,228    $28,581,932           $20,437,837   $59,092,263
  Depreciation                               (1,776,867)   (5,674,679)    (3,355,727)           (1,849,419)   (3,607,418)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments  $ 9,508,111   $31,723,549    $25,226,205           $18,588,418   $55,489,845
--------------------------------------------------------------------------------------------------------------------------

                                             Wisconsin
------------------------------------------------------
Gross unrealized:
  Appreciation                             $4,498,088
  Depreciation                               (502,277)
------------------------------------------------------
Net unrealized appreciation on investments $3,995,811
------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $398,280 $1,878,557 $  924,463 $596,029 $2,216,357  $183,133
Undistributed net ordinary income*              --     66,683     78,164      214      6,673     1,079
Undistributed net long-term capital gains       --  1,687,447  2,769,039       --         --        --
------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $5,966,173 $22,742,904 $13,042,876 $11,944,635 $28,473,859 $2,099,102
Distributions from net ordinary income*                  --          --      16,718          --          --         --
Distributions from net long-term capital gains           --     335,583     155,242          --          --         --
----------------------------------------------------------------------------------------------------------------------

2002                                                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $5,559,994 $22,559,782 $13,554,778 $11,659,139 $29,405,893 $1,908,543
Distributions from net ordinary income*                  --          --          --          --          --         --
Distributions from net long-term capital gains           --          --     641,686          --          --         --
----------------------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
58

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                         Kansas   Missouri       Ohio Wisconsin
                -----------------------------------------------
                2008 $  671,721 $  739,077 $       --  $ 19,279
                2009    424,368    691,893  1,144,274   649,372
                2010         --    204,566  2,454,590        --
                -----------------------------------------------
                     $1,096,089 $1,635,536 $3,598,864  $668,651
                -----------------------------------------------

Wisconsin has elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Wisconsin has $224,981 of post-October losses that are treated as having arisen in the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $260,669 $911,873 $264,858 $496,290 $481,489  $156,632
Paid to authorized dealers (unaudited)  249,641  827,146  233,229  496,290  441,511   138,572
---------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
Commission advances (unaudited) $236,373 $326,704 $159,593 $324,960 $289,596   $47,969
--------------------------------------------------------------------------------------


----
59

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $173,353 $194,435 $145,568 $141,268 $252,118   $54,105
--------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                            Kansas Kentucky Michigan Missouri    Ohio Wisconsin
 ------------------------------------------------------------------------------
 CDSC retained (unaudited) $29,924  $44,019  $22,434  $23,758 $74,386   $30,010
 ------------------------------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                    Kansas  Kentucky Michigan  Missouri   Ohio    Wisconsin
         ------------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0395    $.0445   $.0465    $.0415 $.0450       $.0370
          Class B    .0330     .0375    .0390     .0345  .0380        .0310
          Class C    .0350     .0395    .0410     .0360  .0400        .0325
          Class R    .0415     .0460    .0485     .0430  .0470        .0390
         ------------------------------------------------------------------


----
60

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations       Less Distributions
                                                  ---------------------------  ----------------------


KANSAS


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                 Ending
                                              Net   Invest-       ment         Invest-                    Net
                                            Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003                                      $10.25      $.48      $ .52  $1.00    $(.48)     $-- $(.48) $10.77     10.03%
 2002                                       10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06
 2001                                        9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02
 2000                                       10.49       .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)
 1999                                       10.60       .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81
Class B (2/97)
 2003                                       10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18
 2002                                       10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30
 2001                                        9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17
 2000                                       10.43       .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)
 1999                                       10.54       .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07
Class C (2/97)
 2003                                       10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35
 2002                                       10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60
 2001                                        9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29
 2000                                       10.51       .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)
 1999                                       10.63       .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18
Class R (2/97)
 2003                                       10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23
 2002                                       10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38
 2001                                        9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12
 2000                                       10.55       .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)
 1999                                       10.66       .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
KANSAS                                           -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003                                   $102,938      .88%    4.57%      .88%    4.57%      .87%    4.58%        12%
 2002                                     96,411      .90     4.90       .90     4.90       .89     4.91         17
 2001                                     91,062      .90     5.13       .90     5.13       .89     5.14         18
 2000                                     86,460     1.01     5.04      1.01     5.05      1.00     5.06         54
 1999                                    113,140      .90     4.63       .76     4.78       .75     4.78         27
Class B (2/97)
 2003                                     12,797     1.63     3.81      1.63     3.81      1.62     3.82         12
 2002                                     10,210     1.65     4.13      1.65     4.13      1.64     4.15         17
 2001                                      6,851     1.65     4.38      1.65     4.38      1.64     4.39         18
 2000                                      5,361     1.77     4.31      1.77     4.31      1.76     4.32         54
 1999                                      6,497     1.65     3.89      1.51     4.03      1.51     4.03         27
Class C (2/97)
 2003                                     25,049     1.43     4.01      1.43     4.01      1.42     4.02         12
 2002                                     16,943     1.44     4.31      1.44     4.31      1.43     4.32         17
 2001                                      6,359     1.45     4.58      1.45     4.58      1.44     4.59         18
 2000                                      5,633     1.57     4.51      1.56     4.51      1.56     4.52         54
 1999                                      6,171     1.45     4.10      1.32     4.23      1.32     4.23         27
Class R (2/97)
 2003                                      1,310      .68     4.77       .68     4.77       .67     4.78         12
 2002                                      1,475      .70     5.12       .70     5.12       .69     5.13         17
 2001                                      1,967      .69     5.33       .69     5.33       .68     5.34         18
 2000                                      1,360      .85     5.32       .85     5.32       .84     5.33         54
 1999                                        679      .70     4.87       .59     4.97       .59     4.97         27
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


KENTUCKY


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                      $10.92      $.53      $ .44  $ .97    $(.53)   $(.01) $(.54) $11.35      9.03%
 2002                                       10.80       .54        .12    .66     (.54)      --   (.54)  10.92      6.22
 2001                                       10.30       .55        .50   1.05     (.55)      --   (.55)  10.80     10.40
 2000                                       11.22       .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999                                       11.39       .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
Class B (2/97)
 2003                                       10.92       .45        .44    .89     (.45)    (.01)  (.46)  11.35      8.21
 2002                                       10.80       .46        .12    .58     (.46)      --   (.46)  10.92      5.42
 2001                                       10.30       .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000                                       11.22       .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999                                       11.39       .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
Class C (10/93)
 2003                                       10.91       .47        .44    .91     (.47)    (.01)  (.48)  11.34      8.45
 2002                                       10.79       .48        .12    .60     (.48)      --   (.48)  10.91      5.64
 2001                                       10.29       .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000                                       11.21       .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999                                       11.38       .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
Class R (2/97)
 2003                                       10.90       .55        .44    .99     (.55)    (.01)  (.56)  11.33      9.23
 2002                                       10.78       .57        .11    .68     (.56)      --   (.56)  10.90      6.40
 2001                                       10.27       .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000                                       11.20       .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999                                       11.37       .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(c)   Reimbursement(d)
KENTUCKY                                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                   $426,782      .84%    4.79%      .84%    4.79%      .83%    4.79%        14%
 2002                                    407,706      .85     4.99       .85     4.99       .84     5.00         14
 2001                                    403,793      .87     5.11       .87     5.11       .85     5.13         14
 2000                                    394,048      .96     5.23       .96     5.23       .96     5.23          7
 1999                                    467,127      .84     4.88       .82     4.90       .82     4.90         10
Class B (2/97)
 2003                                     21,206     1.59     4.04      1.59     4.04      1.58     4.04         14
 2002                                     16,808     1.59     4.24      1.59     4.24      1.58     4.25         14
 2001                                     12,977     1.62     4.36      1.62     4.36      1.60     4.38         14
 2000                                     10,148     1.72     4.48      1.72     4.48      1.72     4.48          7
 1999                                      9,923     1.59     4.13      1.57     4.15      1.56     4.16         10
Class C (10/93)
 2003                                     50,194     1.39     4.24      1.39     4.24      1.38     4.24         14
 2002                                     40,746     1.40     4.44      1.40     4.44      1.39     4.45         14
 2001                                     35,770     1.42     4.56      1.42     4.56      1.40     4.58         14
 2000                                     31,078     1.51     4.68      1.51     4.68      1.51     4.68          7
 1999                                     37,246     1.39     4.33      1.37     4.36      1.37     4.36         10
Class R (2/97)
 2003                                      1,172      .64     4.99       .64     4.99       .63     4.99         14
 2002                                        983      .65     5.19       .65     5.19       .64     5.20         14
 2001                                        889      .67     5.31       .67     5.31       .65     5.33         14
 2000                                        842      .77     5.43       .77     5.43       .77     5.43          7
 1999                                        839      .64     5.08       .62     5.10       .62     5.11         10
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MICHIGAN


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                      $11.55      $.55     $  .63  $1.18    $(.56)   $(.01) $(.57) $12.16     10.40%
 2002                                       11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70
 2001                                       10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                                       11.83       .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                                       12.07       .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
Class B (2/97)
 2003                                       11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56
 2002                                       11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88
 2001                                       10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                                       11.85       .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                                       12.09       .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
Class C (6/93)
 2003                                       11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71
 2002                                       11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11
 2001                                       10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                                       11.82       .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                                       12.06       .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
Class R (2/97)
 2003                                       11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53
 2002                                       11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99
 2001                                       10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                                       11.83       .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                                       12.07       .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
MICHIGAN                                         -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                   $204,652      .86%    4.67%      .86%    4.67%      .86%    4.67%        10%
 2002                                    205,808      .87     4.86       .87     4.86       .87     4.86         19
 2001                                    211,992      .87     5.15       .87     5.15       .86     5.16         11
 2000                                    208,290      .97     5.22       .97     5.22       .96     5.22         28
 1999                                    260,396      .84     4.94       .84     4.94       .84     4.94         18
Class B (2/97)
 2003                                     11,179     1.61     3.91      1.61     3.91      1.61     3.92         10
 2002                                      9,214     1.62     4.11      1.62     4.11      1.62     4.11         19
 2001                                      8,642     1.62     4.40      1.62     4.40      1.61     4.41         11
 2000                                      7,741     1.73     4.48      1.73     4.48      1.72     4.49         28
 1999                                      7,733     1.60     4.20      1.60     4.20      1.60     4.20         18
Class C (6/93)
 2003                                     43,693     1.41     4.12      1.41     4.12      1.41     4.12         10
 2002                                     38,763     1.42     4.31      1.42     4.31      1.42     4.31         19
 2001                                     36,123     1.42     4.60      1.42     4.60      1.41     4.61         11
 2000                                     35,678     1.51     4.66      1.51     4.66      1.50     4.67         28
 1999                                     48,946     1.39     4.39      1.39     4.39      1.39     4.39         18
Class R (2/97)
 2003                                     24,951      .66     4.87       .66     4.87       .66     4.87         10
 2002                                     23,643      .67     5.06       .67     5.06       .67     5.06         19
 2001                                     22,799      .67     5.35       .67     5.35       .66     5.36         11
 2000                                     22,035      .77     5.42       .77     5.42       .76     5.43         28
 1999                                     26,310      .64     5.14       .64     5.14       .64     5.14         18
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MISSOURI


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003                                      $10.81      $.51      $ .51  $1.02    $(.53)   $  --  $(.53) $11.30      9.63%
 2002                                       10.71       .54        .11    .65     (.55)      --   (.55)  10.81      6.20
 2001                                       10.18       .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                       11.12       .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                       11.23       .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
Class B (2/97)
 2003                                       10.81       .43        .50    .93     (.44)      --   (.44)  11.30      8.80
 2002                                       10.71       .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                       10.18       .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                       11.11       .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                       11.23       .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
Class C (2/94)
 2003                                       10.81       .45        .49    .94     (.46)      --   (.46)  11.29      8.93
 2002                                       10.70       .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                       10.17       .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                       11.11       .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                       11.23       .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
Class R (2/97)
 2003                                       10.82       .53        .50   1.03     (.54)      --   (.54)  11.31      9.80
 2002                                       10.71       .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                       10.18       .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                       11.12       .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                       11.23       .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(c)   Reimbursement(d)
MISSOURI                                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003                                   $233,996      .86%    4.65%      .86%    4.65%      .85%    4.66%        14%
 2002                                    207,890      .87     5.02       .87     5.02       .86     5.03         13
 2001                                    202,698      .87     5.31       .87     5.31       .87     5.31         13
 2000                                    194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999                                    238,498      .86     4.87       .86     4.87       .86     4.87         12
Class B (2/97)
 2003                                     11,912     1.61     3.90      1.61     3.90      1.60     3.91         14
 2002                                      9,091     1.62     4.27      1.62     4.27      1.61     4.27         13
 2001                                      6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000                                      5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999                                      5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
Class C (2/94)
 2003                                     23,336     1.41     4.10      1.41     4.10      1.40     4.11         14
 2002                                     20,076     1.41     4.46      1.41     4.46      1.41     4.47         13
 2001                                     12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000                                     10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999                                     13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
Class R (2/97)
 2003                                        534      .66     4.86       .66     4.86       .65     4.86         14
 2002                                        507      .67     5.22       .67     5.22       .66     5.23         13
 2001                                        470      .67     5.51       .67     5.51       .67     5.51         13
 2000                                        442      .77     5.47       .77     5.47       .76     5.48         21
 1999                                        393      .66     5.07       .65     5.08       .65     5.08         12
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
64

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


OHIO


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
Year Ended                                  Asset      ment       Gain            ment  Capital          Asset     Total
May 31,                                     Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                      $11.16      $.54      $ .62  $1.16    $(.54)   $  --  $(.54) $11.78     10.65%
 2002                                       11.10       .55        .06    .61     (.55)      --   (.55)  11.16      5.57
 2001                                       10.62       .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                       11.57       .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                       11.74       .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
Class B (2/97)
 2003                                       11.15       .45        .63   1.08     (.46)      --   (.46)  11.77      9.85
 2002                                       11.09       .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                       10.62       .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                       11.56       .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                       11.73       .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
Class C (8/93)
 2003                                       11.15       .47        .62   1.09     (.48)      --   (.48)  11.76      9.99
 2002                                       11.09       .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                       10.61       .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                       11.56       .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                       11.73       .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
Class R (2/97)
 2003                                       11.15       .56        .62   1.18     (.56)      --   (.56)  11.77     10.89
 2002                                       11.09       .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                       10.62       .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                       11.57       .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                       11.73       .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
OHIO                                             -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                                Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,                                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                   $385,619      .87%    4.69%      .87%    4.69%      .87%    4.69%        12%
 2002                                    379,342      .86     4.93       .86     4.93       .86     4.93         21
 2001                                    385,226      .86     5.13       .86     5.13       .85     5.13         12
 2000                                    389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999                                    471,075      .85     4.94       .85     4.94       .85     4.94         11
Class B (2/97)
 2003                                     28,080     1.62     3.94      1.62     3.94      1.61     3.94         12
 2002                                     22,433     1.61     4.17      1.61     4.17      1.61     4.18         21
 2001                                     19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000                                     14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999                                     14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
Class C (8/93)
 2003                                     50,999     1.42     4.14      1.42     4.14      1.41     4.14         12
 2002                                     44,984     1.41     4.37      1.41     4.37      1.41     4.38         21
 2001                                     41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000                                     41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999                                     50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
Class R (2/97)
 2003                                    154,781      .67     4.89       .67     4.89       .67     4.89         12
 2002                                    148,302      .66     5.12       .66     5.12       .66     5.13         21
 2001                                    146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000                                    142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999                                    161,491      .65     5.14       .65     5.14       .65     5.14         11
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations       Less Distributions
                                                  ---------------------------  ----------------------


WISCONSIN


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                 Ending
                                              Net   Invest-       ment         Invest-                    Net
                                            Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003                                      $10.14      $.43      $ .49  $ .92    $(.44)  $  --  $(.44) $10.62      9.41%
 2002                                        9.97       .44        .17    .61     (.44)     --   (.44)  10.14      6.26
 2001                                        9.24       .45        .72   1.17     (.44)     --   (.44)   9.97     12.84
 2000                                       10.20       .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)
 1999                                       10.28       .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83
Class B (2/97)
 2003                                       10.17       .36        .49    .85     (.37)     --   (.37)  10.65      8.53
 2002                                       10.00       .37        .17    .54     (.37)     --   (.37)  10.17      5.49
 2001                                        9.27       .38        .72   1.10     (.37)     --   (.37)  10.00     11.98
 2000                                       10.23       .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)
 1999                                       10.31       .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05
Class C (2/97)
 2003                                       10.16       .38        .50    .88     (.39)     --   (.39)  10.65      8.83
 2002                                       10.00       .39        .16    .55     (.39)     --   (.39)  10.16      5.58
 2001                                        9.26       .40        .73   1.13     (.39)     --   (.39)  10.00     12.31
 2000                                       10.22       .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)
 1999                                       10.30       .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29
Class R (2/97)
 2003                                       10.18       .46        .50    .96     (.47)     --   (.47)  10.67      9.62
 2002                                       10.02       .47        .16    .63     (.47)     --   (.47)  10.18      6.36
 2001                                        9.28       .47        .73   1.20     (.46)     --   (.46)  10.02     13.10
 2000                                       10.23       .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)
 1999                                       10.31       .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                            Before Credit/         After          After Credit/
                                                            Reimbursement     Reimbursement(c)   Reimbursement(d)
WISCONSIN                                                 -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003                                   $42,360      .93%    4.19%      .93%    4.19%      .91%    4.20%         8%
 2002                                    40,199      .93     4.39       .93     4.39       .92     4.40         19
 2001                                    30,944      .97     4.59       .97     4.59       .95     4.61         16
 2000                                    30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999                                    29,217     1.16     4.05       .68     4.53       .68     4.53          9
Class B (2/97)
 2003                                     5,960     1.67     3.44      1.67     3.44      1.66     3.45          8
 2002                                     5,224     1.68     3.65      1.68     3.65      1.67     3.66         19
 2001                                     4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000                                     3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999                                     3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
Class C (2/97)
 2003                                     4,536     1.47     3.64      1.47     3.64      1.45     3.65          8
 2002                                     3,282     1.51     3.85      1.51     3.85      1.49     3.86         19
 2001                                     5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000                                     4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999                                     3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
Class R (2/97)
 2003                                       176      .72     4.39       .72     4.39       .70     4.41          8
 2002                                        97      .73     4.60       .73     4.60       .72     4.62         19
 2001                                        51      .77     4.79       .77     4.79       .75     4.80         16
 2000                                        45      .92     4.67       .79     4.81       .78     4.82         26
 1999                                       107      .96     4.26       .48     4.73       .48     4.74          9
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
66

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (constituting the Nuveen Multistate Trust IV, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
67

                                     Notes

--------------------------------------------------------------------------------
68

                                     Notes

--------------------------------------------------------------------------------
69

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
70

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
97

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
72

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
73

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS6-0503D

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 1. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on our evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: EX-99.CERT Attached hereto.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date August 1, 2003
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date August 1, 2003
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date August 1, 2003
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.